UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

1.837322.106

ALIM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 2,004
5.5% 1/1/22	2,300	2,304
		4,308
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,961
5% 10/1/17 (FSA Insured)	10,000	11,610
5% 10/1/18 (FSA Insured)	2,500	2,943
5.25% 10/1/20 (FSA Insured)	6,695	7,945
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,972
6% 1/1/27	1,400	1,645
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,790
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,537
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,414
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,220
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,909
5% 7/1/20	2,550	2,815
5% 7/1/21	1,505	1,652
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,111
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (e)	1,005	1,043
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,303
Series 2011 C, 5% 7/1/21	1,000	1,250
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,621
5% 7/1/18	7,665	9,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,725
5% 7/1/25	2,000	2,377
		99,220
California - 15.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,011
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	6,040
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,389
SeriesAM, 5% 12/1/19	5,015	6,256
Series AI:
5% 12/1/20	5,000	6,344
5% 12/1/25	2,195	2,737
5% 12/1/29	4,865	5,908
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,340
Series 2004 A:
5% 7/1/15	4,775	5,160
5.25% 7/1/14	3,900	4,233
Series 2009 A:
5% 7/1/15	8,990	9,715
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,717
5% 7/1/19	7,625	9,441
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,187
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,498
5.25% 7/1/14	3,445	3,740
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,253
Series 2009 B, 5% 7/1/20	5,600	6,857
Series A, 5% 7/1/18	4,510	5,520
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,622
5% 3/1/15	2,415	2,664
5% 8/1/16	6,070	7,019
5% 3/1/19	1,470	1,743
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,273
5% 3/1/26	2,200	2,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/27 (AMBAC Insured)	$ 1,800	$ 1,938
5.125% 11/1/24	1,900	1,999
5.25% 2/1/15	145	151
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,057
5.25% 2/1/16	2,995	3,120
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,734
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,629
5.25% 2/1/28	3,400	3,524
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,436
5.5% 4/1/13 (AMBAC Insured)	1,000	1,026
5.5% 8/1/29	13,900	16,288
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,385
5.5% 8/1/30	10,000	11,682
5.5% 11/1/33	21,355	22,300
6% 3/1/33	12,375	15,373
6% 4/1/38	7,500	8,941
6% 11/1/39	35,800	43,185
6.5% 4/1/33	150	190
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,093
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,563
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	134
6.5% 10/1/38	5,300	6,467
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,204
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,378
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.98%, tender 7/1/17 (b)	4,500	4,504
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,356
Series 2011 D, 5% 8/15/35	3,000	3,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (b)(e)	$ 11,100	$ 11,100
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,482
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,502
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,683
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,015
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,148
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,722
5.25% 10/1/25	4,000	4,650
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	18,037
Series 2012 A:
5% 4/1/22	2,100	2,508
5% 4/1/23	5,000	5,934
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,934
5% 12/1/21	2,500	3,020
Series 2005 K, 5% 11/1/16	7,195	8,007
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,420
Series 2009 G1, 5.75% 10/1/30	2,100	2,428
Series 2009 I, 6.125% 11/1/29	1,300	1,588
Series 2010 A, 5.75% 3/1/30	4,100	4,744
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,094
Series 2009 A:
5.75% 11/1/25	5,000	5,993
5.75% 11/1/28	5,000	5,923
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,026
5% 6/15/13	8,665	8,950
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,770	$ 8,056
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.53%, tender 7/1/14 (b)	40,825	40,850
Series 2011 A2, 0.53%, tender 7/1/14 (b)	18,265	18,276
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,152
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,719
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,860
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,037
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,086
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,105
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,922
Series 2010 C, 5.25% 8/1/39	3,700	4,294
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,532
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,516
Series 2013 A:
5% 7/1/19 (a)	11,600	13,911
5% 7/1/21 (a)	4,000	4,847
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,508
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,665
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	$ 3,300	$ 3,915
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,429
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,798
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,198
5% 7/1/23	3,800	4,516
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,657
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,440
5% 7/1/20	2,000	2,363
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,583
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,719
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,673
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,741
Port of Oakland Rev.:
Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,432
Series 2012 P, 5% 5/1/22 (a)(e)	5,000	5,914
Poway Unified School District:
Series B:
0% 8/1/37	16,850	4,968
0% 8/1/38	4,650	1,299
0% 8/1/40	2,240	562
0% 8/1/36	12,950	4,086
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,803
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,589
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	846
5.25% 7/1/21	700	847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	$ 2,195	$ 2,331
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,954
6.5% 8/1/27	3,500	4,302
6.5% 8/1/28	2,750	3,365
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,705
5.25% 8/1/26	2,200	2,360
5.5% 8/1/20	2,000	2,329
Series 2009 B, 5% 8/1/18	7,355	8,333
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,263
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,963
5% 5/15/22	2,000	2,418
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	937
0% 7/1/39	7,200	1,922
Series C:
0% 7/1/46	20,405	3,730
0% 7/1/47	13,000	2,260
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,841
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,206
0% 8/1/37	2,000	578
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,475
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,485
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,852
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,950
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,310	$ 1,053
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,039
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	188
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	735	830
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,929
Series 2009 O, 5.25% 5/15/39	1,900	2,167
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,093
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,071
		788,854
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,114
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,605
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,909
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,081
5% 11/15/12 (Escrowed to Maturity)	120	121
5% 11/15/14	1,105	1,198
5% 11/15/14 (Escrowed to Maturity)	60	66
Series 2006 F:
5% 11/15/13	395	414
5% 11/15/13 (Escrowed to Maturity)	890	937
5% 11/15/14	420	455
5% 11/15/14 (Escrowed to Maturity)	935	1,026
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 5,800	$ 6,367
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,664
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,594
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,118
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,118
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,236
Series 2010 A:
0% 9/1/35	2,000	563
0% 9/1/37	3,000	734
0% 9/1/38	3,760	868
		37,402
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,730
Connecticut Gen. Oblig. Series 2012 E, 5% 9/15/23 (a)	3,000	3,781
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,615
5% 2/1/15	10,000	11,047
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,152
		32,325
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,037
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	$ 2,000	$ 2,127
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,058
		20,470
Florida - 10.3%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,736
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,037
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,459
Series 2012 A:
5% 7/1/21	5,380	6,333
5% 7/1/22	5,000	5,900
5% 7/1/25	5,635	6,488
5% 7/1/26	24,585	28,130
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,777
Series 2010 A3, 1.93% 6/1/13 (b)	52,200	52,521
Series 2011 A1, 5% 6/1/18	2,000	2,328
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,498
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	3,910
Series 2011:
5% 12/1/21	1,300	1,580
5% 12/1/23	2,245	2,678
5% 12/1/24	2,365	2,808
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,828
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,110
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,343
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,436
Series 2011 C:
5% 6/1/20	12,380	15,434
5% 6/1/21	13,005	16,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
5% 6/1/22	$ 10,000	$ 12,629
Series 2011 E, 5% 6/1/24	5,000	6,152
Series A, 5.5% 6/1/38	1,800	2,168
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,909
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,818
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,937
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	10,000	11,906
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,463
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,937
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,130
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,297
Series 2005 I:
5% 11/15/17	2,600	3,044
5% 11/15/18	2,000	2,372
Series 2008 B, 6% 11/15/37	12,000	14,266
Series B:
5% 11/15/17	1,050	1,173
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	170
Series G:
5% 11/15/12	965	970
5% 11/15/12 (Escrowed to Maturity)	35	35
5% 11/15/13	1,545	1,620
5% 11/15/13 (Escrowed to Maturity)	55	58
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,516
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,847
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,142
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,472
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	$ 1,855	$ 2,211
5% 9/1/22	2,270	2,682
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,245
5% 10/1/14	7,000	7,471
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,797
5% 10/1/23	5,320	6,339
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,424
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,149
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,300
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,143
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006, 5% 11/15/12	1,340	1,345
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,629
5.25% 6/1/24	3,750	4,089
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,122
5% 11/15/22	500	559
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,310
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,400
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,597
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,929
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,565
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,084
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,888
5% 8/1/15 (AMBAC Insured)	5,990	6,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,519
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,848
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,375
5.75% 10/1/43	1,850	2,020
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,210
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,313
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,044
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,855
5% 11/1/14 (FSA Insured)	1,825	1,961
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,189
Series 2012 B, 5% 8/1/26	4,000	4,691
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,853
5% 10/1/20	3,500	4,339
Series 2012 A:
5% 10/1/23	1,700	2,163
5% 10/1/25	900	1,160
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,396
Series 2011, 5% 10/1/24	8,600	10,368
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,895
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,125
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	$ 2,700	$ 3,099
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,571
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,805
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,969
5% 10/1/18 (FSA Insured) (e)	10,515	12,445
5% 10/1/19 (FSA Insured) (e)	5,965	7,047
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,182
		517,374
Georgia - 3.1%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,214
Series 2011 B, 5% 1/1/13 (e)	1,000	1,011
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,214
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,825
1.2%, tender 4/1/14 (b)	5,200	5,234
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,772
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,822
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,331
5% 11/1/18	6,000	7,067
5% 11/1/19	3,000	3,574
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	38
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,722
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,440
Series S:
5% 10/1/22	1,275	1,555
5% 10/1/24	2,425	2,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	$ 715	$ 755
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.43%, tender 9/1/14 (b)	15,500	15,497
Third Series 2009 A, 5.25% 7/1/36	11,600	13,289
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,124
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	9,027
5.25% 1/1/20	1,625	1,998
Series 2008 D, 5.75% 1/1/19	11,500	14,116
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,981
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,350
5% 10/1/13	1,450	1,514
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,947
		155,144
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,529
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,471
		10,000
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,182
6.75% 11/1/37	2,600	3,095
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,931
		8,208
Illinois - 12.6%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,097
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,854
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,128
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,988
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	6,031
Series 2010 F, 5% 12/1/31	20,000	22,829
Series 2011A, 5.5% 12/1/39	5,900	6,903
Series 2012 A, 5% 12/1/42	14,300	15,671
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,978
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,063
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,883
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,021
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	368
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	966
Series 2006 A, 5% 1/1/23	10,975	12,073
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,402
Series 2012 C, 5% 1/1/25	1,000	1,168
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,128
Series 2010 D:
5.25% 1/1/18 (e)	750	873
5.25% 1/1/19 (e)	5,125	5,987
Series 2011 B, 5% 1/1/20	4,430	5,269
Series 2011 C, 6.5% 1/1/41	14,300	17,555
Series 2012 A, 5% 1/1/22	1,750	2,099
Series 2012 B:
4% 1/1/14 (e)	5,000	5,199
5% 1/1/22 (e)	7,000	8,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	$ 1,765	$ 1,822
Series 2010 C:
5% 1/1/22	3,155	3,802
5% 1/1/23	3,400	4,060
5% 1/1/24	2,000	2,377
5.25% 1/1/37	3,385	3,847
5.25% 1/1/40	1,575	1,784
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,741
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,918
5% 6/1/19 (AMBAC Insured)	3,705	4,181
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	881
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,483
Series 2008, 5.25% 11/1/33	5,200	6,011
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,482
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,210
5% 12/15/24	1,000	1,202
Series 2012 C, 5% 12/15/25	2,120	2,467
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,180
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	642
Series 2009 D, 5% 11/15/17	3,250	3,865
Series 2010 A, 5.25% 11/15/24	17,925	21,193
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,755
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	2,008
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	$ 6,320	$ 6,419
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,545
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	490
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	540
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,487
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,178
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,657
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,498
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,681
5.25% 10/1/14	2,290	2,446
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,133
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,056
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,769
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,050
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,373
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,582
5% 5/15/19	3,940	4,514
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,499
6.25% 5/1/21	6,395	7,794
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 787
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,128
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,403
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	11,323
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,461
Series 2012, 5% 11/15/43	3,200	3,428
Series 2008 A, 5.625% 1/1/37	12,950	13,898
Series 2009:
6.875% 8/15/38	325	390
7% 8/15/44	1,165	1,398
Series 2010 A:
5.5% 8/15/24	2,110	2,380
5.75% 8/15/29	1,440	1,623
Series 2012 A, 5% 5/15/23	1,480	1,704
Illinois Gen. Oblig.:
Series 2002:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000	1,008
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,468
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,754
Series 2004 B, 5% 3/1/13	1,475	1,502
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,768
Series 2006:
5% 1/1/18	9,600	11,063
5% 1/1/19	3,200	3,720
Series 2007 B, 5% 1/1/15	1,150	1,249
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,089
Series 2010:
4% 1/1/13	3,900	3,933
5% 1/1/21 (FSA Insured)	10,000	11,356
Series 2012:
2% 2/1/13	10,500	10,551
3% 8/1/13	5,200	5,306
5% 3/1/20	3,250	3,782
5% 3/1/21	2,750	3,183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5% 3/1/22	$ 5,000	$ 5,766
5% 8/1/22	6,500	7,509
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,303
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,337
5% 6/15/16	10,000	11,548
Series 2011, 4% 6/15/13	2,900	2,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,688
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,213
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,527
4% 6/15/20	7,500	7,931
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,113
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,609
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,232
Kane County Forest Preserve District Series 2012, 4% 12/15/14 (a)	3,655	3,936
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,983
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	841
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,122
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,012
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,504
0% 12/1/14 (FSA Insured)	5,180	4,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C: - continued
0% 12/1/15 (FSA Insured)	$ 3,810	$ 3,580
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,534
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,142
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,100
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,460
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	7,625
Series 2012 B, 0% 12/15/51	48,500	6,558
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,751
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,641
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,951
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,887
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	569
0% 6/15/16 (Escrowed to Maturity)	1,050	1,021
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,297
0% 6/15/17 (Escrowed to Maturity)	1,175	1,125
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,843
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,243
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,169
5% 10/1/19	1,475	1,691
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,033
0% 4/1/14	3,500	3,443
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:- continued
0% 11/1/14 (FSA Insured)	$ 1,285	$ 1,253
0% 11/1/16 (Escrowed to Maturity)	995	959
0% 11/1/16 (FSA Insured)	3,005	2,807
0% 11/1/17 (FSA Insured)	1,300	1,179
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	975
		631,956
Indiana - 2.3%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,064
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,185
5% 1/10/14 (FSA Insured)	1,180	1,246
5% 7/10/14 (FSA Insured)	1,215	1,304
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,518
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,121
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,886
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,777
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,125
5.25% 7/15/16 (FSA Insured)	2,095	2,410
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,630
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,822
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,676
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,582
5% 12/1/17	855	1,020
Series 2010 A, 5% 2/1/17	3,700	4,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	$ 7,800	$ 8,715
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,942
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,234
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,609
Series 2011 A, 5.25% 10/1/24	4,025	4,894
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,733
0% 12/1/17 (AMBAC Insured)	1,470	1,321
0% 6/1/18 (AMBAC Insured)	1,740	1,548
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,123
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,960
5% 10/1/21	5,500	6,616
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,731
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,482
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,784
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,405
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,790
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,959
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,610
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,563
		115,762
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 342
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,258
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,109
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,004
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,004
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,623
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,726
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/24	4,415	5,323
		17,389
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,421
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,284
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,329
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,598
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,335
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,931
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,518
		71,416
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,078
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,263
5% 7/1/15	2,740	3,008
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,901
Series 2012, 5% 12/1/20	3,200	3,787
0% 9/1/13 (AMBAC Insured)	1,400	1,367
		20,792
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,882
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,334
6% 7/1/38	1,800	2,142
		9,358
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,936
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,741
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,350
5% 7/1/18	2,500	2,877
Series 2010, 5.125% 7/1/39	3,600	3,955
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,685
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,703
Series 2012 C, 0.984%, tender 11/15/17 (b)	15,000	15,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 570
5% 4/1/16	1,665	1,904
		40,734
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,199
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	759
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,207
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,208
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,443
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,008
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,885
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,194
Series 2004 B, 5.25% 8/1/20	13,865	17,656
Series 2007 C:
5.25% 8/1/22	3,300	3,944
5.25% 8/1/23	1,600	1,906
5.25% 8/1/24	4,000	4,751
Series 2011 A, 5% 4/1/23	10,000	12,315
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,192
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,997
5% 7/1/21	4,700	5,569
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,101
5%, tender 7/1/15 (b)	7,000	7,591
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	$ 2,340	$ 2,724
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		105,715
Michigan - 1.8%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,780
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,335
Series 2006 D, 0.909% 7/1/32 (b)	5,520	4,275
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,757
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,787
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,394
5% 12/1/15	665	741
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,524
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,426
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,179
5% 11/15/21	650	770
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	2,900	3,322
Series 2012:
5% 11/15/36	7,100	7,729
5% 11/15/42	1,560	1,697
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,583
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,908
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,500	$ 6,721
5% 12/1/26	980	1,096
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	260
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,670
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,417
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,055
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,311
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,794
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,113
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,009
4% 1/1/14	1,100	1,141
5% 1/1/15	1,585	1,713
		89,367
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	590
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,011
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,298
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,932
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,612
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,959
5% 1/1/20	4,500	5,436
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	945	982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,806
5.5% 7/1/18	1,400	1,670
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	404
5% 5/15/14	250	264
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,151
		32,115
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.71% 9/1/17 (b)	4,100	4,105
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,544
		5,649
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,020
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,141
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,189
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	373
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,968
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,926
		7,617
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	$ 3,510	$ 3,992
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34	3,500	3,681
		7,673
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,540
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,127
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	4,036
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,032
5% 7/1/14	1,000	1,073
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,319
Series 2012 B:
5% 6/1/22	1,000	1,227
5% 6/1/23	2,000	2,440
5% 6/1/24	2,000	2,425
5% 6/1/25	1,050	1,266
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,395	1,713
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,889
		24,087
New Hampshire - 0.1%
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,734
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,792
Series 2005 B, 5% 2/15/13	2,210	2,242
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,680
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/21	$ 4,500	$ 5,205
5.25% 6/15/22	10,585	12,138
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,329
5.25% 3/1/21	6,500	7,080
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,325
5.25% 3/1/23	1,500	1,623
5.25% 3/1/24	5,550	6,097
5.25% 3/1/25	4,200	4,603
5.25% 3/1/26	4,700	5,139
Series 2012 G, 0% 2/1/15 (a)(b)	8,800	8,798
Series 2012 II, 5% 3/1/21	7,600	9,265
Series 2012, 5% 6/15/13	2,000	2,062
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,693
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,897
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	17,100	17,163
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,507
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,741
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,119
		114,924
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,926
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,398
4% 9/1/16	3,000	3,299
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,442
		41,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	$ 1,100	$ 1,164
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,921
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,254
5.75% 7/1/40	1,000	1,131
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,892
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,144
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	6,071
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,259
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,863
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,348
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	482
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,931
Series 2005 G, 5% 8/1/14	6,500	7,044
Series 2008 E, 5% 8/1/13	11,760	12,226
Series 2010 C, 5% 8/1/14	10,000	10,837
Series 2010 E, 5% 8/1/16	11,210	13,046
Series C:
5.5% 8/1/13	1,965	1,999
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	36
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,501
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	945
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,339
Series 2009 S2, 6% 7/15/38	7,000	8,204
Series 2009 S3:
5.25% 1/15/34	20,000	22,706
5.25% 1/15/39	2,600	2,896
Series 2009 S4, 5.75% 1/15/39	6,400	7,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series S1, 5% 7/15/25	$ 7,700	$ 9,414
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,872
5% 2/1/21	3,510	4,400
Series 2010 B, 5% 11/1/20	37,195	45,961
Series 2010 D:
5% 11/1/15	1,320	1,501
5% 11/1/15 (Escrowed to Maturity)	155	177
5% 11/1/16	9,410	11,084
Series 2012 A, 5% 11/1/21	5,460	6,907
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,541
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,173
Series 2009 A:
5% 3/15/17	9,975	11,846
5% 3/15/19	11,040	13,659
Series 2009 D, 5% 6/15/13	28,070	29,016
Series A:
5% 2/15/19	1,000	1,234
5% 2/15/20	3,000	3,732
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,819
Series A:
5.75% 7/1/13	930	967
5.75% 7/1/13 (AMBAC Insured)	300	312
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,657
5% 8/15/13	7,390	7,683
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	880
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,661
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,949
Series 2009 A:
5% 7/1/20	5,000	5,998
5% 7/1/21	12,335	14,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 16,225	$ 19,822
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,504
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,650
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,748
Series 2005 C, 5.25% 11/15/14	1,000	1,100
Series 2008 C, 6.5% 11/15/28	11,300	14,499
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,378
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	28,100	28,121
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,542
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,554
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,501
5% 4/1/14	1,500	1,605
Series 2010 A, 5% 4/1/23	8,195	9,760
Series 2011 A, 5% 4/1/19	2,000	2,450
Series 2011 A1, 5% 4/1/20	2,220	2,726
Series 2011 A2, 5% 4/1/21	2,000	2,475
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,186
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,403
Series 2008 D, 5% 1/1/13	9,500	9,611
Series 2011 A, 5% 3/15/22	7,605	9,431
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,008
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,273
5.25% 6/1/22 (AMBAC Insured)	9,450	9,759
5.5% 6/1/19	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B, 5.5% 6/1/18	$ 1,910	$ 1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,866
5.5% 6/1/20	800	828
5.5% 6/1/22	600	621
Series 2011, 5% 6/1/16	17,000	19,485
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,016
		552,684
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,303
		5,522
North Carolina - 1.1%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,697
5.25% 6/1/20 (AMBAC Insured)	1,520	1,616
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,669
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,304
Series 2012, 5% 11/1/41	2,995	3,256
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,514
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,376
Series 2009 B:
5% 1/1/15	1,250	1,368
5% 1/1/16	3,000	3,391
5% 1/1/20	2,110	2,521
Series 2012 A, 2% 1/1/14	4,780	4,858
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,583
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 7,206
5% 6/1/22	4,000	4,739
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,895
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.6044%, tender 12/1/15 (b)	12,900	12,939
		57,440
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,066
Ohio - 2.4%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,606
Series 2012:
5% 2/15/21	1,250	1,497
5% 2/15/22	2,000	2,410
5% 2/15/24	2,000	2,382
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,998
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,556
5% 6/1/17	3,780	4,098
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,538
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,718
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,739
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,698
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,940
5% 10/1/22	2,000	2,363
5% 10/1/23	3,000	3,516
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2010 B, 4% 9/15/15	$ 2,830	$ 3,121
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,772
5% 8/1/16	3,480	4,061
Series 2010 B, 5% 8/1/15	15,775	17,775
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,328
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,586
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,681
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,659
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	15,084
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	25	25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,773
		122,110
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,162
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,435
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,734
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,372
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,307
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	5,585	6,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,764
5% 1/1/22 (FSA Insured)	12,455	14,678
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,403
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,055
5% 12/15/14	850	930
		40,018
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,728
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,538
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,467
Series 2008 B, 5% 6/15/13	2,000	2,066
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,415
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,127
5% 12/15/13	1,155	1,196
Series 2006 B, 5% 12/15/13	3,115	3,226
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,043
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,626
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,302
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,036
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 3,914
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,950
Series 2009 A, 5% 6/1/17	2,925	3,394
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,682
5% 3/1/22	2,000	2,375
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,081
Series 2011, 5% 7/1/21	2,100	2,657
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,480
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,872
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,542
Series 2009 B, 5% 12/1/16	12,500	14,538
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,761
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,216
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,901
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	742
Series 2010 C:
5% 9/1/20	14,000	16,161
5% 9/1/21	6,000	6,885
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,332
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,044
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,040
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
5% 9/1/20 (FSA Insured)	$ 1,000	$ 1,218
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,458
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,290
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,366
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,413
		158,907
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,433
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,461
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,401
		23,295
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	672
South Carolina - 0.8%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,362
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,509
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,593
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	829
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,301
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,158
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,841
Series 2012 B, 5% 12/1/19	7,200	8,921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13 (a)	$ 2,600	$ 2,741
5% 12/1/20 (a)	7,500	9,365
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,501
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,205
		40,326
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	425
5.25% 11/1/18	1,000	1,178
		1,603
Tennessee - 0.7%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,907
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,088
Series 2010 B, 5.625% 7/1/20 (e)	5,000	6,047
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,704
4.75% 7/1/15	3,560	3,865
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,757
0% 12/1/12 (Escrowed to Maturity)	235	235
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,740
		33,343
Texas - 8.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,056
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,611
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,907
6% 1/1/18	1,000	1,116
6% 1/1/19	1,335	1,482
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,634
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,754
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,538
5% 11/15/17	1,375	1,656
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,262
5.25% 2/15/42	6,000	6,785
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,517
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,319
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,322
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,283
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,499
5% 8/15/13	9,575	9,956
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,552
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,767
5.25% 12/1/43	2,555	2,952
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,571
5% 11/1/16	3,000	3,448
5% 11/1/21	1,500	1,683
Series 2009, 5% 11/1/19	1,000	1,199
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,617
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,037
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	$ 2,575	$ 3,068
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,145
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,245
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,847
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,974
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,393
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,417
Bonds Series 2012 B, 0.77%, tender 8/15/15 (b)	11,800	11,806
Series 2012 A, 0.61% 8/15/15 (b)	1,400	1,400
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	3,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,480
Series A, 5.5% 7/1/39	6,000	6,789
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,769
2%, tender 6/1/14 (b)	6,500	6,647
Series 2005 A, 0% 2/15/16	6,395	6,240
0% 8/15/15	2,000	1,960
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.78%, tender 8/1/16 (b)	10,300	10,303
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,998
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,220
0% 2/15/17	1,400	1,344
Series 2009, 4% 2/15/14	410	430
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,269
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,010
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	972
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series 2005 A, 5% 8/1/13	$ 1,455	$ 1,512
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,764
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,366
5% 5/15/14 (Escrowed to Maturity)	45	48
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,750
5% 5/15/15 (Escrowed to Maturity)	5	6
5.75% 5/15/37	3,525	3,836
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	85
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,480
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,290
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,256
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A:
0.55%, tender 10/1/12 (b)	6,000	6,000
0.65%, tender 11/1/12 (b)(e)	17,100	17,100
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,615
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,312
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,797
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,213
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,606
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 1,200	$ 1,433
6% 9/1/41	1,000	1,251
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,362
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,828
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,505
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,227
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,797
5% 10/1/18	1,230	1,442
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,377
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,216
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,766
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,943
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,544
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,822
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,980
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,430
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,905
Series 2009:
5% 10/1/19	3,045	3,705
5% 10/1/20	2,180	2,619
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,819
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:- continued
5% 11/15/14	$ 2,005	$ 2,195
5% 11/15/15	1,880	2,120
5.75% 11/15/24	4,700	5,550
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,348
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,904
Texas Gen. Oblig.:
Series 2008, 5% 4/1/25	3,200	3,833
Series 2009 A, 5% 10/1/17	3,660	4,425
Series 2011 A:
5% 8/1/19 (e)	1,545	1,863
5% 8/1/21 (e)	1,530	1,847
Series 2011 C:
5% 8/1/20 (e)	1,625	1,967
5% 8/1/21 (e)	1,460	1,763
Series B, 0% 10/1/13	8,900	8,817
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,810
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	7,217
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,393
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,831
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,844
Series 2007, 5% 4/1/26	3,200	3,699
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,176
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,151
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,753
5.5% 2/15/33	4,160	4,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District: - continued
5.5% 2/15/37	$ 4,820	$ 5,418
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,449
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	862
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,938
		415,410
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,953
5% 8/15/18	2,500	3,019
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,536
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,921
		17,429
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,330
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,005
5% 12/1/14 (FSA Insured)	1,200	1,272
5% 12/1/15 (FSA Insured)	1,000	1,085
		5,692
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,365
5% 10/1/14	3,000	3,193
		6,558
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,595
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 12,000	$ 12,710
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	7,914
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,607
		33,050
Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,583
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,429
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,078
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,545
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,418
5% 7/1/20	25,000	31,230
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,218
5% 1/1/23	1,000	1,217
5% 1/1/24	2,330	2,817
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,089
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,582
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,976
Series 2009, 5.25% 1/1/42	1,900	2,193
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,538
5% 12/1/19	1,385	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,055
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,054
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,814
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,133
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,753
5% 8/15/16	2,500	2,815
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,443
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,920
		112,720
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,064
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,544
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	3,029
		5,637
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,344
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,938
5.75% 7/1/30	2,000	2,282
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:- continued
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	$ 850	$ 897
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,843
		9,363
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,220
TOTAL MUNICIPAL BONDS (Cost $4,330,890)		4,673,219
Municipal Notes - 2.1%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,855
California Gen. Oblig. RAN 2.5% 5/30/13	98,000	99,513
TOTAL MUNICIPAL NOTES (Cost $105,255)		105,368
Money Market Funds - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $184,140)	184,140,000	184,140
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,620,285)		4,962,727
NET OTHER ASSETS (LIABILITIES) - 1.3%		67,040
NET ASSETS - 100%		$ 5,029,767
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 234
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,778,587	$ -	$ 4,778,587	$ -
Money Market Funds	184,140	184,140	-	-
Total Investments in Securities:	$ 4,962,727	$ 184,140	$ 4,778,587	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,620,137,000. Net unrealized appreciation aggregated $342,590,000, of which $344,053,000 related to appreciated investment securities and $1,463,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2012

1.807735.108

LIM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	$ 2,000	$ 2,004
5.5% 1/1/22	2,300	2,304
		4,308
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,961
5% 10/1/17 (FSA Insured)	10,000	11,610
5% 10/1/18 (FSA Insured)	2,500	2,943
5.25% 10/1/20 (FSA Insured)	6,695	7,945
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,972
6% 1/1/27	1,400	1,645
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,790
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,537
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,414
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,220
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,909
5% 7/1/20	2,550	2,815
5% 7/1/21	1,505	1,652
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	3,100	3,111
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (e)	1,005	1,043
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,303
Series 2011 C, 5% 7/1/21	1,000	1,250
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,621
5% 7/1/18	7,665	9,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,725
5% 7/1/25	2,000	2,377
		99,220
California - 15.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	2,011
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	6,040
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,389
SeriesAM, 5% 12/1/19	5,015	6,256
Series AI:
5% 12/1/20	5,000	6,344
5% 12/1/25	2,195	2,737
5% 12/1/29	4,865	5,908
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,340
Series 2004 A:
5% 7/1/15	4,775	5,160
5.25% 7/1/14	3,900	4,233
Series 2009 A:
5% 7/1/15	8,990	9,715
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,717
5% 7/1/19	7,625	9,441
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,187
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,498
5.25% 7/1/14	3,445	3,740
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,253
Series 2009 B, 5% 7/1/20	5,600	6,857
Series A, 5% 7/1/18	4,510	5,520
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,622
5% 3/1/15	2,415	2,664
5% 8/1/16	6,070	7,019
5% 3/1/19	1,470	1,743
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,273
5% 3/1/26	2,200	2,447
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/27 (AMBAC Insured)	$ 1,800	$ 1,938
5.125% 11/1/24	1,900	1,999
5.25% 2/1/15	145	151
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	5,057
5.25% 2/1/16	2,995	3,120
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,734
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,629
5.25% 2/1/28	3,400	3,524
5.25% 12/1/33	110	115
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,436
5.5% 4/1/13 (AMBAC Insured)	1,000	1,026
5.5% 8/1/29	13,900	16,288
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,385
5.5% 8/1/30	10,000	11,682
5.5% 11/1/33	21,355	22,300
6% 3/1/33	12,375	15,373
6% 4/1/38	7,500	8,941
6% 11/1/39	35,800	43,185
6.5% 4/1/33	150	190
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,093
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,563
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	134
6.5% 10/1/38	5,300	6,467
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	3,000	3,204
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,378
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.98%, tender 7/1/17 (b)	4,500	4,504
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,356
Series 2011 D, 5% 8/15/35	3,000	3,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (b)(e)	$ 11,100	$ 11,100
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,482
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,502
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,683
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,015
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,148
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,722
5.25% 10/1/25	4,000	4,650
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	18,037
Series 2012 A:
5% 4/1/22	2,100	2,508
5% 4/1/23	5,000	5,934
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,934
5% 12/1/21	2,500	3,020
Series 2005 K, 5% 11/1/16	7,195	8,007
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,420
Series 2009 G1, 5.75% 10/1/30	2,100	2,428
Series 2009 I, 6.125% 11/1/29	1,300	1,588
Series 2010 A, 5.75% 3/1/30	4,100	4,744
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,094
Series 2009 A:
5.75% 11/1/25	5,000	5,993
5.75% 11/1/28	5,000	5,923
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,026
5% 6/15/13	8,665	8,950
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	706
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,770	$ 8,056
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.53%, tender 7/1/14 (b)	40,825	40,850
Series 2011 A2, 0.53%, tender 7/1/14 (b)	18,265	18,276
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,152
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,719
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,860
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
5.75% 1/15/40	1,600	1,601
5.875% 1/15/27	1,000	1,037
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,086
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,105
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,922
Series 2010 C, 5.25% 8/1/39	3,700	4,294
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,532
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	15,516
Series 2013 A:
5% 7/1/19 (a)	11,600	13,911
5% 7/1/21 (a)	4,000	4,847
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,508
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,665
Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	$ 3,300	$ 3,915
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,429
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,798
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,198
5% 7/1/23	3,800	4,516
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,657
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,440
5% 7/1/20	2,000	2,363
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,583
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,719
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,673
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,741
Port of Oakland Rev.:
Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,432
Series 2012 P, 5% 5/1/22 (a)(e)	5,000	5,914
Poway Unified School District:
Series B:
0% 8/1/37	16,850	4,968
0% 8/1/38	4,650	1,299
0% 8/1/40	2,240	562
0% 8/1/36	12,950	4,086
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,803
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,589
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	846
5.25% 7/1/21	700	847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	$ 2,195	$ 2,331
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,954
6.5% 8/1/27	3,500	4,302
6.5% 8/1/28	2,750	3,365
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,705
5.25% 8/1/26	2,200	2,360
5.5% 8/1/20	2,000	2,329
Series 2009 B, 5% 8/1/18	7,355	8,333
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,263
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,963
5% 5/15/22	2,000	2,418
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	937
0% 7/1/39	7,200	1,922
Series C:
0% 7/1/46	20,405	3,730
0% 7/1/47	13,000	2,260
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,841
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,206
0% 8/1/37	2,000	578
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,475
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,485
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,852
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,950
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,310	$ 1,053
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,039
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	175	188
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	735	830
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,929
Series 2009 O, 5.25% 5/15/39	1,900	2,167
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,093
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,071
		788,854
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,114
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,605
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,909
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,081
5% 11/15/12 (Escrowed to Maturity)	120	121
5% 11/15/14	1,105	1,198
5% 11/15/14 (Escrowed to Maturity)	60	66
Series 2006 F:
5% 11/15/13	395	414
5% 11/15/13 (Escrowed to Maturity)	890	937
5% 11/15/14	420	455
5% 11/15/14 (Escrowed to Maturity)	935	1,026
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 5,800	$ 6,367
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,664
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,594
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,118
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,118
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,236
Series 2010 A:
0% 9/1/35	2,000	563
0% 9/1/37	3,000	734
0% 9/1/38	3,760	868
		37,402
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,700	4,730
Connecticut Gen. Oblig. Series 2012 E, 5% 9/15/23 (a)	3,000	3,781
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,615
5% 2/1/15	10,000	11,047
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,152
		32,325
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,037
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	$ 2,000	$ 2,127
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	9,058
		20,470
Florida - 10.3%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,736
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,037
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,459
Series 2012 A:
5% 7/1/21	5,380	6,333
5% 7/1/22	5,000	5,900
5% 7/1/25	5,635	6,488
5% 7/1/26	24,585	28,130
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,777
Series 2010 A3, 1.93% 6/1/13 (b)	52,200	52,521
Series 2011 A1, 5% 6/1/18	2,000	2,328
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,498
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	3,910
Series 2011:
5% 12/1/21	1,300	1,580
5% 12/1/23	2,245	2,678
5% 12/1/24	2,365	2,808
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,828
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	2,100	2,110
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,343
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,436
Series 2011 C:
5% 6/1/20	12,380	15,434
5% 6/1/21	13,005	16,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
5% 6/1/22	$ 10,000	$ 12,629
Series 2011 E, 5% 6/1/24	5,000	6,152
Series A, 5.5% 6/1/38	1,800	2,168
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,909
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,818
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,937
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	10,000	11,906
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,463
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,937
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,130
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,297
Series 2005 I:
5% 11/15/17	2,600	3,044
5% 11/15/18	2,000	2,372
Series 2008 B, 6% 11/15/37	12,000	14,266
Series B:
5% 11/15/17	1,050	1,173
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	170
Series G:
5% 11/15/12	965	970
5% 11/15/12 (Escrowed to Maturity)	35	35
5% 11/15/13	1,545	1,620
5% 11/15/13 (Escrowed to Maturity)	55	58
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,516
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,847
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,142
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,472
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	$ 1,855	$ 2,211
5% 9/1/22	2,270	2,682
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,245
5% 10/1/14	7,000	7,471
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,797
5% 10/1/23	5,320	6,339
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,424
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,149
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,300
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,143
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006, 5% 11/15/12	1,340	1,345
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,629
5.25% 6/1/24	3,750	4,089
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,122
5% 11/15/22	500	559
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,310
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,400
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,597
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,929
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,565
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,084
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,888
5% 8/1/15 (AMBAC Insured)	5,990	6,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	$ 1,250	$ 1,519
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,848
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,375
5.75% 10/1/43	1,850	2,020
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,210
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,313
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,044
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,855
5% 11/1/14 (FSA Insured)	1,825	1,961
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,189
Series 2012 B, 5% 8/1/26	4,000	4,691
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,853
5% 10/1/20	3,500	4,339
Series 2012 A:
5% 10/1/23	1,700	2,163
5% 10/1/25	900	1,160
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,396
Series 2011, 5% 10/1/24	8,600	10,368
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,895
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,125
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	$ 2,700	$ 3,099
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,571
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,805
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,969
5% 10/1/18 (FSA Insured) (e)	10,515	12,445
5% 10/1/19 (FSA Insured) (e)	5,965	7,047
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,182
		517,374
Georgia - 3.1%
Atlanta Arpt. Rev.:
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,214
Series 2011 B, 5% 1/1/13 (e)	1,000	1,011
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	10,000	10,214
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,800	3,825
1.2%, tender 4/1/14 (b)	5,200	5,234
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,772
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,822
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,331
5% 11/1/18	6,000	7,067
5% 11/1/19	3,000	3,574
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	38
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,722
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	2,000	2,440
Series S:
5% 10/1/22	1,275	1,555
5% 10/1/24	2,425	2,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	$ 715	$ 755
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.43%, tender 9/1/14 (b)	15,500	15,497
Third Series 2009 A, 5.25% 7/1/36	11,600	13,289
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	20,100	20,124
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	9,027
5.25% 1/1/20	1,625	1,998
Series 2008 D, 5.75% 1/1/19	11,500	14,116
Series 2009 B, 5% 1/1/16	2,500	2,823
Series 2011 A, 5% 1/1/21	9,000	10,981
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,350
5% 10/1/13	1,450	1,514
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,947
		155,144
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,529
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,471
		10,000
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,182
6.75% 11/1/37	2,600	3,095
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,931
		8,208
Illinois - 12.6%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,097
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,854
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,128
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,988
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	6,031
Series 2010 F, 5% 12/1/31	20,000	22,829
Series 2011A, 5.5% 12/1/39	5,900	6,903
Series 2012 A, 5% 12/1/42	14,300	15,671
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,978
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	3,063
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,883
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,021
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	368
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	966
Series 2006 A, 5% 1/1/23	10,975	12,073
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,402
Series 2012 C, 5% 1/1/25	1,000	1,168
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,128
Series 2010 D:
5.25% 1/1/18 (e)	750	873
5.25% 1/1/19 (e)	5,125	5,987
Series 2011 B, 5% 1/1/20	4,430	5,269
Series 2011 C, 6.5% 1/1/41	14,300	17,555
Series 2012 A, 5% 1/1/22	1,750	2,099
Series 2012 B:
4% 1/1/14 (e)	5,000	5,199
5% 1/1/22 (e)	7,000	8,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	$ 1,765	$ 1,822
Series 2010 C:
5% 1/1/22	3,155	3,802
5% 1/1/23	3,400	4,060
5% 1/1/24	2,000	2,377
5.25% 1/1/37	3,385	3,847
5.25% 1/1/40	1,575	1,784
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,741
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,918
5% 6/1/19 (AMBAC Insured)	3,705	4,181
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	881
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,483
Series 2008, 5.25% 11/1/33	5,200	6,011
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,482
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,210
5% 12/15/24	1,000	1,202
Series 2012 C, 5% 12/15/25	2,120	2,467
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,180
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	642
Series 2009 D, 5% 11/15/17	3,250	3,865
Series 2010 A, 5.25% 11/15/24	17,925	21,193
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,755
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	2,008
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	$ 6,320	$ 6,419
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,545
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	490
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	540
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,487
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	22,178
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,657
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,498
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,681
5.25% 10/1/14	2,290	2,446
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	3,133
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,056
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,769
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,050
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,373
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,582
5% 5/15/19	3,940	4,514
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,499
6.25% 5/1/21	6,395	7,794
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 785	$ 787
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,128
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,403
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	11,323
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,461
Series 2012, 5% 11/15/43	3,200	3,428
Series 2008 A, 5.625% 1/1/37	12,950	13,898
Series 2009:
6.875% 8/15/38	325	390
7% 8/15/44	1,165	1,398
Series 2010 A:
5.5% 8/15/24	2,110	2,380
5.75% 8/15/29	1,440	1,623
Series 2012 A, 5% 5/15/23	1,480	1,704
Illinois Gen. Oblig.:
Series 2002:
5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	1,000	1,008
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,468
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,754
Series 2004 B, 5% 3/1/13	1,475	1,502
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,768
Series 2006:
5% 1/1/18	9,600	11,063
5% 1/1/19	3,200	3,720
Series 2007 B, 5% 1/1/15	1,150	1,249
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,089
Series 2010:
4% 1/1/13	3,900	3,933
5% 1/1/21 (FSA Insured)	10,000	11,356
Series 2012:
2% 2/1/13	10,500	10,551
3% 8/1/13	5,200	5,306
5% 3/1/20	3,250	3,782
5% 3/1/21	2,750	3,183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5% 3/1/22	$ 5,000	$ 5,766
5% 8/1/22	6,500	7,509
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,303
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,337
5% 6/15/16	10,000	11,548
Series 2011, 4% 6/15/13	2,900	2,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,688
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,213
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	6,500	6,527
4% 6/15/20	7,500	7,931
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,113
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,609
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,232
Kane County Forest Preserve District Series 2012, 4% 12/15/14 (a)	3,655	3,936
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,983
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	841
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,122
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,012
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,504
0% 12/1/14 (FSA Insured)	5,180	4,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C: - continued
0% 12/1/15 (FSA Insured)	$ 3,810	$ 3,580
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,534
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	3,142
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,100
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,460
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	7,625
Series 2012 B, 0% 12/15/51	48,500	6,558
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,751
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,641
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,951
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,887
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	569
0% 6/15/16 (Escrowed to Maturity)	1,050	1,021
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,297
0% 6/15/17 (Escrowed to Maturity)	1,175	1,125
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,843
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,243
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,169
5% 10/1/19	1,475	1,691
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,033
0% 4/1/14	3,500	3,443
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,492
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:- continued
0% 11/1/14 (FSA Insured)	$ 1,285	$ 1,253
0% 11/1/16 (Escrowed to Maturity)	995	959
0% 11/1/16 (FSA Insured)	3,005	2,807
0% 11/1/17 (FSA Insured)	1,300	1,179
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	975
		631,956
Indiana - 2.3%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,064
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,185
5% 1/10/14 (FSA Insured)	1,180	1,246
5% 7/10/14 (FSA Insured)	1,215	1,304
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,518
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,121
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,886
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,777
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,125
5.25% 7/15/16 (FSA Insured)	2,095	2,410
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	14,630
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,822
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,676
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,582
5% 12/1/17	855	1,020
Series 2010 A, 5% 2/1/17	3,700	4,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	$ 7,800	$ 8,715
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	5,900	5,942
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,234
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,609
Series 2011 A, 5.25% 10/1/24	4,025	4,894
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,733
0% 12/1/17 (AMBAC Insured)	1,470	1,321
0% 6/1/18 (AMBAC Insured)	1,740	1,548
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,123
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,960
5% 10/1/21	5,500	6,616
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,731
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,482
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,784
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,405
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,790
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,959
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,610
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,563
		115,762
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 342
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,258
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,109
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,004
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,004
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,623
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,726
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/24	4,415	5,323
		17,389
Kentucky - 1.4%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,421
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,284
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,329
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,598
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,335
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	29,931
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,518
		71,416
Louisiana - 0.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,078
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,263
5% 7/1/15	2,740	3,008
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,901
Series 2012, 5% 12/1/20	3,200	3,787
0% 9/1/13 (AMBAC Insured)	1,400	1,367
		20,792
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,882
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,334
6% 7/1/38	1,800	2,142
		9,358
Maryland - 0.8%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,936
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,741
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,350
5% 7/1/18	2,500	2,877
Series 2010, 5.125% 7/1/39	3,600	3,955
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,555	1,685
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,703
Series 2012 C, 0.984%, tender 11/15/17 (b)	15,000	15,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 570
5% 4/1/16	1,665	1,904
		40,734
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,199
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/13	750	759
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,207
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,208
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,443
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,008
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,885
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,194
Series 2004 B, 5.25% 8/1/20	13,865	17,656
Series 2007 C:
5.25% 8/1/22	3,300	3,944
5.25% 8/1/23	1,600	1,906
5.25% 8/1/24	4,000	4,751
Series 2011 A, 5% 4/1/23	10,000	12,315
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,192
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,997
5% 7/1/21	4,700	5,569
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,101
5%, tender 7/1/15 (b)	7,000	7,591
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,000
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	$ 2,340	$ 2,724
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		105,715
Michigan - 1.8%
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,305
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,780
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,335
Series 2006 D, 0.909% 7/1/32 (b)	5,520	4,275
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,757
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,787
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,394
5% 12/1/15	665	741
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,524
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,426
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,179
5% 11/15/21	650	770
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	2,900	3,322
Series 2012:
5% 11/15/36	7,100	7,729
5% 11/15/42	1,560	1,697
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,583
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,012
5.5% 3/1/17	1,885	1,908
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/13	1,500	1,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,500	$ 6,721
5% 12/1/26	980	1,096
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	260
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,670
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,417
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,055
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (e)	2,900	3,311
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,794
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,113
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,009
4% 1/1/14	1,100	1,141
5% 1/1/15	1,585	1,713
		89,367
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	590
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,011
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,298
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,932
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,612
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,959
5% 1/1/20	4,500	5,436
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	945	982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,806
5.5% 7/1/18	1,400	1,670
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/13	395	404
5% 5/15/14	250	264
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,000	1,151
		32,115
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.71% 9/1/17 (b)	4,100	4,105
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,544
		5,649
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,020
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,141
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,189
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	373
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	1,968
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,926
		7,617
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	$ 3,510	$ 3,992
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34	3,500	3,681
		7,673
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,540
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,127
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	4,036
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,032
5% 7/1/14	1,000	1,073
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,319
Series 2012 B:
5% 6/1/22	1,000	1,227
5% 6/1/23	2,000	2,440
5% 6/1/24	2,000	2,425
5% 6/1/25	1,050	1,266
Nevada Gen. Oblig. Series 2012 B, 5% 8/1/21	1,395	1,713
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,889
		24,087
New Hampshire - 0.1%
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/22 (a)	2,250	2,734
New Jersey - 2.3%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,792
Series 2005 B, 5% 2/15/13	2,210	2,242
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,680
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/21	$ 4,500	$ 5,205
5.25% 6/15/22	10,585	12,138
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,329
5.25% 3/1/21	6,500	7,080
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,325
5.25% 3/1/23	1,500	1,623
5.25% 3/1/24	5,550	6,097
5.25% 3/1/25	4,200	4,603
5.25% 3/1/26	4,700	5,139
Series 2012 G, 0% 2/1/15 (a)(b)	8,800	8,798
Series 2012 II, 5% 3/1/21	7,600	9,265
Series 2012, 5% 6/15/13	2,000	2,062
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,693
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	3,735	3,897
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	17,100	17,163
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	4,945	5,507
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,741
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,119
		114,924
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,926
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,398
4% 9/1/16	3,000	3,299
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,442
		41,065
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	$ 1,100	$ 1,164
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,921
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,254
5.75% 7/1/40	1,000	1,131
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	4,892
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,144
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	6,071
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	9,259
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,863
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	7,348
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	482
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	3,931
Series 2005 G, 5% 8/1/14	6,500	7,044
Series 2008 E, 5% 8/1/13	11,760	12,226
Series 2010 C, 5% 8/1/14	10,000	10,837
Series 2010 E, 5% 8/1/16	11,210	13,046
Series C:
5.5% 8/1/13	1,965	1,999
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	36
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,501
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	945
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,339
Series 2009 S2, 6% 7/15/38	7,000	8,204
Series 2009 S3:
5.25% 1/15/34	20,000	22,706
5.25% 1/15/39	2,600	2,896
Series 2009 S4, 5.75% 1/15/39	6,400	7,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series S1, 5% 7/15/25	$ 7,700	$ 9,414
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,872
5% 2/1/21	3,510	4,400
Series 2010 B, 5% 11/1/20	37,195	45,961
Series 2010 D:
5% 11/1/15	1,320	1,501
5% 11/1/15 (Escrowed to Maturity)	155	177
5% 11/1/16	9,410	11,084
Series 2012 A, 5% 11/1/21	5,460	6,907
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,541
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,173
Series 2009 A:
5% 3/15/17	9,975	11,846
5% 3/15/19	11,040	13,659
Series 2009 D, 5% 6/15/13	28,070	29,016
Series A:
5% 2/15/19	1,000	1,234
5% 2/15/20	3,000	3,732
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,819
Series A:
5.75% 7/1/13	930	967
5.75% 7/1/13 (AMBAC Insured)	300	312
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/13	6,545	6,657
5% 8/15/13	7,390	7,683
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	880
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,661
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,949
Series 2009 A:
5% 7/1/20	5,000	5,998
5% 7/1/21	12,335	14,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	$ 16,225	$ 19,822
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,504
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,650
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,748
Series 2005 C, 5.25% 11/15/14	1,000	1,100
Series 2008 C, 6.5% 11/15/28	11,300	14,499
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,260	3,378
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	28,100	28,121
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,542
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,554
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,501
5% 4/1/14	1,500	1,605
Series 2010 A, 5% 4/1/23	8,195	9,760
Series 2011 A, 5% 4/1/19	2,000	2,450
Series 2011 A1, 5% 4/1/20	2,220	2,726
Series 2011 A2, 5% 4/1/21	2,000	2,475
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,150	1,186
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	2,325	2,403
Series 2008 D, 5% 1/1/13	9,500	9,611
Series 2011 A, 5% 3/15/22	7,605	9,431
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,008
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,273
5.25% 6/1/22 (AMBAC Insured)	9,450	9,759
5.5% 6/1/19	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 B, 5.5% 6/1/18	$ 1,910	$ 1,917
Series 2003B 1C:
5.5% 6/1/19	4,700	4,866
5.5% 6/1/20	800	828
5.5% 6/1/22	600	621
Series 2011, 5% 6/1/16	17,000	19,485
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,016
		552,684
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,215	1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,303
		5,522
North Carolina - 1.1%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,697
5.25% 6/1/20 (AMBAC Insured)	1,520	1,616
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,669
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,304
Series 2012, 5% 11/1/41	2,995	3,256
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,514
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,350	2,376
Series 2009 B:
5% 1/1/15	1,250	1,368
5% 1/1/16	3,000	3,391
5% 1/1/20	2,110	2,521
Series 2012 A, 2% 1/1/14	4,780	4,858
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,583
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,508
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	$ 6,000	$ 7,206
5% 6/1/22	4,000	4,739
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,895
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.6044%, tender 12/1/15 (b)	12,900	12,939
		57,440
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,066
Ohio - 2.4%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,606
Series 2012:
5% 2/15/21	1,250	1,497
5% 2/15/22	2,000	2,410
5% 2/15/24	2,000	2,382
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,998
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,556
5% 6/1/17	3,780	4,098
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,538
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,718
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,739
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,698
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,940
5% 10/1/22	2,000	2,363
5% 10/1/23	3,000	3,516
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2010 B, 4% 9/15/15	$ 2,830	$ 3,121
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,772
5% 8/1/16	3,480	4,061
Series 2010 B, 5% 8/1/15	15,775	17,775
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,328
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,586
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,681
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,659
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	15,084
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	25	25
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,773
		122,110
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,162
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,435
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,734
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,372
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,307
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	5,585	6,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	$ 4,000	$ 4,764
5% 1/1/22 (FSA Insured)	12,455	14,678
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,403
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,055
5% 12/15/14	850	930
		40,018
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,728
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,538
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,467
Series 2008 B, 5% 6/15/13	2,000	2,066
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,415
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,127
5% 12/15/13	1,155	1,196
Series 2006 B, 5% 12/15/13	3,115	3,226
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	3,043
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,626
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,302
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,036
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 3,914
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,950
Series 2009 A, 5% 6/1/17	2,925	3,394
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,682
5% 3/1/22	2,000	2,375
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,081
Series 2011, 5% 7/1/21	2,100	2,657
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,480
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,872
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,542
Series 2009 B, 5% 12/1/16	12,500	14,538
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,761
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,216
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,901
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	742
Series 2010 C:
5% 9/1/20	14,000	16,161
5% 9/1/21	6,000	6,885
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,332
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,044
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,040
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
5% 9/1/20 (FSA Insured)	$ 1,000	$ 1,218
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,458
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,290
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,366
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,413
		158,907
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.25% 7/1/24	7,000	7,433
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	10,400	10,461
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,401
		23,295
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	672
South Carolina - 0.8%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,362
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,509
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,593
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	829
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,301
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,158
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,841
Series 2012 B, 5% 12/1/19	7,200	8,921
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13 (a)	$ 2,600	$ 2,741
5% 12/1/20 (a)	7,500	9,365
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,501
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,205
		40,326
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	425
5.25% 11/1/18	1,000	1,178
		1,603
Tennessee - 0.7%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,907
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,088
Series 2010 B, 5.625% 7/1/20 (e)	5,000	6,047
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,704
4.75% 7/1/15	3,560	3,865
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,757
0% 12/1/12 (Escrowed to Maturity)	235	235
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,740
		33,343
Texas - 8.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	2,056
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,611
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	$ 1,750	$ 1,907
6% 1/1/18	1,000	1,116
6% 1/1/19	1,335	1,482
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,634
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,754
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,538
5% 11/15/17	1,375	1,656
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,262
5.25% 2/15/42	6,000	6,785
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,517
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,319
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	1,300	1,322
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,283
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,499
5% 8/15/13	9,575	9,956
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,552
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,767
5.25% 12/1/43	2,555	2,952
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,571
5% 11/1/16	3,000	3,448
5% 11/1/21	1,500	1,683
Series 2009, 5% 11/1/19	1,000	1,199
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,617
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,037
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	$ 2,575	$ 3,068
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,145
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,245
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,847
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,974
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,393
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,417
Bonds Series 2012 B, 0.77%, tender 8/15/15 (b)	11,800	11,806
Series 2012 A, 0.61% 8/15/15 (b)	1,400	1,400
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	3,000
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,480
Series A, 5.5% 7/1/39	6,000	6,789
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	9,700	9,769
2%, tender 6/1/14 (b)	6,500	6,647
Series 2005 A, 0% 2/15/16	6,395	6,240
0% 8/15/15	2,000	1,960
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.78%, tender 8/1/16 (b)	10,300	10,303
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,998
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,220
0% 2/15/17	1,400	1,344
Series 2009, 4% 2/15/14	410	430
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,269
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,010
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	972
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,736
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Series 2005 A, 5% 8/1/13	$ 1,455	$ 1,512
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,764
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,366
5% 5/15/14 (Escrowed to Maturity)	45	48
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,750
5% 5/15/15 (Escrowed to Maturity)	5	6
5.75% 5/15/37	3,525	3,836
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	85
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,480
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,290
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,256
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A:
0.55%, tender 10/1/12 (b)	6,000	6,000
0.65%, tender 11/1/12 (b)(e)	17,100	17,100
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,615
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,312
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,797
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,213
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,606
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 1,200	$ 1,433
6% 9/1/41	1,000	1,251
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,362
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,828
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,505
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,227
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,797
5% 10/1/18	1,230	1,442
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	2,165	2,377
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,216
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,766
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,943
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,544
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,822
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,980
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,430
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	2,905
Series 2009:
5% 10/1/19	3,045	3,705
5% 10/1/20	2,180	2,619
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,819
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:- continued
5% 11/15/14	$ 2,005	$ 2,195
5% 11/15/15	1,880	2,120
5.75% 11/15/24	4,700	5,550
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,348
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,904
Texas Gen. Oblig.:
Series 2008, 5% 4/1/25	3,200	3,833
Series 2009 A, 5% 10/1/17	3,660	4,425
Series 2011 A:
5% 8/1/19 (e)	1,545	1,863
5% 8/1/21 (e)	1,530	1,847
Series 2011 C:
5% 8/1/20 (e)	1,625	1,967
5% 8/1/21 (e)	1,460	1,763
Series B, 0% 10/1/13	8,900	8,817
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,810
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	7,217
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,393
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,831
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,844
Series 2007, 5% 4/1/26	3,200	3,699
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,176
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,151
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,753
5.5% 2/15/33	4,160	4,758
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Waller Independent School District: - continued
5.5% 2/15/37	$ 4,820	$ 5,418
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,449
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	862
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,938
		415,410
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,953
5% 8/15/18	2,500	3,019
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,536
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,921
		17,429
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,320	2,330
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,005
5% 12/1/14 (FSA Insured)	1,200	1,272
5% 12/1/15 (FSA Insured)	1,000	1,085
		5,692
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,365
5% 10/1/14	3,000	3,193
		6,558
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,595
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 12,000	$ 12,710
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	7,914
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,607
		33,050
Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,583
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,429
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,078
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,545
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/19	10,000	12,418
5% 7/1/20	25,000	31,230
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,218
5% 1/1/23	1,000	1,217
5% 1/1/24	2,330	2,817
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,089
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,582
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,976
Series 2009, 5.25% 1/1/42	1,900	2,193
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,538
5% 12/1/19	1,385	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,055
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,054
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,814
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,133
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,753
5% 8/15/16	2,500	2,815
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,443
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,920
		112,720
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,064
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,544
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	3,029
		5,637
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,344
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,938
5.75% 7/1/30	2,000	2,282
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:- continued
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	$ 850	$ 897
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,843
		9,363
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,220
TOTAL MUNICIPAL BONDS (Cost $4,330,890)		4,673,219
Municipal Notes - 2.1%

California - 2.1%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,800	5,855
California Gen. Oblig. RAN 2.5% 5/30/13	98,000	99,513
TOTAL MUNICIPAL NOTES (Cost $105,255)		105,368
Money Market Funds - 3.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $184,140)	184,140,000	184,140
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,620,285)		4,962,727
NET OTHER ASSETS (LIABILITIES) - 1.3%		67,040
NET ASSETS - 100%		$ 5,029,767
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 234
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,778,587	$ -	$ 4,778,587	$ -
Money Market Funds	184,140	184,140	-	-
Total Investments in Securities:	$ 4,962,727	$ 184,140	$ 4,778,587	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,620,137,000. Net unrealized appreciation aggregated $342,590,000, of which $344,053,000 related to appreciated investment securities and $1,463,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2012

1.808788.108

FSN-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.2%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 12,589
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,083
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		4,130	5,916
2.75% 11/1/31 (g)		690	797
			6,713
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		7,900	7,801
5.5% 7/13/16		1,100	1,058
			8,859
TOTAL CONVERTIBLE BONDS			30,244
Nonconvertible Bonds - 36.9%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,482
10.75% 8/15/16 (g)		1,416	1,527
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,747
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,183
6.75% 2/15/21		12,265	13,277
Delphi Corp.:
5.875% 5/15/19		4,870	5,223
6.125% 5/15/21		4,760	5,272
Exide Technologies 8.625% 2/1/18		1,855	1,595
International Automotive Components Group SA 9.125% 6/1/18 (g)		4,835	4,642
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,080	2,246
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
6.875% 12/15/20		$ 5,580	$ 6,110
7.75% 8/15/18		1,360	1,482
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,405	4,746
			55,532
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		2,060	2,248
Ford Motor Co. 7.45% 7/16/31		2,077	2,583
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/13 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)		3,425	3,845
			8,676
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (g)		3,155	3,060
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	14,020	7,365
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (g)		18,160	18,251
9% 2/15/20 (g)		8,250	8,250
Chester Downs & Marina LLC 9.25% 2/1/20 (g)		1,330	1,317
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,341
Graton Economic Development Authority 9.625% 9/1/19 (g)		6,070	6,343
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,461
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,928
MGM Mirage, Inc. 10.375% 5/15/14		1,235	1,389
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(k)		2,740	1,918
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		$ 5,784	$ 6,006
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,223	2,479
NCL Corp. Ltd. 9.5% 11/15/18		1,310	1,434
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		995	1,040
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		615	640
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	1,139
Station Casinos LLC 3.66% 6/18/18 (e)(g)		17,965	15,001
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		525	563
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		8,645	9,105
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		626	238
Wok Acquisition Corp. 10.25% 6/30/20 (g)		2,215	2,342
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (g)		12,640	12,893
7.75% 8/15/20		19,415	21,502
			132,945
Household Durables - 1.1%
D.R. Horton, Inc. 4.375% 9/15/22		4,600	4,571
Jarden Corp. 6.125% 11/15/22		2,905	3,101
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		5,840	6,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (g)		21,185	21,211
6.875% 2/15/21		5,380	5,676
7.125% 4/15/19		10,870	11,468
8.25% 2/15/21		19,190	19,046
8.5% 5/15/18 (e)		390	396
9% 4/15/19		15,985	16,305
9.875% 8/15/19		9,670	10,286
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,077	1,171
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,313
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21		$ 3,850	$ 4,370
Toll Brothers Finance Corp. 5.875% 2/15/22		4,525	5,011
			111,612
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		6,855	7,806
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,453
			9,259
Media - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,035	2,223
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		6,185	6,185
6.5% 4/30/21		9,290	9,940
6.625% 1/31/22		7,175	7,821
7.375% 6/1/20		4,895	5,458
7.875% 4/30/18		2,635	2,852
8.125% 4/30/20		6,280	7,096
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,402	3,691
Checkout Holding Corp. 0% 11/15/15 (g)		2,915	1,720
Clear Channel Communications, Inc.:
5.5% 9/15/14		410	369
10.75% 8/1/16		14,645	10,252
DISH DBS Corp.:
5.875% 7/15/22 (g)		18,740	19,209
6.75% 6/1/21		8,535	9,314
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,919
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,068
8.5% 7/15/29		1,730	1,825
MDC Partners, Inc. 11% 11/1/16		755	823
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	716
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,244
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,508
Sirius XM Radio, Inc. 5.25% 8/15/22 (g)		4,070	4,050
Starz LLC/Starz Finance Corp. 5% 9/15/19 (g)		3,675	3,749
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		$ 5,240	$ 5,463
WMG Acquisition Corp. 11.5% 10/1/18		13,545	15,238
			137,733
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,453
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,447
Michaels Stores, Inc. 7.75% 11/1/18 (g)		3,060	3,274
Office Depot, Inc. 9.75% 3/15/19 (g)		3,275	3,275
Sally Holdings LLC 6.875% 11/15/19		2,870	3,179
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,909
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,505	2,680
			29,217
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	7,221
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,034
Polymer Group, Inc. 7.75% 2/1/19		1,370	1,462
			17,717
TOTAL CONSUMER DISCRETIONARY			505,751
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2% 12/16/19	EUR	3,300	4,258
Constellation Brands, Inc. 4.625% 3/1/23		2,200	2,244
			6,502
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		4,060	4,344
Grifols, Inc. 8.25% 2/1/18		4,285	4,735
Rite Aid Corp.:
8% 8/15/20		3,935	4,466
9.25% 3/15/20		11,560	11,791
9.75% 6/12/16		530	578
10.25% 10/15/19		1,655	1,870
			27,784
Food Products - 0.3%
Agrokor d.d. 8.875% 2/1/20 (g)(i)		880	880
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Darling International, Inc. 8.5% 12/15/18		$ 1,020	$ 1,160
Dean Foods Co. 9.75% 12/15/18		6,515	7,411
Gruma SAB de CV 7.75% (Reg. S) (h)		4,663	4,710
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (g)		2,900	2,871
11.625% 5/1/14		4,120	4,614
MHP SA 10.25% 4/29/15 (g)		3,560	3,667
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,873
Smithfield Foods, Inc. 6.625% 8/15/22		4,040	4,192
			31,378
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		2,390	2,560
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (g)		2,510	2,830
			5,390
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,491
NBTY, Inc. 9% 10/1/18		4,475	4,967
Prestige Brands, Inc. 8.125% 2/1/20		675	751
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,640
			10,849
TOTAL CONSUMER STAPLES			81,903
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,046
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (g)		5,010	4,810
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (g)		2,910	2,903
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,282
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		2,009	2,099
Oil States International, Inc. 6.5% 6/1/19		3,555	3,777
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,322
Precision Drilling Corp. 6.5% 12/15/21		850	907
Pride International, Inc. 6.875% 8/15/20		2,775	3,513
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Seadrill Ltd. 5.625% 9/15/17 (g)		$ 5,940	$ 5,985
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,450	1,552
			33,196
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (g)		1,905	2,167
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (g)		1,030	1,048
Berry Petroleum Co. 10.25% 6/1/14		1,820	2,036
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		3,360	3,612
9.625% 8/1/20 (g)		4,120	4,439
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,765
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,845
Clayton Williams Energy, Inc. 7.75% 4/1/19		4,605	4,593
Concho Resources, Inc.:
5.5% 4/1/23		7,125	7,446
6.5% 1/15/22		5,640	6,190
7% 1/15/21		2,565	2,866
8.625% 10/1/17		1,850	2,040
Continental Resources, Inc.:
5% 9/15/22		8,430	8,778
5% 9/15/22 (g)		12,375	12,932
7.125% 4/1/21		2,265	2,514
8.25% 10/1/19		770	870
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		2,010	2,040
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,692
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,880
9.75% 3/1/16		1,310	1,412
DTEK Finance BV 9.5% 4/28/15 (g)		2,110	2,121
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	4,621
Energy Partners Ltd. 8.25% 2/15/18		5,860	5,919
Energy Transfer Equity LP 7.5% 10/15/20		9,100	10,329
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,875
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. 7.5% 9/15/18		$ 5,700	$ 5,330
Forest Oil Corp. 7.5% 9/15/20 (g)		5,720	5,677
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	2,951
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)		1,985	2,064
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,155	3,794
7% 5/5/20 (g)		3,680	4,531
9.125% 7/2/18 (g)		4,345	5,611
11.75% 1/23/15 (g)		2,630	3,176
Laredo Pete, Inc. 7.375% 5/1/22		5,160	5,655
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		18,125	19,167
8.625% 4/15/20		12,975	14,208
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,080
6.25% 6/15/22		8,390	9,061
6.75% 11/1/20		1,690	1,825
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,400	4,433
Newfield Exploration Co.:
5.625% 7/1/24		4,490	4,973
6.875% 2/1/20		11,450	12,566
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		3,722	4,076
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		5,860	5,245
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		6,368	7,451
Pan American Energy LLC 7.875% 5/7/21 (g)		3,365	3,045
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (g)		8,170	8,640
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,595	5,372
6.625% 6/15/35		11,140	14,025
PetroBakken Energy Ltd. 8.625% 2/1/20 (g)		5,835	6,010
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,540	5,116
6.875% 1/20/40		2,875	3,585
8.375% 12/10/18		3,950	5,025
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,444
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 19,215	$ 17,351
5% 10/28/15		4,375	3,697
5.375% 4/12/27		8,450	5,239
5.5% 4/12/37		4,220	2,564
8% 11/17/13		2,205	2,212
8.5% 11/2/17 (g)		42,025	37,928
9% 11/17/21 (Reg. S)		11,905	10,209
12.75% 2/17/22 (g)		15,690	16,004
Petroleos Mexicanos:
4.875% 1/24/22		3,430	3,871
5.5% 1/21/21		4,255	4,983
5.5% 6/27/44		4,755	5,183
6% 3/5/20		2,680	3,223
6.5% 6/2/41		3,850	4,799
6.625% (g)(h)		12,545	13,310
8% 5/3/19		2,420	3,179
Petroleum Development Corp. 12% 2/15/18		3,785	4,126
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,219
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,450	3,795
PT Pertamina Persero:
4.875% 5/3/22 (g)		4,035	4,317
5.25% 5/23/21 (g)		2,930	3,216
6% 5/3/42 (g)		3,660	3,953
6.5% 5/27/41 (g)		4,090	4,663
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,182
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (g)		3,485	3,563
Range Resources Corp.:
5% 8/15/22		1,035	1,084
5.75% 6/1/21		1,035	1,105
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,127
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,546
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,487
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (g)		2,325	2,465
6.875% 2/1/21		2,425	2,643
11.25% 7/15/17		3,605	4,065
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp. 8.5% 1/15/20		$ 3,285	$ 3,466
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,703
7.625% 4/1/37		1,550	2,172
8.375% 6/15/32		1,570	2,250
Tesoro Corp.:
4.25% 10/1/17		2,530	2,606
5.375% 10/1/22		2,850	2,936
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (g)		860	877
Venoco, Inc.:
8.875% 2/15/19		6,410	5,577
11.5% 10/1/17		4,610	4,748
WPX Energy, Inc. 6% 1/15/22		6,100	6,512
			547,321
TOTAL ENERGY			580,517
FINANCIALS - 7.8%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,130	5,451
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	4,650	8,751
Penson Worldwide, Inc. 12.5% 5/15/17 (g)		3,245	681
			14,883
Commercial Banks - 2.1%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	3,000	5,814
Access Finance BV 7.25% 7/25/17 (g)		2,445	2,555
Akbank T.A.S. 5.125% 7/22/15 (g)		5,880	6,093
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (g)		1,165	1,436
Banque Federative du Credit Mutuel SA 3.25% 8/23/22	EUR	1,800	2,379
Barclays Bank PLC 4.25% 1/12/22	GBP	3,350	6,158
BBVA Paraguay SA 9.75% 2/11/16 (g)		3,655	3,838
CIT Group, Inc.:
4.25% 8/15/17		8,965	9,256
5% 5/15/17		10,470	11,151
5% 8/15/22		7,130	7,415
5.25% 3/15/18		21,065	22,592
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
5.375% 5/15/20		$ 9,060	$ 9,807
5.5% 2/15/19 (g)		31,085	33,650
Co-Operative Bank PLC 4.75% 11/11/21	GBP	3,600	6,719
Commonwealth Bank of Australia 3% 9/4/26	GBP	3,200	5,163
Development Bank of Philippines 8.375% (h)(k)		5,840	6,453
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		2,079	2,079
European Investment Bank 5.375% 6/7/21	GBP	3,750	7,482
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		3,825	3,930
HSBK (Europe) BV:
7.25% 5/3/17 (g)		4,340	4,600
9.25% 10/16/13 (g)		2,825	2,980
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	290,000	1,754
8.2% 12/12/12	NGN	760,000	4,762
JSC Kazkommertsbank BV 8% 11/3/15 (g)		3,850	3,619
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		1,460	1,438
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	2,500	3,339
RSHB Capital SA:
6% 6/3/21 (g)		1,985	2,017
9% 6/11/14 (g)		1,865	2,068
SSB #1 PLC 8.25% 3/10/16		850	811
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,901	4,839
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		3,315	3,369
Turkiye Garanti Bankasi A/S 4% 9/13/17 (g)		2,080	2,090
US Bank NA 0.817% 2/28/17 (k)	EUR	1,250	1,590
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,860	9,724
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (g)		3,965	4,421
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 2.625% 8/16/22	EUR	3,400	$ 4,412
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (g)		3,725	4,004
			215,807
Consumer Finance - 2.7%
Ally Financial, Inc.:
3.6375% 2/11/14 (k)		7,550	7,588
5.5% 2/15/17		6,620	6,901
7.5% 9/15/20		36,300	41,654
8% 3/15/20		25,595	29,946
Ford Motor Credit Co. LLC:
4.25% 2/3/17		21,015	22,335
4.25% 9/20/22		4,398	4,508
5.75% 2/1/21		2,070	2,318
5.875% 8/2/21		15,415	17,440
12% 5/15/15		10,075	12,524
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	11,251
8% 11/1/31		24,015	27,657
GMAC LLC:
6.75% 12/1/14		3,485	3,712
8% 11/1/31		56,464	65,639
SLM Corp.:
6% 1/25/17		8,050	8,764
7.25% 1/25/22		7,295	8,006
8% 3/25/20		6,200	7,146
			277,389
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		4,130	4,460
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,625	5,442
CDW LLC/CDW Finance Corp. 8% 12/15/18 (e)		1,430	1,577
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	177	351
8.151% 12/31/30	GBP	390	892
European Economic Community 2.875% 4/4/28	EUR	5,750	7,722
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (g)		4,880	5,234
9.375% 5/1/20 (g)		20,310	22,087
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		$ 1,460	$ 1,548
FMS Wertmanagement AoeR 3% 9/8/21	EUR	9,700	13,697
GE Capital UK Funding 4.375% 7/31/19	GBP	4,450	7,800
General Motors Financial Co., Inc. 6.75% 6/1/18		5,660	6,268
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		3,755	4,140
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,745
8% 1/15/18		33,400	35,822
8% 1/15/18 (g)		3,250	3,478
Indo Energy Finance BV 7% 5/7/18 (g)		3,585	3,710
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	600	771
Magnesita Finance Ltd. 8.625% (g)(h)		2,265	2,344
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	1,250	2,291
Regions Financing Trust II 6.625% 5/15/47 (k)		4,155	4,051
TMK Capital SA 7.75% 1/27/18		5,205	5,309
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,526
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (g)(k)		2,550	2,780
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (g)		6,420	6,934
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (g)		2,655	2,881
6.8% 11/22/25 (g)		2,630	3,084
6.902% 7/9/20 (g)		6,320	7,394
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(k)		20,225	15,475
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		7,785	8,320
			204,133
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)		2,105	2,147
USI Holdings Corp. 4.3095% 11/15/14 (g)(k)		823	796
			2,943
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,888
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 12,150	$ 13,122
6.75% 10/15/22		7,545	8,337
7.5% 2/15/20		4,325	4,801
			34,148
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,479
Realogy Corp.:
7.625% 1/15/20 (g)		5,540	6,108
7.875% 2/15/19 (g)		6,330	6,710
9% 1/15/20 (g)		4,560	5,039
Taylor Morrison Community Monarch 7.75% 4/15/20 (g)		3,355	3,590
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	2,391	4,146
			31,072
Thrifts & Mortgage Finance - 0.2%
General Electric Capital Corp.:
2.125% 12/21/12		12,000	12,051
2.625% 12/28/12		4,680	4,709
			16,760
TOTAL FINANCIALS			797,135
HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (g)(i)		1,985	2,109
9.875% 4/15/18 (g)(i)		1,940	1,911
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (g)		7,545	7,922
12.5% 11/1/19 (g)		7,685	7,301
			19,243
Health Care Providers & Services - 2.3%
Community Health Systems, Inc.:
5.125% 8/15/18		4,160	4,316
7.125% 7/15/20		4,190	4,462
8% 11/15/19		11,490	12,653
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,840	$ 1,707
DaVita, Inc.:
5.75% 8/15/22		3,950	4,108
6.375% 11/1/18		4,010	4,261
6.625% 11/1/20		13,925	14,795
Emergency Medical Services Corp. 8.125% 6/1/19		5,700	6,042
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (g)		13,310	14,142
5.875% 1/31/22 (g)		14,710	15,703
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	4,760
HCA Holdings, Inc. 7.75% 5/15/21		34,550	37,487
HCA, Inc.:
5.875% 3/15/22		16,855	18,267
6.5% 2/15/16		3,410	3,734
6.5% 2/15/20		13,550	15,036
7.25% 9/15/20		21,345	23,800
7.5% 2/15/22		1,195	1,350
8% 10/1/18		1,200	1,383
Health Management Associates, Inc. 7.375% 1/15/20 (g)		2,585	2,798
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,618
8.125% 2/15/20		6,585	7,336
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		6,465	6,174
InVentiv Health, Inc. 10% 8/15/18 (g)		795	692
Radiation Therapy Services, Inc. 8.875% 1/15/17		4,210	4,063
ResCare, Inc. 10.75% 1/15/19		2,445	2,714
Rotech Healthcare, Inc. 10.5% 3/15/18		2,210	1,260
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		1,080	1,177
8.125% 11/1/18 (g)		2,905	3,166
Tenet Healthcare Corp.:
6.25% 11/1/18		6,540	7,210
6.875% 11/15/31		2,475	2,215
8% 8/1/20		6,190	6,647
UHS Escrow Corp. 7% 10/1/18		910	983
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 3,755	$ 3,962
Vanguard Health Systems, Inc. 0% 2/1/16		210	147
			241,168
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,340	4,611
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (g)		3,730	3,982
			8,593
Pharmaceuticals - 0.6%
Elan Finance PLC/Elan Finance Corp.:
6.25% 10/15/19 (g)		3,730	3,758
8.75% 10/15/16		5,110	5,583
Leiner Health Products, Inc. 11% 6/1/49 (c)		2,435	0
Mylan, Inc.:
6% 11/15/18 (g)		9,900	10,494
7.625% 7/15/17 (g)		3,540	3,921
7.875% 7/15/20 (g)		6,390	7,173
Valeant Pharmaceuticals International:
6.375% 10/15/20 (g)(i)		3,100	3,162
6.75% 8/15/21 (g)		8,070	8,373
6.875% 12/1/18 (g)		7,955	8,373
VPI Escrow Corp. 6.375% 10/15/20 (g)(i)		12,290	12,581
			63,418
TOTAL HEALTH CARE			332,422
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	416
12% 11/1/14 pay-in-kind		1,335	1,241
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		8,595	9,315
7.125% 3/15/21		1,485	1,598
			12,570
Airlines - 0.4%
Air Canada 9.25% 8/1/15 (g)		6,360	6,599
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		$ 696	$ 735
Continental Airlines, Inc. 7.25% 11/10/19		4,076	4,606
Delta Air Lines, Inc. 9.5% 9/15/14 (g)		1,072	1,123
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,912	7,638
8.021% 8/10/22		2,901	3,133
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,800	1,976
8.028% 11/1/17		517	548
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,525	1,577
12% 11/1/13 (g)		3,030	3,144
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,040	6,961
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		4,703	5,127
			43,167
Building Products - 0.2%
Building Materials Corp. of America 6.75% 5/1/21 (g)		4,250	4,654
HD Supply, Inc.:
8.125% 4/15/19 (g)		4,130	4,502
11% 4/15/20 (g)		9,650	10,712
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (g)(k)		1,055	1,145
			21,013
Commercial Services & Supplies - 2.0%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,465	1,458
American Reprographics Co. 10.5% 12/15/16		4,135	4,342
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (g)		2,680	2,714
Clean Harbors, Inc. 5.25% 8/1/20 (g)		2,915	3,002
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,962
Garda World Security Corp. 9.75% 3/15/17 (g)		2,020	2,111
International Lease Finance Corp.:
5.75% 5/15/16		10,645	11,319
5.875% 4/1/19		20,925	22,186
6.25% 5/15/19		21,435	23,043
6.75% 9/1/16 (g)		12,755	14,349
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (g)		$ 23,540	$ 27,483
8.25% 12/15/20		11,050	13,150
8.625% 9/15/15		7,205	8,196
8.625% 1/15/22		25,445	30,725
8.75% 3/15/17		16,225	18,943
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,258
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,709
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,652
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,080	3,065
			203,667
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (g)(h)		9,030	9,594
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	631
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		1,270	1,410
Sensata Technologies BV 6.5% 5/15/19 (g)		4,840	5,167
			7,208
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (g)		3,704	3,852
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		570	586
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,999
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (g)		2,955	3,088
			5,673
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	2,222
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		4,175	3,820
8.875% 11/1/17		2,650	2,736
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		1,195	1,135
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,107
			12,020
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (g)		$ 2,215	$ 2,492
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,531
12.5% 4/1/16		4,480	4,984
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (g)		3,045	3,228
Swift Services Holdings, Inc. 10% 11/15/18		8,735	9,434
Western Express, Inc. 12.5% 4/15/15 (g)		5,280	3,538
			26,207
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		5,925	6,384
7.625% 4/15/20		3,275	3,627
9.75% 8/1/18		7,995	9,094
			19,105
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		4,022	3,962
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,000	1,919
			5,881
TOTAL INDUSTRIALS			369,957
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		5,570	4,943
10.125% 11/1/15 pay-in-kind (k)		3,700	3,293
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,049
6.875% 1/15/20		1,860	2,011
Lucent Technologies, Inc.:
6.45% 3/15/29		17,280	11,318
6.5% 1/15/28		7,515	4,885
			27,499
Computers & Peripherals - 0.2%
NCR Corp. 5% 7/15/22 (g)		3,580	3,638
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate HDD Cayman:
7% 11/1/21		$ 5,730	$ 6,131
7.75% 12/15/18		8,150	9,006
			18,775
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		1,925	1,867
Jabil Circuit, Inc. 4.7% 9/15/22		4,040	4,020
			5,887
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	8,112
j2 Global, Inc. 8% 8/1/20 (g)		2,970	2,985
			11,097
IT Services - 0.7%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,850
7.875% 7/15/20		3,465	3,889
First Data Corp.:
6.75% 11/1/20 (g)		9,015	8,970
7.375% 6/15/19 (g)		21,180	21,815
SunGard Data Systems, Inc. 7.375% 11/15/18		4,005	4,295
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (g)		20,835	21,720
13.375% 10/15/19 (g)		10,290	10,496
			74,035
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.05% 2/1/20		3,565	3,494
10.75% 8/1/20		3,808	4,122
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		11,725	13,454
Spansion LLC 11.25% 1/15/16 (c)(g)		3,550	218
			21,288
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (g)		$ 2,085	$ 2,153
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	672
			2,825
TOTAL INFORMATION TECHNOLOGY			161,406
MATERIALS - 3.0%
Chemicals - 0.6%
Braskem America Finance Co. 7.125% 7/22/41 (g)		1,930	2,065
Ferro Corp. 7.875% 8/15/18		3,875	3,739
INEOS Finance PLC:
7.5% 5/1/20 (g)		3,155	3,194
8.375% 2/15/19 (g)		2,870	3,021
INEOS Group Holdings PLC 8.5% 2/15/16 (g)		5,565	5,259
LyondellBasell Industries NV:
5% 4/15/19		6,310	6,704
5.75% 4/15/24		6,310	7,146
6% 11/15/21		2,780	3,169
Momentive Performance Materials, Inc.:
9% 1/15/21		12,610	9,142
10% 10/15/20 (g)		2,335	2,358
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		1,030	1,027
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		1,725	1,725
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		2,838	3,037
PolyOne Corp. 7.375% 9/15/20		1,645	1,781
Rockwood Specialties Group, Inc. 4.625% 10/15/20		7,610	7,705
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)		1,090	1,177
TPC Group LLC 8.25% 10/1/17		1,965	2,142
			64,391
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (g)		2,495	2,501
9.875% 4/30/19 (g)		4,375	4,484
CEMEX Finance LLC 9.5% 12/14/16 (g)		20,410	21,124
CEMEX SA de CV:
5.3623% 9/30/15 (g)(k)		10,800	10,422
9.5% 6/15/18 (g)		14,990	15,290
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - continued
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		$ 2,680	$ 2,958
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (g)		4,580	4,763
			61,542
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		3,893	3,873
Berry Plastics Holding Corp. 4.2638% 9/15/14 (k)		505	501
BWAY Holding Co. 10% 6/15/18		2,265	2,548
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		2,436	2,462
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)		1,770	1,885
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,335
7.5% 12/15/96		4,010	3,388
Rock-Tenn Co.:
4.45% 3/1/19 (g)		1,300	1,393
4.9% 3/1/22 (g)		1,215	1,316
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)		2,245	2,402
8.375% 6/15/19 (g)		3,040	3,253
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,767
Tekni-Plex, Inc. 9.75% 6/1/19 (g)		3,785	4,050
			40,173
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (g)		30	59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (g)		2,420	2,723
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		3,465	3,543
Edgen Murray Corp. 12.25% 1/15/15		7,285	7,759
EVRAZ Group SA:
8.25% 11/10/15 (g)		6,735	7,358
9.5% 4/24/18 (Reg. S)		2,675	3,010
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (g)		5,550	5,120
6.875% 2/1/18 (g)		8,937	8,311
6.875% 4/1/22 (g)		13,845	12,668
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
8.25% 11/1/19 (g)		$ 27,040	$ 26,026
IAMGOLD Corp. 6.75% 10/1/20 (g)		5,155	5,052
Metinvest BV 10.25% 5/20/15 (g)		2,780	2,801
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		1,975	1,210
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,025	769
Mongolian Mining Corp. 8.875% 3/29/17 (g)		3,705	3,770
New Gold, Inc. 7% 4/15/20 (g)		1,080	1,138
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,110	3,172
RathGibson, Inc. 11.25% 2/15/14 (c)		2,446	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (g)(i)		5,985	6,030
11.25% 10/15/18 (g)(i)		4,145	4,145
Southern Copper Corp. 6.75% 4/16/40		1,960	2,259
SunCoke Energy, Inc. 7.625% 8/1/19		1,190	1,205
Vale SA 5.625% 9/11/42		2,465	2,508
Votorantim Cimentos SA 7.25% 4/5/41 (g)		2,645	2,857
			113,493
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18		11,629	13,228
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,196
NewPage Corp.:
6.504% 5/1/49 (c)(k)		2,460	68
11.375% 12/31/14 (c)		4,155	2,618
P.H. Glatfelter Co. 7.125% 5/1/16		510	523
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		4,925	763
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (g)		6,155	6,494
			24,890
TOTAL MATERIALS			304,489
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		6,575	7,397
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,461
9% 8/15/31		3,545	3,784
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications, Inc. 10.875% 6/1/20 (g)		$ 2,085	$ 2,205
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)		4,448	4,550
Eileme 2 AB 11.625% 1/31/20 (g)		8,215	9,119
Frontier Communications Corp.:
8.5% 4/15/20		10,775	12,257
8.75% 4/15/22		5,851	6,641
Level 3 Communications, Inc. 8.875% 6/1/19 (g)		1,410	1,473
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,558
8.625% 7/15/20		7,650	8,262
10% 2/1/18		3,360	3,738
SBA Telecommunications, Inc. 5.75% 7/15/20 (g)		4,945	5,192
Sprint Capital Corp.:
6.875% 11/15/28		21,625	20,003
8.75% 3/15/32		27,477	28,439
TW Telecom Holdings, Inc. 5.375% 10/1/22 (g)		3,360	3,436
U.S. West Communications:
6.875% 9/15/33		2,265	2,293
7.25% 9/15/25		420	514
7.25% 10/15/35		1,205	1,259
			126,581
Wireless Telecommunication Services - 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)		5,293	5,240
Clearwire Escrow Corp. 12% 12/1/15 (g)		8,100	7,979
Digicel Group Ltd.:
7% 2/15/20 (g)		860	886
8.25% 9/1/17 (g)		2,150	2,306
8.25% 9/30/20 (g)(i)		31,795	33,305
10.5% 4/15/18 (g)		30,955	33,664
12% 4/1/14 (g)		11,685	12,970
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.375% 9/14/29	GBP	2,000	3,236
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (g)(i)		8,880	8,813
7.25% 4/1/19		10,020	10,772
7.25% 10/15/20 (g)		13,410	14,416
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21		$ 24,110	$ 25,918
8.5% 11/1/19		3,755	4,215
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,732
MTS International Funding Ltd. 8.625% 6/22/20 (g)		8,145	9,815
NII Capital Corp. 7.625% 4/1/21		5,672	4,509
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		10,314	10,159
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		6,225	6,505
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		3,625	3,861
VimpelCom Holdings BV 7.5043% 3/1/22 (g)		2,185	2,289
			204,590
TOTAL TELECOMMUNICATION SERVICES			331,171
UTILITIES - 3.1%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (g)		2,520	2,646
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,700	3,119
Comision Federal de Electricid 5.75% 2/14/42 (g)		1,350	1,512
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		3,910	1,955
Majapahit Holding BV:
7.75% 1/20/20 (g)		3,085	3,879
8% 8/7/19 (g)		1,605	2,026
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,797
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	1,700	2,808
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)		13,640	10,673
			32,415
Gas Utilities - 0.4%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (g)		4,280	4,451
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,615	1,849
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,653
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.: - continued
8% 3/1/32		$ 6,265	$ 8,862
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,238
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21 (g)		3,226	3,444
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		13,290	11,297
			42,794
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		7,965	8,542
Calpine Corp.:
7.5% 2/15/21 (g)		5,455	5,905
7.875% 7/31/20 (g)		7,920	8,712
7.875% 1/15/23 (g)		23,630	26,111
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (g)		4,225	4,817
Energy Future Holdings Corp.:
10% 1/15/20		9,895	10,823
10.875% 11/1/17		3,860	3,513
12% 11/1/17 pay-in-kind (k)		5,800	5,139
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)		1,615	1,672
10% 12/1/20		46,556	52,259
11% 10/1/21		26,975	27,245
11.75% 3/1/22 (g)		29,380	31,216
GenOn Energy, Inc.:
9.5% 10/15/18		2,695	3,059
9.875% 10/15/20		10,145	11,261
Listrindo Capital BV 6.95% 2/21/19 (g)		2,130	2,332
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		2,565	3,553
TXU Corp.:
5.55% 11/15/14		1,620	1,304
6.5% 11/15/24		12,945	7,702
6.55% 11/15/34		26,735	14,571
			229,736
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	1,700	$ 2,686
4.375% 3/13/29	GBP	2,050	3,584
Puget Energy, Inc. 5.625% 7/15/22 (g)		3,200	3,392
			9,662
TOTAL UTILITIES			314,607
TOTAL NONCONVERTIBLE BONDS			3,779,358
TOTAL CORPORATE BONDS (Cost $3,542,456)			3,809,602
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.5% 5/27/15		3,340	3,351
0.5% 7/2/15		61,783	61,976
Federal Home Loan Bank:
0.375% 11/27/13		3,510	3,516
0.875% 12/27/13		625	630
1% 6/21/17		7,560	7,652
Private Export Funding Corp. secured 4.974% 8/15/13		2,110	2,198
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1, 5.136% 8/10/13		210	216
Tennessee Valley Authority:
5.25% 9/15/39		5,000	6,591
5.375% 4/1/56		6,100	8,422
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			94,552
U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
2.75% 8/15/42		82,261	81,014
3% 5/15/42		127,011	131,893
5.25% 2/15/29		10,732	15,062
5.375% 2/15/31		46,396	67,158
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29 (j)		$ 6,000	$ 9,216
7.5% 11/15/16		6,120	7,871
7.5% 11/15/24		5,168	8,337
7.875% 2/15/21		5,350	8,167
9.875% 11/15/15		7,956	10,308
U.S. Treasury Notes:
0.25% 4/30/14		201,580	201,635
0.25% 5/31/14		16,534	16,540
0.25% 8/31/14		11,900	11,903
0.25% 9/15/14		23,509	23,512
0.25% 12/15/14		19,000	18,997
0.25% 7/15/15		118,806	118,630
0.25% 8/15/15		74,432	74,316
0.25% 9/15/15		35,725	35,664
0.5% 8/15/14		36,642	36,821
0.5% 10/15/14		65,000	65,330
0.5% 7/31/17		45,462	45,249
0.625% 7/15/14		27,445	27,634
0.625% 9/30/17		61,809	61,809
0.75% 6/15/14		14,495	14,623
0.75% 6/30/17		31,586	31,833
0.875% 11/30/16		25,803	26,224
0.875% 4/30/17		12,834	13,018
0.875% 7/31/19		112,134	111,127
1% 9/30/16		71,568	73,100
1% 10/31/16		19,480	19,894
1% 9/30/19		21,839	21,757
1.625% 8/15/22 (f)		35,078	35,051
1.75% 5/15/22		45,588	46,247
1.875% 6/30/15		8,436	8,800
1.875% 9/30/17		27,900	29,611
1.875% 10/31/17		3,876	4,115
2% 2/15/22		16,712	17,388
2.125% 11/30/14		47,593	49,508
2.125% 5/31/15		3,490	3,659
2.375% 8/31/14		20,300	21,125
2.375% 9/30/14		7,764	8,095
2.375% 10/31/14		19,649	20,513
2.375% 2/28/15		45,000	47,268
2.375% 6/30/18		38,941	42,437
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 3/31/15		$ 1,076	$ 1,136
2.5% 4/30/15		18,295	19,336
2.625% 7/31/14		12,532	13,078
2.75% 11/30/16		10,000	10,934
3% 2/28/17		15,000	16,617
3.125% 10/31/16		22,651	25,079
3.125% 1/31/17		25,536	28,387
4.25% 8/15/15		10,961	12,192
4.5% 5/15/17		48,040	56,672
TOTAL U.S. TREASURY OBLIGATIONS			1,905,890
Other Government Related - 0.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.578% 12/7/20 (NCUA Guaranteed) (k)		3,749	3,761
Series 2011-R1 Class 1A, 0.678% 1/8/20 (NCUA Guaranteed) (k)		5,770	5,792
Series 2011-R4 Class 1A, 0.608% 3/6/20 (NCUA Guaranteed) (k)		3,361	3,369
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,350
2.35% 6/12/17 (NCUA Guaranteed)		28,700	30,572
3% 6/12/19 (NCUA Guaranteed)		11,755	12,998
3.45% 6/12/21 (NCUA Guaranteed)		23,400	26,354
TOTAL OTHER GOVERNMENT RELATED			86,196
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,042,111)			2,086,638
U.S. Government Agency - Mortgage Securities - 3.2%

Fannie Mae - 0.3%
2.192% 10/1/35 (k)		57	59
2.223% 11/1/33 (k)		135	144
2.3% 9/1/33 (k)		589	623
2.3% 11/1/35 (k)		555	580
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.384% 2/1/36 (k)		$ 134	$ 144
2.512% 1/1/35 (k)		321	344
2.533% 3/1/33 (k)		156	167
2.558% 6/1/36 (k)		45	48
2.572% 9/1/36 (k)		136	145
2.63% 6/1/47 (k)		175	188
2.645% 2/1/37 (k)		636	684
2.703% 7/1/35 (k)		264	283
2.733% 11/1/36 (k)		55	59
2.868% 5/1/36 (k)		77	83
2.996% 4/1/36 (k)		505	542
3.213% 8/1/35 (k)		884	950
4.5% 8/1/41		910	1,000
5% 2/1/22 to 9/1/22		8,016	8,730
5.5% 10/1/20 to 4/1/21		5,140	5,570
5.984% 3/1/37 (k)		88	95
6% 6/1/16 to 10/1/38		806	888
6.5% 12/1/12 to 8/1/36		9,032	10,395
TOTAL FANNIE MAE			31,721
Freddie Mac - 0.5%
2.153% 1/1/36 (k)		88	94
2.16% 6/1/33 (k)		357	378
2.195% 3/1/35 (k)		166	174
2.2% 3/1/37 (k)		45	48
2.357% 5/1/37 (k)		102	109
2.361% 2/1/37 (k)		66	70
2.375% 5/1/37 (k)		75	80
2.47% 8/1/37 (k)		156	167
2.478% 6/1/37 (k)		39	41
2.492% 4/1/35 (k)		51	55
2.522% 2/1/36 (k)		13	13
2.601% 1/1/37 (k)		403	431
2.633% 7/1/35 (k)		424	454
2.638% 4/1/37 (k)		133	143
2.673% 7/1/35 (k)		283	304
2.699% 10/1/35 (k)		365	391
2.726% 10/1/36 (k)		403	432
2.76% 5/1/37 (k)		1,245	1,338
2.76% 5/1/37 (k)		673	723
2.79% 6/1/37 (k)		280	301
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.83% 6/1/37 (k)		$ 75	$ 81
2.865% 9/1/35 (k)		75	80
2.97% 4/1/37 (k)		8	8
3.055% 7/1/36 (k)		154	165
3.454% 10/1/35 (k)		66	71
4% 3/1/42 to 4/1/42		14,846	16,272
4.5% 8/1/33 to 10/1/41		5,650	6,168
5.5% 11/1/18 to 7/1/35		17,438	18,927
6.5% 1/1/13 to 3/1/22		1,598	1,744
TOTAL FREDDIE MAC			49,262
Ginnie Mae - 2.4%
4% 9/15/25		764	828
4.5% 3/15/25 to 6/15/25		7,993	8,721
4.515% 3/20/62 (p)		10,454	11,925
4.55% 5/20/62 (p)		19,157	21,900
4.556% 12/20/61 (p)		11,081	12,612
4.604% 3/20/62 (p)		5,560	6,361
4.626% 3/20/62 (p)		3,918	4,479
4.65% 3/20/62 (p)		3,475	3,980
4.684% 1/20/62 (p)		12,178	13,917
4.751% 12/20/60 (p)		2,066	2,328
4.804% 3/20/61 (p)		6,968	7,899
4.834% 3/20/61 (p)		12,387	14,051
5.492% 4/20/60 (p)		8,452	9,751
5.612% 4/20/58 (p)		4,850	5,171
6% 6/15/36 to 12/20/38		54,087	61,287
6.5% 8/20/38 to 9/20/38		50,971	57,737
TOTAL GINNIE MAE			242,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $318,292)			323,930
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 0.515% 2/25/15 (k)	EUR	600	762
Class C2, 0.695% 2/25/15 (k)	EUR	300	379
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Leek Finance PLC:
Series 17X Class A2A, 0.9069% 12/21/37 (k)	GBP	116	$ 192
Series 18X Class BC, 1.038% 9/21/38 (k)	EUR	600	732
TOTAL ASSET-BACKED SECURITIES (Cost $2,162)			2,065
Collateralized Mortgage Obligations - 4.4%

U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2006-114 Class FN, 0.5165% 12/25/36 (k)		4,211	4,215
Series 2008-76 Class EF, 0.7165% 9/25/23 (k)		1,226	1,231
Series 2010-15 Class FJ, 1.1465% 6/25/36 (k)		10,069	10,230
Series 2010-86 Class FE, 0.6665% 8/25/25 (k)		1,426	1,434
Series 2011-104 Class FK, 0.5865% 3/25/39 (k)		7,232	7,251
Series 2011-63 Class FL, 0.6165% 7/25/41 (k)		11,238	11,287
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		48	51
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,457
Series 2003-70 Class BJ, 5% 7/25/33		815	916
Series 2004-80 Class LD, 4% 1/25/19		850	873
Series 2005-19 Class PA, 5.5% 7/25/34		3,093	3,430
Series 2005-52 Class PB, 6.5% 12/25/34		443	469
Series 2005-64 Class PX, 5.5% 6/25/35		3,015	3,376
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,365
Series 2010-44 Class FM, 5% 5/25/40		4,250	4,986
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,669
Series 2012-94 Class E, 3% 6/25/22		7,684	8,114
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		164	177
Series 2004-91 Class Z, 5% 12/25/34		4,213	4,791
Series 2004-95 Class AN, 5.5% 1/25/25		609	639
Series 2005-117, Class JN, 4.5% 1/25/36		735	842
Series 2005-14 Class ZB, 5% 3/25/35		1,825	2,062
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,650
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,488
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,150
Series 2009-14 Class EB, 4.5% 3/25/24		3,370	3,677
Series 2009-59 Class HB, 5% 8/25/39		2,460	2,787
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,776
Series 2009-82 Class FD, 1.0665% 10/25/39 (k)		4,637	4,724
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		$ 901	$ 79
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		1,504	125
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		4,205	590
Series 2010-39 Class FG, 1.1365% 3/25/36 (k)		5,680	5,794
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		3,077	257
Series 2011-67 Class AI, 4% 7/25/26 (m)		1,745	157
Freddie Mac:
floater:
Series 240 Class F30, 0.5208% 7/15/36 (k)		8,185	8,199
Series 2630 Class FL, 0.7208% 6/15/18 (k)		44	44
Series 2711 Class FC, 1.1208% 2/15/33 (k)		3,959	4,026
Series 3419 Class FD, 0.9908% 2/15/38 (k)		4,617	4,695
Series 3835 Class FC, 0.5708% 5/15/38 (k)		12,695	12,713
floater planned amortization class Series 2770 Class FH, 0.6208% 3/15/34 (k)		3,399	3,415
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		98	109
Series 2115 Class PE, 6% 1/15/14		13	13
Series 2376 Class JE, 5.5% 11/15/16		173	184
Series 2381 Class OG, 5.5% 11/15/16		106	112
Series 2425 Class JH, 6% 3/15/17		225	243
Series 2672 Class MG, 5% 9/15/23		3,063	3,557
Series 2684 Class FP, 0.7208% 1/15/33 (k)		5,749	5,766
Series 2695 Class DG, 4% 10/15/18		3,475	3,679
Series 2996 Class MK, 5.5% 6/15/35		312	352
Series 3415 Class PC, 5% 12/15/37		1,604	1,754
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,788
Series 3763 Class QA, 4% 4/15/34		2,911	3,143
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		301	336
Series 2627 Class BG, 3.25% 6/15/17		8	8
Series 2877 Class ZD, 5% 10/15/34		5,507	6,203
Series 2987 Class HE, 4.5% 6/15/20		3,637	3,883
Series 3277 Class B, 4% 2/15/22		2,600	2,859
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,407
Series 3578, Class B, 4.5% 9/15/24		3,410	3,745
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,081
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6985% 1/20/38 (k)		483	487
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2007-59 Class FC, 0.7185% 7/20/37 (k)		$ 1,801	$ 1,817
Series 2008-73 Class FA, 1.0785% 8/20/38 (k)		2,755	2,805
Series 2008-83 Class FB, 1.1185% 9/20/38 (k)		2,799	2,849
Series 2009-108 Class CF, 0.8208% 11/16/39 (k)		2,602	2,627
Series 2009-116 Class KF, 0.7508% 12/16/39 (k)		2,299	2,317
Series 2009-127 Class FA, 0.7685% 9/20/38 (k)		2,858	2,885
Series 2010-14 Class QF, 0.6708% 2/16/40 (k)		10,603	10,713
Series 2010-53 Class FC, 1.0385% 4/20/40 (k)		5,590	5,682
Series 2010-9 Class FA, 0.7408% 1/16/40 (k)		3,351	3,380
Series 2010-H17 Class FA, 0.5635% 7/20/60 (k)(p)		5,717	5,648
Series 2010-H18 Class AF, 0.5447% 9/20/60 (k)(p)		6,011	5,952
Series 2010-H19 Class FG, 0.5447% 8/20/60 (k)(p)		7,625	7,551
Series 2010-H27 Series FA, 0.6247% 12/20/60 (k)(p)		2,280	2,267
Series 2011-75:
Class FG, 0.6185% 5/20/41 (k)		5,829	5,864
Class FM, 0.6185% 5/20/41 (k)		6,328	6,365
Series 2011-H03 Class FA, 0.7447% 1/20/61 (k)(p)		6,922	6,926
Series 2011-H05 Class FA, 0.7447% 12/20/60 (k)(p)		4,205	4,207
Series 2011-H07 Class FA, 0.7447% 2/20/61 (k)(p)		7,255	7,259
Series 2011-H12 Class FA, 0.7347% 2/20/61 (k)(p)		9,335	9,335
Series 2011-H13 Class FA, 0.7447% 4/20/61 (k)(p)		3,822	3,824
Series 2011-H14:
Class FB, 0.7447% 5/20/61 (k)(p)		4,285	4,287
Class FC, 0.7447% 5/20/61 (k)(p)		4,369	4,371
Series 2011-H17 Class FA, 0.7747% 6/20/61 (k)(p)		5,569	5,579
Series 2011-H21 Class FA, 0.8447% 10/20/61 (k)(p)		6,084	6,117
Series 2012-H01 Class FA, 0.9447% 11/20/61 (k)(p)		4,912	4,966
Series 2012-H03 Class FA, 0.9447% 1/20/62 (k)(p)		3,041	3,075
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H06 Class FA, 0.8747% 1/20/62 (k)(p)		$ 4,752	$ 4,786
Series 2012-H07 Class FA, 0.8747% 3/20/62 (k)(p)		2,812	2,833
floater planned amortization class Series 2007-35 Class KF, 0.5208% 6/16/37 (k)		4,732	4,741
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		1,940	1,995
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		1,362	1,408
Series 2010-99 Class PT, 3.5% 8/20/33		1,641	1,705
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,423	453
Series 2011-61 Class OP, 5/20/40 (n)		4,306	3,923
Series 2011-79 Class PO, 6/20/40 (n)		7,482	6,987
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,184
Series 2010-42 Class OP, 4/20/40 (n)		9,819	9,210
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		8,246	9,113
Series 2010-H15 Class TP, 5.15% 8/20/60 (p)		10,247	11,651
Series 2010-H17 Class XP, 5.3019% 7/20/60 (k)(p)		14,740	16,766
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(p)		11,063	12,513
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,616	11,592
Class ZC, 5.5% 7/16/34		10,963	13,046
Series 2012-64 Class KB, 3.0685% 5/20/41 (k)		2,468	2,716
Series 2012-97 Class JF, 0.4708% 8/16/42 (k)		4,264	4,269
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $441,070)			450,479
Commercial Mortgage Securities - 1.3%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3253% 10/22/37 (k)	GBP	850	860
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		3,075	3,165
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		19,700	20,094
Series K011 Class A2, 4.084% 11/25/20		2,120	2,454
Series K014 Class A2, 3.871% 4/25/21		5,220	5,981
Commercial Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac: - continued
pass-thru certificates sequential payer:
Series K015 Class A2, 3.23% 7/25/21		$ 2,800	$ 3,075
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		7,710	8,793
Series K006 Class A2, 4.251% 1/25/20		12,280	14,279
Series K017 Class A2, 2.873% 12/25/21		13,660	14,598
Series K705 Class A1, 1.626% 7/25/18		8,267	8,512
Series K710 Class A2, 1.883% 5/25/19		8,795	9,058
Series K706:
Class A1, 1.691% 6/25/18		6,351	6,527
Class A2, 2.323% 10/25/18		11,710	12,395
Series K709 Class A1, 1.56% 10/25/18		4,776	4,909
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		10,530	11,124
Series K501 Class A2, 1.655% 11/25/16		4,770	4,927
German Residential Asset Note Distributor PLC Series 1 Class A, 0.704% 7/20/16 (k)	EUR	983	1,234
REC Plantation Place Ltd. Series 5 Class A, 0.989% 7/25/16 (Reg. S) (k)	GBP	763	1,201
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $130,620)			133,186
Foreign Government and Government Agency Obligations - 22.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,103	7,168
2.5% 12/31/38 (e)		9,240	3,405
7% 9/12/13		34,400	34,155
7% 10/3/15		19,255	17,634
Aruba Government 4.625% 9/14/23 (g)		2,055	2,055
Bahamian Republic 6.95% 11/20/29 (g)		3,060	3,611
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		500,000	0
value recovery B rights 1/2/21 (o)		750,000	0
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,715	14,531
8.95% 1/26/18		3,765	3,709
Bermuda Government 4.138% 1/3/23 (g)		2,065	2,173
Brazilian Federative Republic:
7.125% 1/20/37		6,295	9,514
8.25% 1/20/34		4,465	7,378
10.125% 5/15/27		6,785	12,264
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 3,897	$ 7,969
Canadian Government:
1% 2/1/14	CAD	30,750	31,248
2% 6/1/16	CAD	82,700	86,501
3.25% 6/1/21	CAD	54,200	62,344
5% 6/1/37	CAD	32,200	49,023
Central Bank of Nigeria warrants 11/15/20 (a)(o)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (g)		10,240	10,342
Colombian Republic:
6.125% 1/18/41		4,055	5,474
7.375% 9/18/37		5,000	7,675
10.375% 1/28/33		5,775	10,539
11.75% 2/25/20		2,570	4,176
Congo Republic 3% 6/30/29 (e)		10,417	8,385
Croatia Republic:
6.25% 4/27/17 (g)		9,635	10,430
6.375% 3/24/21 (g)		4,915	5,456
6.625% 7/14/20 (g)		4,205	4,720
6.75% 11/5/19 (g)		5,190	5,852
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		1,235	1,328
6.25% 10/4/20 (g)		6,580	7,189
6.25% 7/27/21 (g)		3,140	3,438
7.4% 1/22/15 (g)		4,835	5,270
Dominican Republic:
1.2754% 8/30/24 (k)		5,288	4,865
7.5% 5/6/21 (g)		5,925	6,680
9.04% 1/23/18 (g)		2,853	3,202
El Salvador Republic:
7.625% 2/1/41 (g)		1,280	1,427
7.65% 6/15/35 (Reg. S)		2,020	2,222
8.25% 4/10/32 (Reg. S)		1,137	1,342
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	2,250	3,101
3.75% 4/4/42	EUR	4,750	7,210
European Union 2.75% 9/21/21	EUR	12,000	16,594
Finnish Government:
1.625% 9/15/22	EUR	7,300	9,291
2.75% 7/4/28	EUR	5,250	7,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Government:
OAT:
3% 4/25/22	EUR	34,450	$ 47,377
4.5% 4/25/41	EUR	3,085	4,945
2.5% 7/25/16	EUR	10,150	13,968
4% 4/25/55	EUR	5,350	8,011
Gabonese Republic 8.2% 12/12/17 (g)		1,850	2,239
Georgia Republic 6.875% 4/12/21 (g)		5,360	6,110
German Federal Republic:
0.5% 4/7/17	EUR	51,950	67,067
1.75% 10/9/15	EUR	4,775	6,441
1.75% 7/4/22	EUR	56,400	74,740
2.5% 2/27/15	EUR	31,680	43,118
3.25% 7/4/15	EUR	4,550	6,358
3.25% 7/4/21	EUR	22,100	33,164
3.25% 7/4/42	EUR	15,450	24,357
Ghana Republic:
8.5% 10/4/17 (g)		2,635	3,076
14.25% 7/29/13	GHS	3,020	1,559
14.99% 3/11/13	GHS	8,515	4,451
15.65% 6/3/13	GHS	1,255	656
Guatemalan Republic 5.75% 6/6/22 (g)		2,765	3,076
Hungarian Republic:
4.75% 2/3/15		14,765	14,781
7.625% 3/29/41		7,787	8,721
Indonesian Republic:
4.875% 5/5/21 (g)		6,560	7,511
5.25% 1/17/42 (g)		6,555	7,465
5.875% 3/13/20 (g)		5,845	7,043
6.625% 2/17/37 (g)		4,415	5,850
6.875% 1/17/18 (g)		3,940	4,827
7.75% 1/17/38 (g)		6,750	10,058
8.5% 10/12/35 (Reg. S)		6,510	10,311
11.625% 3/4/19 (g)		7,145	10,914
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		11,330	10,254
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,145	35,813
5.5% 12/4/23		7,400	9,777
Italian Republic:
4% 2/1/17	EUR	20,500	26,679
4.25% 8/1/14	EUR	51,200	67,946
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Italian Republic: - continued
4.25% 2/1/15	EUR	13,200	$ 17,573
4.25% 3/1/20	EUR	31,950	40,254
4.5% 7/15/15	EUR	16,725	22,354
5% 3/1/22	EUR	57,300	73,947
5% 9/1/40	EUR	20,950	24,125
Japan Government:
0.2% 1/15/13	JPY	1,260,000	16,150
0.2% 2/15/13	JPY	3,784,700	48,511
1.1% 6/20/20	JPY	8,025,000	107,416
1.9% 9/20/30	JPY	2,850,000	38,469
2% 9/20/40	JPY	1,375,000	18,160
Jordanian Kingdom 3.875% 11/12/15		2,025	1,979
Latvian Republic:
5.25% 2/22/17 (g)		4,865	5,364
5.25% 6/16/21 (g)		2,210	2,492
Lebanese Republic:
4% 12/31/17		9,961	9,761
4.75% 11/2/16		1,475	1,460
5.15% 11/12/18		1,325	1,328
Lithuanian Republic:
6.125% 3/9/21 (g)		4,655	5,551
6.625% 2/1/22 (g)		3,705	4,594
7.375% 2/11/20 (g)		5,080	6,458
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
5.625% 11/18/50		2,960	3,833
7.35% 7/21/25		1,515	2,213
8.75% 11/21/33		6,690	11,624
Philippine Republic:
7.5% 9/25/24		990	1,408
7.75% 1/14/31		5,155	7,887
9.5% 2/2/30		6,435	11,125
9.875% 1/15/19		2,375	3,438
10.625% 3/16/25		5,055	8,859
Polish Government:
3% 3/17/23		2,465	2,422
6.375% 7/15/19		5,975	7,379
Provincia de Cordoba 12.375% 8/17/17 (g)		6,510	5,403
Republic of Iceland 5.875% 5/11/22 (g)		6,025	6,567
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,630	11,556
Republic of Namibia 5.5% 11/3/21 (g)		3,175	3,540
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Nigeria:
0% 3/7/13	NGN	233,000	$ 1,396
6.75% 1/28/21 (g)		2,390	2,713
Republic of Senegal 8.75% 5/13/21 (g)		995	1,204
Republic of Serbia 6.75% 11/1/24 (g)		20,033	19,633
Republic of Zambia 5.375% 9/20/22 (g)		1,575	1,581
Romanian Republic 6.75% 2/7/22 (g)		6,218	6,980
Russian Federation:
3.25% 4/4/17 (g)		3,600	3,789
4.5% 4/4/22 (g)		3,400	3,791
5.625% 4/4/42 (g)		7,600	9,130
7.5% 3/31/30 (Reg. S)		38,951	49,176
11% 7/24/18 (Reg. S)		2,295	3,345
12.75% 6/24/28 (Reg. S)		12,925	25,155
Slovakia Republic 4.375% 5/21/22 (g)		7,275	7,666
State of Qatar 5.75% 1/20/42 (g)		3,135	3,966
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		1,305	1,401
Turkish Republic:
0% 5/15/13	TRY	2,860	1,525
5.125% 3/25/22		3,345	3,713
5.625% 3/30/21		3,975	4,532
6% 1/14/41		5,180	6,022
6.25% 9/26/22		4,070	4,894
6.75% 4/3/18		6,175	7,333
6.75% 5/30/40		5,130	6,541
6.875% 3/17/36		10,350	13,158
7% 9/26/16		5,770	6,708
7% 3/11/19		2,485	3,032
7.25% 3/15/15		6,465	7,192
7.25% 3/5/38		6,825	9,094
7.375% 2/5/25		10,095	13,124
7.5% 7/14/17		6,885	8,279
7.5% 11/7/19		5,860	7,391
8% 2/14/34		1,805	2,559
11.875% 1/15/30		4,955	9,365
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		5,900	5,428
Ukraine Government:
6.25% 6/17/16 (g)		3,710	3,557
6.75% 11/14/17 (g)		2,155	2,055
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Government: - continued
7.65% 6/11/13 (g)		$ 11,220	$ 11,304
7.75% 9/23/20 (g)		3,215	3,151
7.95% 2/23/21 (g)		3,040	3,025
9.25% 7/24/17 (g)		4,930	5,182
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,281
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	39,700	67,361
4.25% 12/7/40	GBP	35,170	69,773
5% 3/7/25	GBP	5,800	12,570
6% 12/7/28	GBP	2,350	5,729
United Mexican States:
4.75% 3/8/44		2,428	2,707
5.125% 1/15/20		4,328	5,172
5.75% 10/12/10		4,938	5,938
6.05% 1/11/40		10,516	14,065
6.75% 9/27/34		8,570	12,212
7.5% 4/8/33		2,420	3,678
8.3% 8/15/31		2,325	3,749
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		5,365	8,383
8% 11/18/22		862	1,253
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		83,803	2,493
6% 12/9/20		4,270	3,224
7% 3/31/38		3,720	2,725
7.75% 10/13/19 (Reg. S)		6,150	5,335
8.5% 10/8/14		5,040	5,065
9% 5/7/23 (Reg. S)		16,195	14,268
9.25% 9/15/27		10,640	9,576
9.25% 5/7/28 (Reg. S)		6,180	5,438
9.375% 1/13/34		5,365	4,761
10.75% 9/19/13		4,835	4,956
11.75% 10/21/26 (Reg. S)		9,500	9,571
11.95% 8/5/31 (Reg. S)		15,305	15,611
12.75% 8/23/22		19,370	20,629
13.625% 8/15/18		4,450	4,784
Vietnamese Socialist Republic:
1.5032% 3/12/16 (k)		3,342	3,041
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic: - continued
4% 3/12/28 (e)		$ 13,149	$ 10,651
6.875% 1/15/16 (g)		7,065	7,701
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,059,187)			2,269,135
Common Stocks - 0.3%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	172,410	2,901
Automobiles - 0.0%
General Motors Co. (a)	5,762	131
General Motors Co.:
warrants 7/10/16 (a)	115,383	1,590
warrants 7/10/19 (a)	115,383	953
Motors Liquidation Co. GUC Trust (a)	31,864	535
		3,209
Hotels, Restaurants & Leisure - 0.1%
Station Holdco LLC (a)(q)(r)	4,160,035	6,406
Station Holdco LLC warrants 6/15/18 (a)(q)(r)	165,967	8
		6,414
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc.:
warrants 3/9/17 (a)(r)	532,267	0
warrants 6/22/19 (a)(r)	27,059	203
RDA Holding Co. warrants 2/19/14 (a)(r)	8,635	0
		307
TOTAL CONSUMER DISCRETIONARY		12,831
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	188,460	857
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	$ 6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	168
Building Products - 0.1%
Nortek, Inc. (a)	222,792	12,193
Nortek, Inc. warrants 12/7/14 (a)	6,267	31
		12,224
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	437
Class B (a)	1,821	146
		583
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (a)(g)	361,938	5,639
TOTAL INDUSTRIALS		18,620
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	527
Spansion, Inc. Class A	6,563	78
		605
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	417	22
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	265
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	34,504	1,617
TOTAL MATERIALS		1,904
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	$ 181
TOTAL COMMON STOCKS (Cost $55,869)		34,998
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,719
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	75,817	541
TOTAL CONVERTIBLE PREFERRED STOCKS		4,260
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Wells Fargo & Co. 5.20% (a)	412,337	10,391
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (g)	28,088	26,122
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375% (a)	330,000	8,257
TOTAL FINANCIALS		44,770
TOTAL PREFERRED STOCKS (Cost $40,265)		49,030
Floating Rate Loans - 4.9%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/26/19 (k)	$ 1,040	$ 1,043
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,960	1,999
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4665% 1/28/18 (k)	3,135	2,853
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	382	325
NP Opco, LLC Tranche B, term loan 5.5% 9/18/19 (k)	1,690	1,694
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	785	781
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (k)	1,020	1,030
		9,725
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	1,330	1,350
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)	3,353	3,362
Clear Channel Capital I LLC Tranche B, term loan 3.8655% 1/29/16 (k)	8,050	6,581
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)	765	770
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	5,994	5,695
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)	1,615	1,617
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)	10,968	11,050
		29,075
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	10,330	10,459
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (k)	5,554	5,554
		16,013
TOTAL CONSUMER DISCRETIONARY		56,163
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)	$ 1,035	$ 1,039
Tranche 2LN, term loan 9.75% 3/26/20 (k)	465	472
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,080	2,101
Tranche B 1LN, term loan 6.2733% 2/21/18 (k)	349	352
U.S. Foodservice term loan 5.75% 3/31/17 (k)	7,328	7,218
		11,182
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (k)	2,003	2,008
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	4,266	4,271
		6,279
TOTAL CONSUMER STAPLES		17,461
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	2,823	2,841
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)	4,230	4,235
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	5,183	5,287
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	9,675	9,651
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,714
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	1,085	1,090
		24,818
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	14,755	14,922
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	3,439	3,439
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 9/20/19	6,515	6,523
		24,884
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	$ 15,775	$ 15,875
Tranche 2nd LN, term loan 9% 5/24/19 (k)	3,348	3,466
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)	4,135	4,151
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/20/16 (k)	1,040	1,039
Tranche B 2LN, term loan 5% 9/20/18 (k)	625	623
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	8,620	9,159
		34,313
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (k)	303	288
Credit-Linked Deposit 4.4958% 10/10/16 (k)	613	607
term loan 4.478% 10/10/16 (k)	8,819	8,731
		9,626
TOTAL FINANCIALS		68,823
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (k)	6,051	6,006
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	10,551	10,590
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	28,099	28,310
		44,906
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	10,992	11,019
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 9/16/19	3,745	3,745
TOTAL HEALTH CARE		59,670
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,503	1,501
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (k)	$ 7,613	$ 7,195
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	9,748	9,651
US Airways Group, Inc. term loan 2.7155% 3/23/14 (k)	9,127	8,921
		25,767
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	1,805	1,857
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 9/11/19 (k)	2,175	2,186
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	960	971
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	4,266	4,287
		7,444
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	13,831	13,277
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	968	973
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	7,914	7,934
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)	4,170	4,196
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	568	566
Tranche D, term loan 2.8% 5/13/14 (k)(s)	1,000	997
		1,563
TOTAL INDUSTRIALS		64,512
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)	$ 11,089	$ 11,131
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	2,253	2,256
Flextronics International Ltd.:
Tranche B A1, term loan 2.4655% 10/1/14 (k)	1,000	996
Tranche B A2, term loan 2.4655% 10/1/14 (k)	87	87
Tranche B A3, term loan 2.4655% 10/1/14 (k)	102	101
Tranche B-A, term loan 2.4655% 10/1/14 (k)	3,479	3,466
		6,906
IT Services - 0.0%
First Data Corp. Tranche 1LN, term loan 5.2155% 9/24/18 (k)	5,215	5,111
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (k)	5,181	5,246
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	6,079	6,193
Tranche A6, term loan 5.25% 3/19/19 (k)	13,258	13,457
		24,896
Software - 0.2%
Kronos, Inc.:
Tranche B 1LN, term loan 5.1123% 6/11/17 (k)	7,128	7,128
Tranche B 2LN, term loan 9.3623% 6/11/18 (k)	1,495	1,529
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 9/24/18 (k)	7,100	7,136
		15,793
TOTAL INFORMATION TECHNOLOGY		63,837
MATERIALS - 0.1%
Chemicals - 0.0%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (k)	2,554	2,576
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (k)	801	811
		3,387
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	$ 6,464	$ 6,464
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	1,378	1,388
		7,852
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	1,232	1,223
TOTAL MATERIALS		12,462
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. term loan 4.75% 8/1/19 (k)	12,435	12,435
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)	4,317	4,328
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.875% 3/31/17 (k)	2,905	2,803
Intelsat Jackson Holdings SA:
term loan 3.2208% 2/1/14 (k)	5,950	5,920
Tranche B, term loan 5.25% 4/2/18 (k)	14,420	14,456
		27,507
TOTAL TELECOMMUNICATION SERVICES		39,942
UTILITIES - 0.9%
Electric Utilities - 0.7%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)	2,735	2,756
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7566% 10/10/14 (k)	7,605	5,656
4.7566% 10/10/17 (k)	86,872	59,399
		67,811
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (k)	2,320	2,337
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	6,773	6,807
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	$ 4,992	$ 5,030
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	7,841	7,880
		19,717
TOTAL UTILITIES		89,865
TOTAL FLOATING RATE LOANS (Cost $497,473)		497,553
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	4,645	4,413
Goldman Sachs 1.25% 12/14/19 (k)	4,914	4,668
1.25% 12/14/19 (i)(k)	1,053	1,001
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,334)		10,082
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $33,758)	496,281	51,866
Preferred Securities - 0.2%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 4,615	5,030
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (h)(k)	1,675	1,934
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (h)(k)	$ 2,600	$ 2,844
8.125% (h)(k)	1,840	2,062
		4,906
TOTAL FINANCIALS		6,840
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (h)	250	267
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (h)	6,925	6,962
TOTAL PREFERRED SECURITIES (Cost $16,940)		19,099
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.17% (b) (Cost $476,688)	476,688,035	476,688
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,666,225)		10,214,351
NET OTHER ASSETS (LIABILITIES) (t) - 0.2%		23,103
NET ASSETS - 100%		$ 10,237,454
TBA Sale Commitments
	Principal Amount (000s) (d)	Value (000s)
Fannie Mae
4.5% 10/1/42	$ (900)	$ (974)
Freddie Mac
4% 10/1/42	(14,800)	(15,909)
4.5% 10/1/42	(5,600)	(6,025)
TOTAL FREDDIE MAC		(21,934)
TOTAL TBA SALE COMMITMENTS (Proceeds $22,917)		$ (22,908)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
518 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 69,145	$ 428
500 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	110,266	38
24 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	3,965	(30)
68 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	10,158	85
TOTAL TREASURY CONTRACTS		$ 193,534	$ 521

The face value of futures purchased as a percentage of net assets is 1.9%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 2,100	$ 58
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,748,815,000 or 17.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,121,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,234,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 52
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787

(s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $800,000 and $798,000, respectively. The coupon rate will be determined at time of settlement.

(t) Includes cash collateral of $32,707,000 received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 542
Fidelity Floating Rate Central Fund	3,605
Total	$ 4,147
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 107,294	$ -	$ 60,517	$ 51,866	3.3%
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,550	$ 6,110	$ 3,719	$ 6,721
Consumer Staples	1,398	-	857	541
Financials	44,770	10,391	34,379	-
Industrials	18,620	12,361	-	6,259
Information Technology	605	605	-	-
Materials	1,904	287	-	1,617
Utilities	181	181	-	-
Corporate Bonds	3,809,602	-	3,809,087	515
U.S. Government and Government Agency Obligations	2,086,638	-	2,086,638	-
U.S. Government Agency - Mortgage Securities	323,930	-	323,930	-
Asset-Backed Securities	2,065	-	2,065	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Collateralized Mortgage Obligations	$ 450,479	$ -	$ 450,479	$ -
Commercial Mortgage Securities	133,186	-	133,186	-
Foreign Government and Government Agency Obligations	2,269,135	-	2,263,735	5,400
Floating Rate Loans	497,553	-	497,553	-
Sovereign Loan Participations	10,082	-	1,001	9,081
Fixed-Income Funds	51,866	51,866	-	-
Preferred Securities	19,099	-	19,099	-
Other	-	-	-	-
Money Market Funds	476,688	476,688	-	-
Total Investments in Securities:	$ 10,214,351	$ 558,489	$ 9,625,728	$ 30,134
Derivative Instruments:
Assets
Futures Contracts	$ 551	$ 551	$ -	$ -
Swap Agreements	58	-	58	-
Total Assets	$ 609	$ 551	$ 58	$ -
Liabilities
Futures Contracts	$ (30)	$ (30)	$ -	$ -
Total Derivative Instruments:	$ 579	$ 521	$ 58	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (22,908)	$ -	$ (22,908)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $9,624,913,000. Net unrealized appreciation aggregated $589,438,000, of which $691,537,000 related to appreciated investment securities and $102,099,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Bond Fund
Class A
Class T
Class C
Institutional Class

September 30, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global Bond Fund

1.939043.100

AGLB-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.8%
		Principal Amount (b)	Value
Australia - 0.4%
BHP Billiton Finance Ltd. 3.25% 9/24/27	EUR	150,000	$ 190,320
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		20,000	19,450
7% 11/1/15 (d)		20,000	19,900
TOTAL AUSTRALIA			229,670
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	21,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,431
TOTAL CANADA			58,031
Cayman Islands - 1.2%
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,980
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	171,261
Transocean, Inc. 6.375% 12/15/21		130,000	155,620
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,678
TOTAL CAYMAN ISLANDS			673,114
Denmark - 1.1%
A.P. Moller - Maersk A/S 3.375% 8/28/19 (Reg. S)	EUR	175,000	228,700
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	194,582
TDC A/S 3.75% 3/2/22	EUR	150,000	208,774
TOTAL DENMARK			632,056
France - 0.3%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	161,696
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	265,557
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	22,400
7.5% 10/15/27		10,000	10,575
TOTAL LIBERIA			32,975
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 20,000	$ 21,175
11.5% 2/4/17 pay-in-kind (j)		20,000	21,200
TOTAL LUXEMBOURG			63,875
Marshall Islands - 0.0%
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		5,000	4,988
Mexico - 0.5%
America Movil SAB de CV 5% 3/30/20		100,000	117,102
Petroleos Mexicanos 6.5% 6/2/41		120,000	149,580
TOTAL MEXICO			266,682
Netherlands - 2.1%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	200,519
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	221,572
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	245,506
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	129,771
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	194,529
5.25% 9/14/27	GBP	100,000	167,560
TOTAL NETHERLANDS			1,159,457
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	221,474
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	65,759
TOTAL NORWAY			287,233
Sweden - 0.7%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	300,000	380,934
United Kingdom - 3.0%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	221,618
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	218,541
BP Capital Markets PLC 4.742% 3/11/21		110,000	128,256
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	201,861
Hammerson PLC 2.75% 9/26/19	EUR	100,000	128,491
HSBC Bank PLC 4% 1/15/21	EUR	150,000	221,242
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	183,151
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,263
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	$ 200,127
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	190,708
TOTAL UNITED KINGDOM			1,699,258
United States of America - 9.2%
Ally Financial, Inc.:
5.5% 2/15/17		30,000	31,275
7.5% 9/15/20		15,000	17,213
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Amkor Technology, Inc. 7.375% 5/1/18		10,000	10,400
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	144,706
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,100
Aon Corp. 5% 9/30/20		100,000	115,238
ARAMARK Corp. 8.5% 2/1/15		10,000	10,225
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(j)		30,000	30,750
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	150,450
AT&T, Inc. 5.55% 8/15/41		150,000	186,957
Avaya, Inc. 9.75% 11/1/15		15,000	13,313
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,850
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,200
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,400
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,400
7% 1/15/19		20,000	21,600
7.25% 10/30/17		20,000	21,850
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,025
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	30,225
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,600
CIT Group, Inc.:
5.375% 5/15/20		20,000	21,650
5.5% 2/15/19 (d)		10,000	10,825
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,300
11.5% 1/15/17 pay-in-kind (j)		5,575	5,937
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,188
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc. 5.25% 8/1/20 (d)		$ 5,000	$ 5,150
Comcast Corp.:
3.125% 7/15/22		20,000	20,754
4.65% 7/15/42		38,000	40,699
6.55% 7/1/39		100,000	130,975
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,508
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,721
CSC Holdings LLC 8.625% 2/15/19		30,000	35,550
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,969
Dana Holding Corp. 6.5% 2/15/19		15,000	16,050
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,613
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,396
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	147,812
DISH DBS Corp. 4.625% 7/15/17 (d)		10,000	10,225
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)(f)		5,000	5,313
9.875% 4/15/18 (d)(f)		5,000	4,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,800
Duke Realty LP 6.5% 1/15/18		130,000	150,988
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,200
Energy Transfer Equity LP 7.5% 10/15/20		20,000	22,700
ERP Operating LP 4.625% 12/15/21		120,000	138,318
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,350
Fifth Third Bancorp 8.25% 3/1/38		100,000	144,990
First Data Corp.:
6.75% 11/1/20 (d)		5,000	4,975
7.375% 6/15/19 (d)		10,000	10,300
8.25% 1/15/21 (d)		10,000	9,975
FirstEnergy Corp. 7.375% 11/15/31		110,000	144,216
Ford Motor Co. 7.45% 7/16/31		10,000	12,438
Fortune Brands, Inc. 5.875% 1/15/36		100,000	119,901
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,300
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,088
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,350
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,350
HealthSouth Corp.:
5.75% 11/1/24		5,000	5,113
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HealthSouth Corp.: - continued
7.25% 10/1/18		$ 15,000	$ 16,313
Hertz Corp. 6.75% 4/15/19		20,000	21,075
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,850
8% 1/15/18		20,000	21,450
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,786
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		20,000	24,150
Jabil Circuit, Inc. 4.7% 9/15/22		5,000	4,975
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,800
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,400
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	128,460
KB Home 7.5% 9/15/22		5,000	5,388
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,659
Liberty Property LP 4.75% 10/1/20		100,000	108,532
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,900
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	21,400
6.75% 10/1/20 (d)		5,000	5,000
7.625% 1/15/17		20,000	21,200
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	10,650
MRC Global, Inc. 9.5% 12/15/16		20,000	21,575
Mylan, Inc. 6% 11/15/18 (d)		20,000	21,200
NBCUniversal Media LLC 4.375% 4/1/21		100,000	113,418
Nextel Communications, Inc. 7.375% 8/1/15		10,000	10,038
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)(f)		5,000	4,969
7.75% 10/15/18		15,000	16,800
NiSource Finance Corp. 4.45% 12/1/21		150,000	166,847
NRG Energy, Inc. 6.625% 3/15/23 (d)		5,000	5,113
Oil States International, Inc. 6.5% 6/1/19		15,000	15,938
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,650
P.H. Glatfelter Co. 5.375% 10/15/20 (d)(f)		5,000	5,063
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,225
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,900
Prudential Financial, Inc. 4.5% 11/16/21		100,000	110,342
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,938
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Regions Financial Corp. 7.75% 11/10/14		$ 120,000	$ 133,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,006
9.875% 8/15/19		10,000	10,638
Rite Aid Corp.:
9.25% 3/15/20		20,000	20,400
9.5% 6/15/17		20,000	20,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,063
Ryland Group, Inc. 5.375% 10/1/22		5,000	5,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,800
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,150
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,088
Sealed Air Corp. 8.125% 9/15/19 (d)		10,000	11,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Simon Property Group LP 4.125% 12/1/21		100,000	110,935
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		5,000	5,025
Sprint Nextel Corp.:
6% 12/1/16		20,000	20,600
7% 3/1/20 (d)		20,000	22,350
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,075
8.375% 1/15/21		20,000	22,700
10.75% 9/15/16		20,000	24,450
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		5,000	5,100
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,200
7.625% 3/15/20		30,000	32,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,425
Tesoro Corp.:
4.25% 10/1/17		5,000	5,150
5.375% 10/1/22		5,000	5,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,100
The AES Corp.:
7.375% 7/1/21		20,000	22,800
7.75% 10/15/15		20,000	22,600
8% 10/15/17		20,000	23,000
The Dow Chemical Co. 4.125% 11/15/21		130,000	141,481
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Time Warner Cable, Inc. 4.125% 2/15/21		$ 150,000	$ 165,861
United Technologies Corp.:
3.1% 6/1/22		100,000	106,589
4.5% 6/1/42		100,000	112,232
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,450
8.5% 5/15/21 (d)		30,000	30,450
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)(f)		5,000	5,100
6.5% 7/15/16 (d)		5,000	5,244
6.875% 12/1/18 (d)		10,000	10,525
Verizon Communications, Inc. 3.5% 11/1/21		130,000	143,453
VPI Escrow Corp. 6.375% 10/15/20 (d)(f)		5,000	5,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22 (d)		10,000	10,200
TOTAL UNITED STATES OF AMERICA			5,152,111
TOTAL NONCONVERTIBLE BONDS (Cost $10,540,087)			11,067,637
Commercial Mortgage Securities - 2.9%

United States of America - 2.9%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	530,947
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	259,399
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	565,953
Series 2007-C32 Class A3, 5.9307% 6/15/49 (j)		225,000	259,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,538,618)			1,615,362
U.S. Government and Government Agency Obligations - 11.0%

U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		530,072	573,201
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 400,000	$ 393,938
3.5% 2/15/39		770,000	885,139
U.S. Treasury Notes:
1.5% 7/31/16 (g)		1,950,000	2,028,608
1.75% 5/15/22		1,046,000	1,061,118
2% 2/15/22		716,000	744,976
2.375% 2/28/15		420,000	441,164
TOTAL U.S. TREASURY OBLIGATIONS			5,554,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,071,133)			6,128,144
Foreign Government and Government Agency Obligations - 42.1%

Australia - 8.6%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,968,145
5.75% 7/15/22	AUD	635,000	816,875
TOTAL AUSTRALIA			4,785,020
Canada - 9.5%
Canadian Government:
1% 2/1/15	CAD	310,000	314,645
1.5% 3/1/17	CAD	330,000	338,973
2.75% 6/1/22	CAD	1,230,000	1,364,248
4% 6/1/41	CAD	110,000	151,045
5.75% 6/1/33	CAD	100,000	159,926
Canadian Government Treasury Bills 1.0259% 12/6/12	CAD	2,900,000	2,944,425
TOTAL CANADA			5,273,262
France - 0.4%
French Government OAT:
4.5% 4/25/41	EUR	50,000	80,142
5.5% 4/25/29	EUR	80,000	138,292
TOTAL FRANCE			218,434
Germany - 2.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	405,072	551,808
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.75% 7/4/22	EUR	260,000	$ 344,544
2.5% 7/4/44	EUR	75,000	101,851
3.5% 7/4/19	EUR	100,000	150,749
4.75% 7/4/34	EUR	50,000	92,601
TOTAL GERMANY			1,241,553
Japan - 4.6%
Japan Government:
0.8% 6/20/22	JPY	4,700,000	60,481
0.8% 9/20/22	JPY	9,350,000	120,228
0.9% 3/20/22	JPY	113,350,000	1,476,996
1.7% 3/20/32	JPY	45,700,000	591,985
2% 3/20/42	JPY	22,000,000	289,246
TOTAL JAPAN			2,538,936
Korea (South) - 2.5%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	1,114,448
4.25% 6/10/21	KRW	292,000,000	286,854
TOTAL KOREA (SOUTH)			1,401,302
Malaysia - 1.4%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	522,886
3.418% 8/15/22	MYR	800,000	258,858
TOTAL MALAYSIA			781,744
Mexico - 4.3%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	947,215
6.5% 6/9/22	MXN	1,650,000	139,406
7.5% 6/3/27	MXN	2,700,000	242,376
7.75% 12/14/17	MXN	12,500,000	1,092,862
TOTAL MEXICO			2,421,859
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Netherlands - 2.6%
Dutch Government:
2.25% 7/15/22	EUR	220,000	$ 296,246
4.5% 7/15/17	EUR	750,000	1,135,149
TOTAL NETHERLANDS			1,431,395
South Africa - 1.3%
South African Republic:
6.75% 3/31/21	ZAR	3,200,000	388,937
7.75% 2/28/23	ZAR	2,250,000	285,177
10.5% 12/21/26	ZAR	500,000	76,198
TOTAL SOUTH AFRICA			750,312
Sweden - 3.1%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,720,710
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	593,863
4% 3/7/22	GBP	60,000	117,927
4.5% 12/7/42	GBP	100,000	207,166
TOTAL UNITED KINGDOM			918,956
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,430,910)			23,483,483
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $126,012)		100,000	131,806
Preferred Securities - 0.4%

United Kingdom - 0.4%
Scottish & Southern Energy PLC 5.625% (e)(j) (Cost $191,375)	150,000	196,519
Fixed-Income Funds - 13.6%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $7,497,380)	68,719	$ 7,565,275
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $5,299,716)	5,299,716	5,299,716
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5 year Series 17 Index expiring June 2017, exercise rate 1.5% (Cost $10,410)	11/21/12	EUR	2,200,000	10,463
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $53,705,641)	55,498,405
NET OTHER ASSETS (LIABILITIES) - 0.5%	305,906
NET ASSETS - 100%	$ 55,804,311
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
5 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 667,422	$ 707
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2012	646,072	189
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
5 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2012	$ 910,908	$ (4,464)
1 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2012	194,777	596
TOTAL BOND INDEX CONTRACTS		1,751,757	(3,679)
Treasury Contracts
5 CBOT 5-Year U.S. Treasury Note Contracts	Dec. 2012	623,164	(3,804)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	495,656	2,048
TOTAL TREASURY CONTRACTS		1,118,820	(1,756)
TOTAL SOLD		2,870,577	(5,435)
		$ 3,537,999	$ (4,728)

The face value of futures purchased as a percentage of net assets is 1.2%

The face value of futures sold as a percentage of net assets is 5.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/12	CAD	Deutsche Bank AG	Buy	981,808	$ 1,000,045	$ (1,360)
10/1/12	EUR	Deutsche Bank AG	Sell	550,000	707,905	1,128
10/1/12	ZAR	Deutsche Bank AG	Sell	192,902	23,400	223
10/2/12	ZAR	Deutsche Bank AG	Sell	2,535,525	306,042	1,401
11/29/12	AUD	Barclays Bank PLC, London	Buy	800,000	840,420	(15,110)
11/29/12	AUD	Barclays Bank PLC, London	Sell	800,000	820,006	(5,303)
11/29/12	AUD	JPMorgan Chase Bank	Buy	18,250	19,097	(270)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	AUD	JPMorgan Chase Bank	Buy	494,879	$ 517,848	$ (7,312)
11/29/12	AUD	JPMorgan Chase Bank	Sell	629,124	658,323	9,295
11/29/12	AUD	JPMorgan Chase Bank	Sell	3,523,101	3,686,615	52,054
11/29/12	CAD	Citibank NA	Buy	51,000	51,189	614
11/29/12	CAD	Citibank NA	Buy	143,540	144,071	1,728
11/29/12	CAD	Citibank NA	Sell	164,352	164,960	(1,978)
11/29/12	CAD	Citibank NA	Sell	2,816,809	2,827,242	(33,909)
11/29/12	CAD	Deutsche Bank AG	Sell	949,000	965,367	1,428
11/29/12	CHF	Citibank NA	Buy	51,000	52,365	1,924
11/29/12	CHF	Citibank NA	Buy	452,000	464,098	17,051
11/29/12	CZK	Citibank NA	Sell	14,000,000	721,696	6,039
11/29/12	DKK	Citibank NA	Buy	220,000	36,462	1,506
11/29/12	DKK	Citibank NA	Buy	1,434,000	237,667	9,817
11/29/12	EUR	Barclays Bank PLC, London	Buy	22,000	27,080	1,210
11/29/12	EUR	Barclays Bank PLC, London	Buy	26,000	33,439	(6)
11/29/12	EUR	Barclays Bank PLC, London	Buy	47,000	57,852	2,585
11/29/12	EUR	Barclays Bank PLC, London	Buy	74,000	91,087	4,069
11/29/12	EUR	Barclays Bank PLC, London	Buy	86,000	105,858	4,729
11/29/12	EUR	Barclays Bank PLC, London	Buy	124,000	152,632	6,819
11/29/12	EUR	Barclays Bank PLC, London	Buy	161,000	198,175	8,854
11/29/12	EUR	Barclays Bank PLC, London	Buy	220,000	270,326	12,571
11/29/12	EUR	Barclays Bank PLC, London	Buy	260,000	320,035	14,298
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Buy	276,000	$ 339,729	$ 15,178
11/29/12	EUR	Barclays Bank PLC, London	Buy	430,000	529,288	23,646
11/29/12	EUR	Barclays Bank PLC, London	Buy	518,000	637,607	28,485
11/29/12	EUR	Barclays Bank PLC, London	Buy	578,000	711,461	31,785
11/29/12	EUR	Barclays Bank PLC, London	Buy	950,000	1,169,357	52,241
11/29/12	EUR	Barclays Bank PLC, London	Buy	2,357,000	2,966,120	64,730
11/29/12	EUR	Barclays Bank PLC, London	Buy	7,050,000	8,677,859	387,687
11/29/12	EUR	Barclays Bank PLC, London	Sell	50,000	61,545	(2,750)
11/29/12	EUR	Barclays Bank PLC, London	Sell	64,000	78,778	(3,519)
11/29/12	EUR	Barclays Bank PLC, London	Sell	65,000	80,009	(3,574)
11/29/12	EUR	Barclays Bank PLC, London	Sell	191,000	240,579	(5,026)
11/29/12	EUR	Barclays Bank PLC, London	Sell	195,000	240,026	(10,723)
11/29/12	EUR	Barclays Bank PLC, London	Sell	250,000	307,726	(13,748)
11/29/12	EUR	Barclays Bank PLC, London	Sell	390,000	480,052	(21,446)
11/29/12	EUR	Barclays Bank PLC, London	Sell	455,000	560,060	(25,021)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	615,451	(27,496)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	$ 615,451	$ (27,496)
11/29/12	EUR	Barclays Bank PLC, London	Sell	600,000	767,654	(3,882)
11/29/12	EUR	Barclays Bank PLC, London	Sell	720,000	886,249	(39,594)
11/29/12	EUR	Barclays Bank PLC, London	Sell	850,000	1,046,267	(46,742)
11/29/12	EUR	Barclays Bank PLC, London	Sell	918,000	1,129,968	(50,482)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,050,000	1,292,447	(57,741)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,160,000	1,427,846	(63,790)
11/29/12	EUR	Citibank NA	Sell	300,000	387,169	1,401
11/29/12	EUR	Citibank NA	Sell	353,000	463,667	9,747
11/29/12	EUR	Credit Suisse Intl	Buy	39,000	49,084	1,066
11/29/12	EUR	Credit Suisse Intl	Buy	107,000	134,391	3,200
11/29/12	EUR	Credit Suisse Intl	Buy	435,000	546,500	12,864
11/29/12	EUR	Credit Suisse Intl	Buy	1,050,000	1,320,295	29,892
11/29/12	EUR	Credit Suisse Intl	Sell	112,000	145,615	1,595
11/29/12	EUR	Deutsche Bank AG	Buy	550,000	708,335	(1,093)
11/29/12	EUR	Deutsche Bank AG	Sell	24,000	29,977	(885)
11/29/12	EUR	Deutsche Bank AG	Sell	138,000	177,418	(35)
11/29/12	EUR	Deutsche Bank AG	Sell	186,000	232,854	(6,322)
11/29/12	EUR	Deutsche Bank AG	Sell	510,000	626,785	(29,021)
11/29/12	EUR	JPMorgan Chase Bank	Buy	47,000	60,313	124
11/29/12	EUR	JPMorgan Chase Bank	Buy	73,000	93,246	624
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	GBP	Citibank NA	Buy	136,000	$ 221,146	$ (1,575)
11/29/12	GBP	Citibank NA	Sell	45,000	70,241	(2,412)
11/29/12	GBP	Citibank NA	Sell	100,000	160,854	(596)
11/29/12	GBP	Citibank NA	Sell	400,000	624,360	(21,437)
11/29/12	GBP	Credit Suisse Intl	Buy	300,000	470,423	13,925
11/29/12	JPY	Barclays Bank PLC, London	Sell	85,000,000	1,086,718	(3,047)
11/29/12	JPY	Citibank NA	Buy	700,000	8,902	73
11/29/12	JPY	Citibank NA	Buy	1,000,000	12,717	104
11/29/12	JPY	Citibank NA	Buy	2,050,000	26,069	213
11/29/12	JPY	Citibank NA	Buy	4,350,000	55,318	452
11/29/12	JPY	Citibank NA	Buy	4,677,755	59,486	486
11/29/12	JPY	Citibank NA	Buy	5,718,458	72,720	595
11/29/12	JPY	Citibank NA	Buy	5,950,000	75,665	619
11/29/12	JPY	Citibank NA	Buy	6,650,000	84,567	691
11/29/12	JPY	Citibank NA	Buy	12,000,000	152,601	1,248
11/29/12	JPY	Citibank NA	Buy	43,600,000	557,288	1,697
11/29/12	JPY	Citibank NA	Buy	100,810,000	1,281,980	10,481
11/29/12	JPY	Citibank NA	Buy	259,850,970	3,304,470	27,017
11/29/12	JPY	Citibank NA	Sell	9,100,000	115,723	(946)
11/29/12	JPY	Citibank NA	Sell	15,500,000	197,110	(1,612)
11/29/12	JPY	Credit Suisse Intl	Sell	4,710,573	60,133	(260)
11/29/12	JPY	Deutsche Bank AG	Buy	4,800,000	61,639	(100)
11/29/12	JPY	Deutsche Bank AG	Buy	75,637,869	962,712	7,023
11/29/12	JPY	Deutsche Bank AG	Sell	148,881,000	1,881,378	(27,389)
11/29/12	JPY	JPMorgan Chase Bank	Buy	2,950,000	37,544	278
11/29/12	JPY	JPMorgan Chase Bank	Buy	4,050,000	51,481	443
11/29/12	JPY	JPMorgan Chase Bank	Buy	10,050,000	128,486	362
11/29/12	MXN	Citibank NA	Buy	7,430,000	575,194	(1,602)
11/29/12	MXN	Citibank NA	Sell	3,171,116	238,376	(6,432)
11/29/12	MXN	JPMorgan Chase Bank	Buy	857,801	64,718	1,504
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	MXN	JPMorgan Chase Bank	Buy	3,578,000	$ 269,946	$ 6,273
11/29/12	MXN	JPMorgan Chase Bank	Sell	820,000	61,866	(1,438)
11/29/12	MXN	JPMorgan Chase Bank	Sell	1,846,034	139,276	(3,237)
11/29/12	MXN	JPMorgan Chase Bank	Sell	17,910,090	1,351,246	(31,401)
11/29/12	NOK	JPMorgan Chase Bank	Buy	612,000	102,886	3,685
11/29/12	NZD	Citibank NA	Buy	113,000	91,047	2,215
11/29/12	PLN	Barclays Bank PLC, London	Sell	842,646	250,000	(11,044)
11/29/12	PLN	Deutsche Bank AG	Buy	840,000	254,777	5,447
11/29/12	PLN	JPMorgan Chase Bank	Buy	890,000	266,136	9,578
11/29/12	SEK	Barclays Bank PLC, London	Buy	4,000,000	609,737	(1,949)
11/29/12	SEK	Deutsche Bank AG	Buy	375,000	55,607	1,373
11/29/12	SEK	Deutsche Bank AG	Sell	367,000	55,732	(33)
11/29/12	SEK	JPMorgan Chase Bank	Sell	8,739,692	1,296,901	(31,070)
11/29/12	SGD	JPMorgan Chase Bank	Buy	189,000	151,793	2,211
11/29/12	ZAR	Citibank NA	Sell	2,375,014	280,046	(2,810)
11/29/12	ZAR	Deutsche Bank AG	Buy	20,000	2,407	(25)
11/29/12	ZAR	Deutsche Bank AG	Buy	2,535,525	303,615	(1,643)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	103,000	12,551	(284)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	2,593,926	316,089	(7,162)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	ZAR	JPMorgan Chase Bank	Sell	48,482	$ 5,908	$ 134
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,185,571	388,186	8,795
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,514,009	428,208	9,702
11/30/12	CLP	Barclays Bank PLC, London	Buy	19,222,000	39,503	623
11/30/12	KRW	Deutsche Bank AG	Sell	467,100,000	411,723	(7,686)
11/30/12	MYR	Deutsche Bank AG	Sell	155,000	49,672	(1,040)
						$ 266,991

Swap Agreements
	Expiration Date		Notional Amount (b)(i)	Value
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of WPP Group PLC, par value of the notional amount of WPP Group PLC, 6% 4/04/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $143)	Dec. 2017	EUR	110,000	$ 315
Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the notional amount (Upfront Premium Received/(Paid) $(48,262))	June 2017		990,000	(6,101)
Swap Agreements - continued
	Expiration Date		Notional Amount (b)(i)	Value
Receive from JPMorgan Chase, Inc. upon credit event of Societe Generale, par value of the notional amount of Societe Generale, 5.25% 3/28/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(37,131))	Dec. 2017	EUR	425,000	$ 35,525
Receive quarterly notional amount multiplied by 1% and pay JPMorgan Chase, Inc. upon credit event of Casino Guichard Perrachon SA, par value of the notional amount of Casino Guichard Perrachon SA, 4.875% 4/10/14 (S&P Rating-BBB-) (Upfront Premium Received/(Paid) $3,370) (h)	Dec. 2017	EUR	110,000	(4,200)
				$ 25,539
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $720,342 or 1.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $76,983.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,537
Fidelity Mortgage Backed Securities Central Fund	65,847
Total	$ 69,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 7,497,380	$ -	$ 7,565,275	0.0%*
* Amount represents less than 0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,067,637	$ -	$ 11,067,637	$ -
Commercial Mortgage Securities	1,615,362	-	1,615,362	-
U.S. Government and Government Agency Obligations	6,128,144	-	6,128,144	-
Foreign Government and Government Agency Obligations	23,483,483	-	23,483,483	-
Municipal Securities	131,806	-	131,806	-
Preferred Securities	196,519	-	196,519	-
Fixed-Income Funds	7,565,275	7,565,275	-	-
Money Market Funds	5,299,716	5,299,716	-	-
Purchased Swaptions	10,463	-	10,463	-
Total Investments in Securities:	$ 55,498,405	$ 12,864,991	$ 42,633,414	$ -
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 940,855	$ -	$ 940,855	$ -
Futures Contracts	3,540	3,540	-	-
Swap Agreements	35,840	-	35,840	-
Total Assets	$ 980,235	$ 3,540	$ 976,695	$ -
Liabilities
Forward Foreign Currency Contracts	$ (673,864)	$ -	$ (673,864)	$ -
Futures Contracts	(8,268)	(8,268)	-	-
Swap Agreements	(10,301)	-	(10,301)	-
Total Liabilities	$ (692,433)	$ (8,268)	$ (684,165)	$ -
Total Derivative Instruments:	$ 287,802	$ (4,728)	$ 292,530	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $53,704,432. Net unrealized appreciation aggregated $1,793,973, of which $1,808,238 related to appreciated investment securities and $14,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Global Bond Fund

September 30, 2012

1.939065.100

GLB-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.8%
		Principal Amount (b)	Value
Australia - 0.4%
BHP Billiton Finance Ltd. 3.25% 9/24/27	EUR	150,000	$ 190,320
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		20,000	19,450
7% 11/1/15 (d)		20,000	19,900
TOTAL AUSTRALIA			229,670
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	21,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,431
TOTAL CANADA			58,031
Cayman Islands - 1.2%
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,980
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	171,261
Transocean, Inc. 6.375% 12/15/21		130,000	155,620
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,678
TOTAL CAYMAN ISLANDS			673,114
Denmark - 1.1%
A.P. Moller - Maersk A/S 3.375% 8/28/19 (Reg. S)	EUR	175,000	228,700
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	194,582
TDC A/S 3.75% 3/2/22	EUR	150,000	208,774
TOTAL DENMARK			632,056
France - 0.3%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	161,696
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	265,557
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	22,400
7.5% 10/15/27		10,000	10,575
TOTAL LIBERIA			32,975
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 20,000	$ 21,175
11.5% 2/4/17 pay-in-kind (j)		20,000	21,200
TOTAL LUXEMBOURG			63,875
Marshall Islands - 0.0%
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		5,000	4,988
Mexico - 0.5%
America Movil SAB de CV 5% 3/30/20		100,000	117,102
Petroleos Mexicanos 6.5% 6/2/41		120,000	149,580
TOTAL MEXICO			266,682
Netherlands - 2.1%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	200,519
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	221,572
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	245,506
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	129,771
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	194,529
5.25% 9/14/27	GBP	100,000	167,560
TOTAL NETHERLANDS			1,159,457
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	221,474
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	65,759
TOTAL NORWAY			287,233
Sweden - 0.7%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	300,000	380,934
United Kingdom - 3.0%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	221,618
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	218,541
BP Capital Markets PLC 4.742% 3/11/21		110,000	128,256
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	201,861
Hammerson PLC 2.75% 9/26/19	EUR	100,000	128,491
HSBC Bank PLC 4% 1/15/21	EUR	150,000	221,242
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	183,151
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,263
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	$ 200,127
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	190,708
TOTAL UNITED KINGDOM			1,699,258
United States of America - 9.2%
Ally Financial, Inc.:
5.5% 2/15/17		30,000	31,275
7.5% 9/15/20		15,000	17,213
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Amkor Technology, Inc. 7.375% 5/1/18		10,000	10,400
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	144,706
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,100
Aon Corp. 5% 9/30/20		100,000	115,238
ARAMARK Corp. 8.5% 2/1/15		10,000	10,225
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(j)		30,000	30,750
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	150,450
AT&T, Inc. 5.55% 8/15/41		150,000	186,957
Avaya, Inc. 9.75% 11/1/15		15,000	13,313
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,850
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,200
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,400
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,400
7% 1/15/19		20,000	21,600
7.25% 10/30/17		20,000	21,850
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,025
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	30,225
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,600
CIT Group, Inc.:
5.375% 5/15/20		20,000	21,650
5.5% 2/15/19 (d)		10,000	10,825
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,300
11.5% 1/15/17 pay-in-kind (j)		5,575	5,937
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,188
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Clean Harbors, Inc. 5.25% 8/1/20 (d)		$ 5,000	$ 5,150
Comcast Corp.:
3.125% 7/15/22		20,000	20,754
4.65% 7/15/42		38,000	40,699
6.55% 7/1/39		100,000	130,975
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,508
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,721
CSC Holdings LLC 8.625% 2/15/19		30,000	35,550
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,969
Dana Holding Corp. 6.5% 2/15/19		15,000	16,050
Delphi Corp.:
5.875% 5/15/19		15,000	16,088
6.125% 5/15/21		15,000	16,613
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,396
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	147,812
DISH DBS Corp. 4.625% 7/15/17 (d)		10,000	10,225
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)(f)		5,000	5,313
9.875% 4/15/18 (d)(f)		5,000	4,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,800
Duke Realty LP 6.5% 1/15/18		130,000	150,988
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,200
Energy Transfer Equity LP 7.5% 10/15/20		20,000	22,700
ERP Operating LP 4.625% 12/15/21		120,000	138,318
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,350
Fifth Third Bancorp 8.25% 3/1/38		100,000	144,990
First Data Corp.:
6.75% 11/1/20 (d)		5,000	4,975
7.375% 6/15/19 (d)		10,000	10,300
8.25% 1/15/21 (d)		10,000	9,975
FirstEnergy Corp. 7.375% 11/15/31		110,000	144,216
Ford Motor Co. 7.45% 7/16/31		10,000	12,438
Fortune Brands, Inc. 5.875% 1/15/36		100,000	119,901
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,300
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,088
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,350
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,350
HealthSouth Corp.:
5.75% 11/1/24		5,000	5,113
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
HealthSouth Corp.: - continued
7.25% 10/1/18		$ 15,000	$ 16,313
Hertz Corp. 6.75% 4/15/19		20,000	21,075
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	20,850
8% 1/15/18		20,000	21,450
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,786
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		20,000	24,150
Jabil Circuit, Inc. 4.7% 9/15/22		5,000	4,975
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,800
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,400
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	128,460
KB Home 7.5% 9/15/22		5,000	5,388
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,659
Liberty Property LP 4.75% 10/1/20		100,000	108,532
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,900
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	21,400
6.75% 10/1/20 (d)		5,000	5,000
7.625% 1/15/17		20,000	21,200
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	10,650
MRC Global, Inc. 9.5% 12/15/16		20,000	21,575
Mylan, Inc. 6% 11/15/18 (d)		20,000	21,200
NBCUniversal Media LLC 4.375% 4/1/21		100,000	113,418
Nextel Communications, Inc. 7.375% 8/1/15		10,000	10,038
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)(f)		5,000	4,969
7.75% 10/15/18		15,000	16,800
NiSource Finance Corp. 4.45% 12/1/21		150,000	166,847
NRG Energy, Inc. 6.625% 3/15/23 (d)		5,000	5,113
Oil States International, Inc. 6.5% 6/1/19		15,000	15,938
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,650
P.H. Glatfelter Co. 5.375% 10/15/20 (d)(f)		5,000	5,063
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,225
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,900
Prudential Financial, Inc. 4.5% 11/16/21		100,000	110,342
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,938
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Regions Financial Corp. 7.75% 11/10/14		$ 120,000	$ 133,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,006
9.875% 8/15/19		10,000	10,638
Rite Aid Corp.:
9.25% 3/15/20		20,000	20,400
9.5% 6/15/17		20,000	20,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,063
Ryland Group, Inc. 5.375% 10/1/22		5,000	5,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,800
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,150
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,088
Sealed Air Corp. 8.125% 9/15/19 (d)		10,000	11,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Simon Property Group LP 4.125% 12/1/21		100,000	110,935
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		5,000	5,025
Sprint Nextel Corp.:
6% 12/1/16		20,000	20,600
7% 3/1/20 (d)		20,000	22,350
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,075
8.375% 1/15/21		20,000	22,700
10.75% 9/15/16		20,000	24,450
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		5,000	5,100
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,200
7.625% 3/15/20		30,000	32,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,425
Tesoro Corp.:
4.25% 10/1/17		5,000	5,150
5.375% 10/1/22		5,000	5,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,100
The AES Corp.:
7.375% 7/1/21		20,000	22,800
7.75% 10/15/15		20,000	22,600
8% 10/15/17		20,000	23,000
The Dow Chemical Co. 4.125% 11/15/21		130,000	141,481
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Time Warner Cable, Inc. 4.125% 2/15/21		$ 150,000	$ 165,861
United Technologies Corp.:
3.1% 6/1/22		100,000	106,589
4.5% 6/1/42		100,000	112,232
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,450
8.5% 5/15/21 (d)		30,000	30,450
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)(f)		5,000	5,100
6.5% 7/15/16 (d)		5,000	5,244
6.875% 12/1/18 (d)		10,000	10,525
Verizon Communications, Inc. 3.5% 11/1/21		130,000	143,453
VPI Escrow Corp. 6.375% 10/15/20 (d)(f)		5,000	5,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22 (d)		10,000	10,200
TOTAL UNITED STATES OF AMERICA			5,152,111
TOTAL NONCONVERTIBLE BONDS (Cost $10,540,087)			11,067,637
Commercial Mortgage Securities - 2.9%

United States of America - 2.9%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	530,947
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	259,399
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	565,953
Series 2007-C32 Class A3, 5.9307% 6/15/49 (j)		225,000	259,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,538,618)			1,615,362
U.S. Government and Government Agency Obligations - 11.0%

U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		530,072	573,201
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 400,000	$ 393,938
3.5% 2/15/39		770,000	885,139
U.S. Treasury Notes:
1.5% 7/31/16 (g)		1,950,000	2,028,608
1.75% 5/15/22		1,046,000	1,061,118
2% 2/15/22		716,000	744,976
2.375% 2/28/15		420,000	441,164
TOTAL U.S. TREASURY OBLIGATIONS			5,554,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,071,133)			6,128,144
Foreign Government and Government Agency Obligations - 42.1%

Australia - 8.6%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	3,968,145
5.75% 7/15/22	AUD	635,000	816,875
TOTAL AUSTRALIA			4,785,020
Canada - 9.5%
Canadian Government:
1% 2/1/15	CAD	310,000	314,645
1.5% 3/1/17	CAD	330,000	338,973
2.75% 6/1/22	CAD	1,230,000	1,364,248
4% 6/1/41	CAD	110,000	151,045
5.75% 6/1/33	CAD	100,000	159,926
Canadian Government Treasury Bills 1.0259% 12/6/12	CAD	2,900,000	2,944,425
TOTAL CANADA			5,273,262
France - 0.4%
French Government OAT:
4.5% 4/25/41	EUR	50,000	80,142
5.5% 4/25/29	EUR	80,000	138,292
TOTAL FRANCE			218,434
Germany - 2.2%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	405,072	551,808
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.75% 7/4/22	EUR	260,000	$ 344,544
2.5% 7/4/44	EUR	75,000	101,851
3.5% 7/4/19	EUR	100,000	150,749
4.75% 7/4/34	EUR	50,000	92,601
TOTAL GERMANY			1,241,553
Japan - 4.6%
Japan Government:
0.8% 6/20/22	JPY	4,700,000	60,481
0.8% 9/20/22	JPY	9,350,000	120,228
0.9% 3/20/22	JPY	113,350,000	1,476,996
1.7% 3/20/32	JPY	45,700,000	591,985
2% 3/20/42	JPY	22,000,000	289,246
TOTAL JAPAN			2,538,936
Korea (South) - 2.5%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	1,114,448
4.25% 6/10/21	KRW	292,000,000	286,854
TOTAL KOREA (SOUTH)			1,401,302
Malaysia - 1.4%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	522,886
3.418% 8/15/22	MYR	800,000	258,858
TOTAL MALAYSIA			781,744
Mexico - 4.3%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	947,215
6.5% 6/9/22	MXN	1,650,000	139,406
7.5% 6/3/27	MXN	2,700,000	242,376
7.75% 12/14/17	MXN	12,500,000	1,092,862
TOTAL MEXICO			2,421,859
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Netherlands - 2.6%
Dutch Government:
2.25% 7/15/22	EUR	220,000	$ 296,246
4.5% 7/15/17	EUR	750,000	1,135,149
TOTAL NETHERLANDS			1,431,395
South Africa - 1.3%
South African Republic:
6.75% 3/31/21	ZAR	3,200,000	388,937
7.75% 2/28/23	ZAR	2,250,000	285,177
10.5% 12/21/26	ZAR	500,000	76,198
TOTAL SOUTH AFRICA			750,312
Sweden - 3.1%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,720,710
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	593,863
4% 3/7/22	GBP	60,000	117,927
4.5% 12/7/42	GBP	100,000	207,166
TOTAL UNITED KINGDOM			918,956
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,430,910)			23,483,483
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $126,012)		100,000	131,806
Preferred Securities - 0.4%

United Kingdom - 0.4%
Scottish & Southern Energy PLC 5.625% (e)(j) (Cost $191,375)	150,000	196,519
Fixed-Income Funds - 13.6%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (k) (Cost $7,497,380)	68,719	$ 7,565,275
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $5,299,716)	5,299,716	5,299,716
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5 year Series 17 Index expiring June 2017, exercise rate 1.5% (Cost $10,410)	11/21/12	EUR	2,200,000	10,463
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $53,705,641)	55,498,405
NET OTHER ASSETS (LIABILITIES) - 0.5%	305,906
NET ASSETS - 100%	$ 55,804,311
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
5 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 667,422	$ 707
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2012	646,072	189
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
5 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2012	$ 910,908	$ (4,464)
1 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2012	194,777	596
TOTAL BOND INDEX CONTRACTS		1,751,757	(3,679)
Treasury Contracts
5 CBOT 5-Year U.S. Treasury Note Contracts	Dec. 2012	623,164	(3,804)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	495,656	2,048
TOTAL TREASURY CONTRACTS		1,118,820	(1,756)
TOTAL SOLD		2,870,577	(5,435)
		$ 3,537,999	$ (4,728)

The face value of futures purchased as a percentage of net assets is 1.2%

The face value of futures sold as a percentage of net assets is 5.1%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/12	CAD	Deutsche Bank AG	Buy	981,808	$ 1,000,045	$ (1,360)
10/1/12	EUR	Deutsche Bank AG	Sell	550,000	707,905	1,128
10/1/12	ZAR	Deutsche Bank AG	Sell	192,902	23,400	223
10/2/12	ZAR	Deutsche Bank AG	Sell	2,535,525	306,042	1,401
11/29/12	AUD	Barclays Bank PLC, London	Buy	800,000	840,420	(15,110)
11/29/12	AUD	Barclays Bank PLC, London	Sell	800,000	820,006	(5,303)
11/29/12	AUD	JPMorgan Chase Bank	Buy	18,250	19,097	(270)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	AUD	JPMorgan Chase Bank	Buy	494,879	$ 517,848	$ (7,312)
11/29/12	AUD	JPMorgan Chase Bank	Sell	629,124	658,323	9,295
11/29/12	AUD	JPMorgan Chase Bank	Sell	3,523,101	3,686,615	52,054
11/29/12	CAD	Citibank NA	Buy	51,000	51,189	614
11/29/12	CAD	Citibank NA	Buy	143,540	144,071	1,728
11/29/12	CAD	Citibank NA	Sell	164,352	164,960	(1,978)
11/29/12	CAD	Citibank NA	Sell	2,816,809	2,827,242	(33,909)
11/29/12	CAD	Deutsche Bank AG	Sell	949,000	965,367	1,428
11/29/12	CHF	Citibank NA	Buy	51,000	52,365	1,924
11/29/12	CHF	Citibank NA	Buy	452,000	464,098	17,051
11/29/12	CZK	Citibank NA	Sell	14,000,000	721,696	6,039
11/29/12	DKK	Citibank NA	Buy	220,000	36,462	1,506
11/29/12	DKK	Citibank NA	Buy	1,434,000	237,667	9,817
11/29/12	EUR	Barclays Bank PLC, London	Buy	22,000	27,080	1,210
11/29/12	EUR	Barclays Bank PLC, London	Buy	26,000	33,439	(6)
11/29/12	EUR	Barclays Bank PLC, London	Buy	47,000	57,852	2,585
11/29/12	EUR	Barclays Bank PLC, London	Buy	74,000	91,087	4,069
11/29/12	EUR	Barclays Bank PLC, London	Buy	86,000	105,858	4,729
11/29/12	EUR	Barclays Bank PLC, London	Buy	124,000	152,632	6,819
11/29/12	EUR	Barclays Bank PLC, London	Buy	161,000	198,175	8,854
11/29/12	EUR	Barclays Bank PLC, London	Buy	220,000	270,326	12,571
11/29/12	EUR	Barclays Bank PLC, London	Buy	260,000	320,035	14,298
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Buy	276,000	$ 339,729	$ 15,178
11/29/12	EUR	Barclays Bank PLC, London	Buy	430,000	529,288	23,646
11/29/12	EUR	Barclays Bank PLC, London	Buy	518,000	637,607	28,485
11/29/12	EUR	Barclays Bank PLC, London	Buy	578,000	711,461	31,785
11/29/12	EUR	Barclays Bank PLC, London	Buy	950,000	1,169,357	52,241
11/29/12	EUR	Barclays Bank PLC, London	Buy	2,357,000	2,966,120	64,730
11/29/12	EUR	Barclays Bank PLC, London	Buy	7,050,000	8,677,859	387,687
11/29/12	EUR	Barclays Bank PLC, London	Sell	50,000	61,545	(2,750)
11/29/12	EUR	Barclays Bank PLC, London	Sell	64,000	78,778	(3,519)
11/29/12	EUR	Barclays Bank PLC, London	Sell	65,000	80,009	(3,574)
11/29/12	EUR	Barclays Bank PLC, London	Sell	191,000	240,579	(5,026)
11/29/12	EUR	Barclays Bank PLC, London	Sell	195,000	240,026	(10,723)
11/29/12	EUR	Barclays Bank PLC, London	Sell	250,000	307,726	(13,748)
11/29/12	EUR	Barclays Bank PLC, London	Sell	390,000	480,052	(21,446)
11/29/12	EUR	Barclays Bank PLC, London	Sell	455,000	560,060	(25,021)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	615,451	(27,496)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	$ 615,451	$ (27,496)
11/29/12	EUR	Barclays Bank PLC, London	Sell	600,000	767,654	(3,882)
11/29/12	EUR	Barclays Bank PLC, London	Sell	720,000	886,249	(39,594)
11/29/12	EUR	Barclays Bank PLC, London	Sell	850,000	1,046,267	(46,742)
11/29/12	EUR	Barclays Bank PLC, London	Sell	918,000	1,129,968	(50,482)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,050,000	1,292,447	(57,741)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,160,000	1,427,846	(63,790)
11/29/12	EUR	Citibank NA	Sell	300,000	387,169	1,401
11/29/12	EUR	Citibank NA	Sell	353,000	463,667	9,747
11/29/12	EUR	Credit Suisse Intl	Buy	39,000	49,084	1,066
11/29/12	EUR	Credit Suisse Intl	Buy	107,000	134,391	3,200
11/29/12	EUR	Credit Suisse Intl	Buy	435,000	546,500	12,864
11/29/12	EUR	Credit Suisse Intl	Buy	1,050,000	1,320,295	29,892
11/29/12	EUR	Credit Suisse Intl	Sell	112,000	145,615	1,595
11/29/12	EUR	Deutsche Bank AG	Buy	550,000	708,335	(1,093)
11/29/12	EUR	Deutsche Bank AG	Sell	24,000	29,977	(885)
11/29/12	EUR	Deutsche Bank AG	Sell	138,000	177,418	(35)
11/29/12	EUR	Deutsche Bank AG	Sell	186,000	232,854	(6,322)
11/29/12	EUR	Deutsche Bank AG	Sell	510,000	626,785	(29,021)
11/29/12	EUR	JPMorgan Chase Bank	Buy	47,000	60,313	124
11/29/12	EUR	JPMorgan Chase Bank	Buy	73,000	93,246	624
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	GBP	Citibank NA	Buy	136,000	$ 221,146	$ (1,575)
11/29/12	GBP	Citibank NA	Sell	45,000	70,241	(2,412)
11/29/12	GBP	Citibank NA	Sell	100,000	160,854	(596)
11/29/12	GBP	Citibank NA	Sell	400,000	624,360	(21,437)
11/29/12	GBP	Credit Suisse Intl	Buy	300,000	470,423	13,925
11/29/12	JPY	Barclays Bank PLC, London	Sell	85,000,000	1,086,718	(3,047)
11/29/12	JPY	Citibank NA	Buy	700,000	8,902	73
11/29/12	JPY	Citibank NA	Buy	1,000,000	12,717	104
11/29/12	JPY	Citibank NA	Buy	2,050,000	26,069	213
11/29/12	JPY	Citibank NA	Buy	4,350,000	55,318	452
11/29/12	JPY	Citibank NA	Buy	4,677,755	59,486	486
11/29/12	JPY	Citibank NA	Buy	5,718,458	72,720	595
11/29/12	JPY	Citibank NA	Buy	5,950,000	75,665	619
11/29/12	JPY	Citibank NA	Buy	6,650,000	84,567	691
11/29/12	JPY	Citibank NA	Buy	12,000,000	152,601	1,248
11/29/12	JPY	Citibank NA	Buy	43,600,000	557,288	1,697
11/29/12	JPY	Citibank NA	Buy	100,810,000	1,281,980	10,481
11/29/12	JPY	Citibank NA	Buy	259,850,970	3,304,470	27,017
11/29/12	JPY	Citibank NA	Sell	9,100,000	115,723	(946)
11/29/12	JPY	Citibank NA	Sell	15,500,000	197,110	(1,612)
11/29/12	JPY	Credit Suisse Intl	Sell	4,710,573	60,133	(260)
11/29/12	JPY	Deutsche Bank AG	Buy	4,800,000	61,639	(100)
11/29/12	JPY	Deutsche Bank AG	Buy	75,637,869	962,712	7,023
11/29/12	JPY	Deutsche Bank AG	Sell	148,881,000	1,881,378	(27,389)
11/29/12	JPY	JPMorgan Chase Bank	Buy	2,950,000	37,544	278
11/29/12	JPY	JPMorgan Chase Bank	Buy	4,050,000	51,481	443
11/29/12	JPY	JPMorgan Chase Bank	Buy	10,050,000	128,486	362
11/29/12	MXN	Citibank NA	Buy	7,430,000	575,194	(1,602)
11/29/12	MXN	Citibank NA	Sell	3,171,116	238,376	(6,432)
11/29/12	MXN	JPMorgan Chase Bank	Buy	857,801	64,718	1,504
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	MXN	JPMorgan Chase Bank	Buy	3,578,000	$ 269,946	$ 6,273
11/29/12	MXN	JPMorgan Chase Bank	Sell	820,000	61,866	(1,438)
11/29/12	MXN	JPMorgan Chase Bank	Sell	1,846,034	139,276	(3,237)
11/29/12	MXN	JPMorgan Chase Bank	Sell	17,910,090	1,351,246	(31,401)
11/29/12	NOK	JPMorgan Chase Bank	Buy	612,000	102,886	3,685
11/29/12	NZD	Citibank NA	Buy	113,000	91,047	2,215
11/29/12	PLN	Barclays Bank PLC, London	Sell	842,646	250,000	(11,044)
11/29/12	PLN	Deutsche Bank AG	Buy	840,000	254,777	5,447
11/29/12	PLN	JPMorgan Chase Bank	Buy	890,000	266,136	9,578
11/29/12	SEK	Barclays Bank PLC, London	Buy	4,000,000	609,737	(1,949)
11/29/12	SEK	Deutsche Bank AG	Buy	375,000	55,607	1,373
11/29/12	SEK	Deutsche Bank AG	Sell	367,000	55,732	(33)
11/29/12	SEK	JPMorgan Chase Bank	Sell	8,739,692	1,296,901	(31,070)
11/29/12	SGD	JPMorgan Chase Bank	Buy	189,000	151,793	2,211
11/29/12	ZAR	Citibank NA	Sell	2,375,014	280,046	(2,810)
11/29/12	ZAR	Deutsche Bank AG	Buy	20,000	2,407	(25)
11/29/12	ZAR	Deutsche Bank AG	Buy	2,535,525	303,615	(1,643)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	103,000	12,551	(284)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	2,593,926	316,089	(7,162)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	ZAR	JPMorgan Chase Bank	Sell	48,482	$ 5,908	$ 134
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,185,571	388,186	8,795
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,514,009	428,208	9,702
11/30/12	CLP	Barclays Bank PLC, London	Buy	19,222,000	39,503	623
11/30/12	KRW	Deutsche Bank AG	Sell	467,100,000	411,723	(7,686)
11/30/12	MYR	Deutsche Bank AG	Sell	155,000	49,672	(1,040)
						$ 266,991

Swap Agreements
	Expiration Date		Notional Amount (b)(i)	Value
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of WPP Group PLC, par value of the notional amount of WPP Group PLC, 6% 4/04/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $143)	Dec. 2017	EUR	110,000	$ 315
Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the notional amount (Upfront Premium Received/(Paid) $(48,262))	June 2017		990,000	(6,101)
Swap Agreements - continued
	Expiration Date		Notional Amount (b)(i)	Value
Receive from JPMorgan Chase, Inc. upon credit event of Societe Generale, par value of the notional amount of Societe Generale, 5.25% 3/28/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(37,131))	Dec. 2017	EUR	425,000	$ 35,525
Receive quarterly notional amount multiplied by 1% and pay JPMorgan Chase, Inc. upon credit event of Casino Guichard Perrachon SA, par value of the notional amount of Casino Guichard Perrachon SA, 4.875% 4/10/14 (S&P Rating-BBB-) (Upfront Premium Received/(Paid) $3,370) (h)	Dec. 2017	EUR	110,000	(4,200)
				$ 25,539
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $720,342 or 1.3% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $76,983.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,537
Fidelity Mortgage Backed Securities Central Fund	65,847
Total	$ 69,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 7,497,380	$ -	$ 7,565,275	0.0%*
* Amount represents less than 0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,067,637	$ -	$ 11,067,637	$ -
Commercial Mortgage Securities	1,615,362	-	1,615,362	-
U.S. Government and Government Agency Obligations	6,128,144	-	6,128,144	-
Foreign Government and Government Agency Obligations	23,483,483	-	23,483,483	-
Municipal Securities	131,806	-	131,806	-
Preferred Securities	196,519	-	196,519	-
Fixed-Income Funds	7,565,275	7,565,275	-	-
Money Market Funds	5,299,716	5,299,716	-	-
Purchased Swaptions	10,463	-	10,463	-
Total Investments in Securities:	$ 55,498,405	$ 12,864,991	$ 42,633,414	$ -
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 940,855	$ -	$ 940,855	$ -
Futures Contracts	3,540	3,540	-	-
Swap Agreements	35,840	-	35,840	-
Total Assets	$ 980,235	$ 3,540	$ 976,695	$ -
Liabilities
Forward Foreign Currency Contracts	$ (673,864)	$ -	$ (673,864)	$ -
Futures Contracts	(8,268)	(8,268)	-	-
Swap Agreements	(10,301)	-	(10,301)	-
Total Liabilities	$ (692,433)	$ (8,268)	$ (684,165)	$ -
Total Derivative Instruments:	$ 287,802	$ (4,728)	$ 292,530	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $53,704,432. Net unrealized appreciation aggregated $1,793,973, of which $1,808,238 related to appreciated investment securities and $14,265 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Bond Fund
Class A
Class T
Class C
Institutional Class

September 30, 2012

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
International Bond Fund

1.939026.100

AIBZ-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.8%
		Principal Amount (b)	Value
Australia - 0.4%
BHP Billiton Finance Ltd. 3.25% 9/24/27	EUR	150,000	$ 190,320
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		20,000	19,450
7% 11/1/15 (d)		20,000	19,900
TOTAL AUSTRALIA			229,670
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	21,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,431
TOTAL CANADA			58,031
Cayman Islands - 0.9%
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,980
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	171,261
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,678
TOTAL CAYMAN ISLANDS			517,494
Denmark - 1.1%
A.P. Moller - Maersk A/S 3.375% 8/28/19 (Reg. S)	EUR	175,000	228,700
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	194,582
TDC A/S 3.75% 3/2/22	EUR	150,000	208,774
TOTAL DENMARK			632,056
France - 0.3%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	161,696
Ireland - 0.4%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	265,557
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	22,400
7.5% 10/15/27		10,000	10,575
TOTAL LIBERIA			32,975
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 20,000	$ 21,175
11.5% 2/4/17 pay-in-kind (j)		20,000	21,200
TOTAL LUXEMBOURG			63,875
Marshall Islands - 0.0%
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		5,000	4,988
Mexico - 0.2%
America Movil SAB de CV 4.125% 10/25/19	EUR	100,000	144,028
Netherlands - 2.0%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	200,519
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	221,572
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	245,506
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	129,771
LyondellBasell Industries NV 5.75% 4/15/24		10,000	11,325
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	194,529
5.25% 9/14/27	GBP	100,000	167,560
TOTAL NETHERLANDS			1,170,782
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	221,474
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	65,759
TOTAL NORWAY			287,233
Sweden - 0.6%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	300,000	380,934
United Kingdom - 2.7%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	221,618
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	218,541
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	201,861
Hammerson PLC 2.75% 9/26/19	EUR	100,000	128,491
HSBC Bank PLC 4% 1/15/21	EUR	150,000	221,242
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	183,151
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,263
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	200,127
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	190,708
TOTAL UNITED KINGDOM			1,571,002
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 6.4%
Ally Financial, Inc.:
5.5% 2/15/17		$ 30,000	$ 31,275
7.5% 9/15/20		15,000	17,213
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Amkor Technology, Inc. 7.375% 5/1/18		10,000	10,400
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	120,588
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,100
Aon Corp. 5% 9/30/20		110,000	126,762
ARAMARK Corp. 8.5% 2/1/15		10,000	10,225
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(j)		30,000	30,750
Avaya, Inc. 9.75% 11/1/15		15,000	13,313
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,850
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,200
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,400
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,400
7% 1/15/19		18,000	19,440
7.25% 10/30/17		17,000	18,573
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,025
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	30,225
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,600
CIT Group, Inc.:
5.375% 5/15/20		22,000	23,815
5.5% 2/15/19 (d)		11,000	11,908
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,300
11.5% 1/15/17 pay-in-kind (j)		5,575	5,937
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,188
Clean Harbors, Inc. 5.25% 8/1/20 (d)		5,000	5,150
Comcast Corp.:
3.125% 7/15/22		20,000	20,754
4.65% 7/15/42		38,000	40,699
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,508
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,721
CSC Holdings LLC 8.625% 2/15/19		25,000	29,625
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,969
Dana Holding Corp. 6.5% 2/15/19		15,000	16,050
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Delphi Corp.:
5.875% 5/15/19		$ 15,000	$ 16,088
6.125% 5/15/21		15,000	16,613
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,396
DISH DBS Corp. 4.625% 7/15/17 (d)		10,000	10,225
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)(f)		5,000	5,313
9.875% 4/15/18 (d)(f)		5,000	4,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,800
Duke Realty LP 6.5% 1/15/18		100,000	116,145
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,200
Energy Transfer Equity LP 7.5% 10/15/20		20,000	22,700
ERP Operating LP 4.625% 12/15/21		110,000	126,792
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,350
Fifth Third Bancorp 8.25% 3/1/38		100,000	144,990
First Data Corp.:
6.75% 11/1/20 (d)		5,000	4,975
7.375% 6/15/19 (d)		10,000	10,300
8.25% 1/15/21 (d)		10,000	9,975
Ford Motor Co. 7.45% 7/16/31		10,000	12,438
Fortune Brands, Inc. 5.875% 1/15/36		110,000	131,891
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,300
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,088
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,350
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,350
HealthSouth Corp.:
5.75% 11/1/24		5,000	5,113
7.25% 10/1/18		15,000	16,313
Hertz Corp. 6.75% 4/15/19		20,000	21,075
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,765
8% 1/15/18		18,000	19,305
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,825
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		15,000	18,113
Jabil Circuit, Inc. 4.7% 9/15/22		5,000	4,975
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,800
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	$ 128,460
KB Home 7.5% 9/15/22		5,000	5,388
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,659
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,900
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	20,330
6.75% 10/1/20 (d)		5,000	5,000
7.625% 1/15/17		20,000	21,200
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	10,650
MRC Global, Inc. 9.5% 12/15/16		20,000	21,575
Mylan, Inc. 6% 11/15/18 (d)		20,000	21,200
NBCUniversal Media LLC 4.375% 4/1/21		110,000	124,760
Nextel Communications, Inc. 7.375% 8/1/15		11,000	11,041
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)(f)		5,000	4,969
7.75% 10/15/18		15,000	16,800
NiSource Finance Corp. 4.45% 12/1/21		110,000	122,354
NRG Energy, Inc. 6.625% 3/15/23 (d)		5,000	5,113
Oil States International, Inc. 6.5% 6/1/19		15,000	15,938
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,650
P.H. Glatfelter Co. 5.375% 10/15/20 (d)(f)		5,000	5,063
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,225
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,900
Prudential Financial, Inc. 4.5% 11/16/21		120,000	132,410
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,938
Regions Financial Corp. 7.75% 11/10/14		110,000	122,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,006
9.875% 8/15/19		10,000	10,638
Rite Aid Corp.:
9.25% 3/15/20		20,000	20,400
9.5% 6/15/17		20,000	20,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,063
Ryland Group, Inc. 5.375% 10/1/22		5,000	5,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,800
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,150
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,088
Sealed Air Corp. 8.125% 9/15/19 (d)		10,000	11,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Severstal Columbus LLC 10.25% 2/15/18		$ 15,000	$ 15,000
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		5,000	5,025
Sprint Nextel Corp.:
6% 12/1/16		15,000	15,450
7% 3/1/20 (d)		20,000	22,350
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,075
8.375% 1/15/21		20,000	22,700
10.75% 9/15/16		20,000	24,450
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		5,000	5,100
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,200
7.625% 3/15/20		30,000	32,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,425
Tesoro Corp.:
4.25% 10/1/17		5,000	5,150
5.375% 10/1/22		5,000	5,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,100
The AES Corp.:
7.375% 7/1/21		17,000	19,380
7.75% 10/15/15		16,000	18,080
8% 10/15/17		16,000	18,400
United Technologies Corp.:
3.1% 6/1/22		100,000	106,589
4.5% 6/1/42		100,000	112,232
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,450
8.5% 5/15/21 (d)		30,000	30,450
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)(f)		5,000	5,100
6.5% 7/15/16 (d)		5,000	5,244
6.875% 12/1/18 (d)		10,000	10,525
Verizon Communications, Inc. 3.5% 11/1/21		120,000	132,419
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
VPI Escrow Corp. 6.375% 10/15/20 (d)(f)		$ 5,000	$ 5,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22 (d)		10,000	10,200
TOTAL UNITED STATES OF AMERICA			3,749,578
TOTAL NONCONVERTIBLE BONDS (Cost $8,834,294)			9,269,899
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.5%
3% 10/1/27 (f)		100,000	106,013
3.5% 10/1/42 (f)		100,000	107,227
3.5% 11/1/42 (f)		100,000	106,953
4% 4/1/24		100,000	106,805
4% 10/1/42 (f)		200,000	215,469
4% 10/1/42 (f)		200,000	215,469
4% 11/1/42 (f)		200,000	215,234
4.5% 10/1/42 (f)		400,000	433,000
5% 10/1/42 (f)		200,000	218,141
5.5% 10/1/42 (f)		200,000	219,250
6% 10/1/37 to 6/1/40		90,573	100,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,039,392)			2,043,847
Commercial Mortgage Securities - 2.8%

United States of America - 2.8%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	530,947
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	259,399
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	565,953
Series 2007-C32 Class A3, 5.9307% 6/15/49 (j)		225,000	259,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,538,618)			1,615,362
U.S. Government and Government Agency Obligations - 3.6%
		Principal Amount (b)	Value
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (g)		$ 537,404	$ 584,224
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/29/12		1,400,000	1,399,857
U.S. Treasury Bonds 2.75% 8/15/42		150,000	147,727
TOTAL U.S. TREASURY OBLIGATIONS			1,547,584
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,121,180)			2,131,808
Foreign Government and Government Agency Obligations - 70.7%

Australia - 11.2%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,255,113
5.75% 7/15/22	AUD	1,031,000	1,326,297
TOTAL AUSTRALIA			6,581,410
Canada - 10.2%
Canadian Government:
1% 2/1/15	CAD	140,000	142,098
1.5% 3/1/17	CAD	750,000	770,392
2.75% 6/1/22	CAD	1,325,000	1,469,617
4% 6/1/41	CAD	220,000	302,090
5.75% 6/1/33	CAD	200,000	319,851
Canadian Government Treasury Bills 0.9404% to 1.0526% 2/28/13 to 7/4/13	CAD	3,000,000	3,030,902
TOTAL CANADA			6,034,950
France - 2.6%
French Government OAT:
3% 4/25/22	EUR	650,000	893,906
4.5% 4/25/41	EUR	180,000	288,512
5.5% 4/25/29	EUR	200,000	345,730
TOTAL FRANCE			1,528,148
Germany - 3.7%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	435,452	593,194
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.75% 7/4/22	EUR	640,000	$ 848,108
2.5% 7/4/44	EUR	100,000	135,802
3.5% 7/4/19	EUR	100,000	150,749
4.75% 7/4/34	EUR	250,000	463,004
TOTAL GERMANY			2,190,857
Italy - 1.9%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	600,000	796,438
Italian Republic 5% 9/1/40	EUR	280,000	322,429
TOTAL ITALY			1,118,867
Japan - 8.2%
Japan Government:
0.8% 6/20/22	JPY	14,700,000	189,165
0.8% 9/20/22	JPY	23,250,000	298,963
0.9% 3/20/22	JPY	219,250,000	2,856,915
1.7% 3/20/32	JPY	80,250,000	1,039,536
2% 3/20/42	JPY	32,000,000	420,721
TOTAL JAPAN			4,805,300
Korea (South) - 4.1%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	2,101,425
4.25% 6/10/21	KRW	343,800,000	337,741
TOTAL KOREA (SOUTH)			2,439,166
Malaysia - 1.6%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	522,886
3.418% 8/15/22	MYR	1,300,000	420,645
TOTAL MALAYSIA			943,531
Mexico - 5.0%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	515,894
6.5% 6/9/22	MXN	4,300,000	363,300
7.5% 6/3/27	MXN	2,800,000	251,353
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	14,850,000	$ 1,298,320
8.5% 5/31/29	MXN	5,200,000	506,421
TOTAL MEXICO			2,935,288
Netherlands - 3.5%
Dutch Government:
2.25% 7/15/22	EUR	700,000	942,599
4.5% 7/15/17	EUR	750,000	1,135,149
TOTAL NETHERLANDS			2,077,748
South Africa - 2.0%
South African Republic:
6.75% 3/31/21	ZAR	6,500,000	790,028
7.75% 2/28/23	ZAR	2,250,000	285,177
10.5% 12/21/26	ZAR	500,000	76,198
TOTAL SOUTH AFRICA			1,151,403
Sweden - 3.8%
Swedish Kingdom 3.75% 8/12/17	SEK	13,000,000	2,236,923
United Kingdom - 12.9%
United Kingdom, Great Britain and Northern Ireland:
0.362% 11/5/12	GBP	3,000,000	4,843,341
1.75% 1/22/17	GBP	450,000	763,538
4% 3/7/22	GBP	640,000	1,257,890
4.25% 6/7/32	GBP	230,000	464,218
4.5% 12/7/42	GBP	130,000	269,316
TOTAL UNITED KINGDOM			7,598,303
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,900,806)			41,641,894
Preferred Securities - 0.3%

United Kingdom - 0.3%
Scottish & Southern Energy PLC 5.625% (e)(j) (Cost $191,375)	150,000	196,519
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $2,788,450)	2,788,450	$ 2,788,450
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5 year Series 17 Index expiring June 2017, exercise rate 1.5% (Cost $10,410)	11/21/12	EUR	2,200,000	10,463
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $57,424,525)		59,698,242
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(804,489)
NET ASSETS - 100%		$ 58,893,753
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 10/1/42	$ (100,000)	(107,227)
4% 10/1/42	(200,000)	(215,469)
4% 10/1/42	(200,000)	(215,469)
TOTAL TBA SALE COMMITMENTS (Proceeds $537,485)		$ (538,165)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2012	$ 646,072	$ 189
2 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2012	364,363	(3,883)
1 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2012	194,777	596
TOTAL BOND INDEX CONTRACTS		1,205,212	(3,098)
Treasury Contracts
11 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	1,468,328	(13,949)
18 CBOT 5-Year U.S. Treasury Note Contracts	Dec. 2012	2,243,391	(13,675)
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	660,875	2,737
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	597,500	(978)
TOTAL TREASURY CONTRACTS		4,970,094	(25,865)
TOTAL SOLD		$ 6,175,306	$ (28,963)

The face value of futures sold as a percentage of net assets is 10.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/12	CAD	Deutsche Bank AG	Buy	537,361	$ 547,343	$ (744)
10/1/12	EUR	Deutsche Bank AG	Sell	580,000	746,518	1,189
10/1/12	ZAR	Deutsche Bank AG	Sell	304,582	36,947	352
10/2/12	ZAR	Deutsche Bank AG	Sell	2,535,525	306,042	1,401
11/29/12	AUD	Barclays Bank PLC, London	Buy	850,000	892,946	(16,055)
11/29/12	AUD	Barclays Bank PLC, London	Sell	800,000	820,006	(5,303)
11/29/12	AUD	Barclays Bank PLC, London	Sell	1,672,575	1,718,435	(7,055)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	AUD	JPMorgan Chase Bank	Buy	28,000	$ 29,300	$ (414)
11/29/12	AUD	JPMorgan Chase Bank	Buy	29,614	30,989	(438)
11/29/12	AUD	JPMorgan Chase Bank	Buy	61,000	63,831	(901)
11/29/12	AUD	JPMorgan Chase Bank	Buy	487,540	510,168	(7,203)
11/29/12	AUD	JPMorgan Chase Bank	Sell	566,212	592,491	8,366
11/29/12	AUD	JPMorgan Chase Bank	Sell	2,793,317	2,922,960	41,271
11/29/12	CAD	Citibank NA	Buy	26,000	26,096	313
11/29/12	CAD	Citibank NA	Buy	72,000	72,267	867
11/29/12	CAD	Citibank NA	Buy	119,000	119,441	1,433
11/29/12	CAD	Citibank NA	Buy	706,953	709,572	8,510
11/29/12	CAD	Citibank NA	Buy	1,000,000	1,024,976	(9,234)
11/29/12	CAD	Citibank NA	Buy	2,000,000	2,053,030	(21,546)
11/29/12	CAD	Citibank NA	Sell	60,414	60,638	(727)
11/29/12	CAD	Citibank NA	Sell	383,487	384,908	(4,616)
11/29/12	CAD	Citibank NA	Sell	1,982,400	1,989,742	(23,864)
11/29/12	CAD	Citibank NA	Sell	3,994,200	4,008,993	(48,082)
11/29/12	CAD	Deutsche Bank AG	Buy	37,000	37,573	9
11/29/12	CAD	Deutsche Bank AG	Sell	472,000	480,140	710
11/29/12	CHF	Citibank NA	Buy	35,000	35,937	1,320
11/29/12	CHF	Citibank NA	Buy	79,000	81,114	2,980
11/29/12	CHF	Citibank NA	Buy	808,000	829,626	30,481
11/29/12	CZK	Citibank NA	Sell	11,000,000	567,047	4,745
11/29/12	DKK	Citibank NA	Buy	475,000	78,725	3,252
11/29/12	DKK	Citibank NA	Buy	2,533,000	419,812	17,341
11/29/12	DKK	Deutsche Bank AG	Buy	192,000	33,136	0
11/29/12	EUR	Barclays Bank PLC, London	Buy	67,000	82,470	3,684
11/29/12	EUR	Barclays Bank PLC, London	Buy	71,000	87,394	3,904
11/29/12	EUR	Barclays Bank PLC, London	Buy	86,000	105,858	4,729
11/29/12	EUR	Barclays Bank PLC, London	Buy	109,000	134,168	5,994
11/29/12	EUR	Barclays Bank PLC, London	Buy	110,000	135,399	6,049
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Buy	125,000	$ 153,863	$ 6,874
11/29/12	EUR	Barclays Bank PLC, London	Buy	135,000	166,172	7,424
11/29/12	EUR	Barclays Bank PLC, London	Buy	143,000	176,019	7,864
11/29/12	EUR	Barclays Bank PLC, London	Buy	154,000	189,559	8,469
11/29/12	EUR	Barclays Bank PLC, London	Buy	213,000	262,182	11,713
11/29/12	EUR	Barclays Bank PLC, London	Buy	257,000	316,342	14,133
11/29/12	EUR	Barclays Bank PLC, London	Buy	320,000	393,889	17,597
11/29/12	EUR	Barclays Bank PLC, London	Buy	345,000	424,661	18,972
11/29/12	EUR	Barclays Bank PLC, London	Buy	412,000	507,132	22,656
11/29/12	EUR	Barclays Bank PLC, London	Buy	550,000	675,814	31,427
11/29/12	EUR	Barclays Bank PLC, London	Buy	688,000	884,844	(149)
11/29/12	EUR	Barclays Bank PLC, London	Buy	767,000	944,102	42,178
11/29/12	EUR	Barclays Bank PLC, London	Buy	860,000	1,058,576	47,292
11/29/12	EUR	Barclays Bank PLC, London	Buy	1,541,000	1,939,241	42,320
11/29/12	EUR	Barclays Bank PLC, London	Buy	1,687,000	2,076,532	92,770
11/29/12	EUR	Barclays Bank PLC, London	Buy	11,645,000	14,333,854	640,370
11/29/12	EUR	Barclays Bank PLC, London	Sell	32,000	39,389	(1,760)
11/29/12	EUR	Barclays Bank PLC, London	Sell	75,000	92,318	(4,124)
11/29/12	EUR	Barclays Bank PLC, London	Sell	89,000	109,550	(4,894)
11/29/12	EUR	Barclays Bank PLC, London	Sell	137,000	172,562	(3,605)
11/29/12	EUR	Barclays Bank PLC, London	Sell	140,000	172,326	(7,699)
11/29/12	EUR	Barclays Bank PLC, London	Sell	155,000	190,790	(8,524)
11/29/12	EUR	Barclays Bank PLC, London	Sell	379,000	466,512	(20,842)
11/29/12	EUR	Barclays Bank PLC, London	Sell	400,000	492,361	(21,996)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Sell	450,000	$ 553,906	$ (24,746)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	615,451	(27,496)
11/29/12	EUR	Barclays Bank PLC, London	Sell	870,000	1,070,885	(47,842)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,500,000	1,919,135	(9,705)
11/29/12	EUR	Barclays Bank PLC, London	Sell	4,000,000	4,923,608	(219,964)
11/29/12	EUR	Citibank NA	Sell	391,000	513,580	10,796
11/29/12	EUR	Citibank NA	Sell	930,000	1,200,223	4,342
11/29/12	EUR	Credit Suisse Intl	Buy	69,000	86,840	1,886
11/29/12	EUR	Credit Suisse Intl	Buy	112,000	140,671	3,349
11/29/12	EUR	Credit Suisse Intl	Buy	131,000	164,578	3,874
11/29/12	EUR	Credit Suisse Intl	Buy	1,080,000	1,358,018	30,747
11/29/12	EUR	Credit Suisse Intl	Sell	78,000	101,410	1,111
11/29/12	EUR	Deutsche Bank AG	Buy	580,000	746,971	(1,153)
11/29/12	EUR	Deutsche Bank AG	Sell	71,000	91,280	(18)
11/29/12	EUR	Deutsche Bank AG	Sell	167,000	209,068	(5,676)
11/29/12	EUR	Deutsche Bank AG	Sell	510,000	626,785	(29,021)
11/29/12	EUR	JPMorgan Chase Bank	Buy	86,000	110,360	227
11/29/12	EUR	JPMorgan Chase Bank	Buy	124,000	153,013	6,437
11/29/12	GBP	Citibank NA	Buy	18,000	28,096	965
11/29/12	GBP	Citibank NA	Buy	21,000	32,779	1,125
11/29/12	GBP	Citibank NA	Buy	46,000	71,801	2,465
11/29/12	GBP	Citibank NA	Buy	65,000	101,459	3,484
11/29/12	GBP	Citibank NA	Buy	88,000	143,094	(1,019)
11/29/12	GBP	Citibank NA	Sell	35,000	54,632	(1,876)
11/29/12	GBP	Citibank NA	Sell	100,000	160,854	(596)
11/29/12	GBP	Citibank NA	Sell	3,310,000	5,166,579	(177,394)
11/29/12	GBP	Credit Suisse Intl	Buy	200,000	313,615	9,283
11/29/12	GBP	Deutsche Bank AG	Buy	38,000	61,269	81
11/29/12	GBP	JPMorgan Chase Bank	Buy	54,000	85,727	1,456
11/29/12	JPY	Barclays Bank PLC, London	Sell	90,000,000	1,150,642	(3,226)
11/29/12	JPY	Citibank NA	Buy	5,100,000	64,856	530
11/29/12	JPY	Citibank NA	Buy	6,250,000	79,480	650
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	JPY	Citibank NA	Buy	6,550,000	$ 83,295	$ 681
11/29/12	JPY	Citibank NA	Buy	6,800,000	86,474	707
11/29/12	JPY	Citibank NA	Buy	8,273,000	105,206	860
11/29/12	JPY	Citibank NA	Buy	9,000,000	114,451	936
11/29/12	JPY	Citibank NA	Buy	9,660,582	122,852	1,004
11/29/12	JPY	Citibank NA	Buy	15,500,000	197,110	1,612
11/29/12	JPY	Citibank NA	Buy	15,850,000	201,561	1,648
11/29/12	JPY	Citibank NA	Buy	16,000,000	203,469	1,664
11/29/12	JPY	Citibank NA	Buy	43,204,286	549,420	4,492
11/29/12	JPY	Citibank NA	Buy	47,000,000	600,746	1,829
11/29/12	JPY	Citibank NA	Buy	390,126,148	4,961,152	40,562
11/29/12	JPY	Citibank NA	Sell	18,600,000	236,532	(1,934)
11/29/12	JPY	Citibank NA	Sell	37,900,000	481,966	(3,941)
11/29/12	JPY	Credit Suisse Intl	Sell	14,733,067	188,077	(813)
11/29/12	JPY	Deutsche Bank AG	Buy	15,100,000	193,907	(313)
11/29/12	JPY	Deutsche Bank AG	Buy	78,333,848	997,026	7,273
11/29/12	JPY	Deutsche Bank AG	Sell	87,636,000	1,107,438	(16,122)
11/29/12	JPY	JPMorgan Chase Bank	Buy	8,000,000	101,813	753
11/29/12	JPY	JPMorgan Chase Bank	Buy	8,950,000	113,766	980
11/29/12	JPY	JPMorgan Chase Bank	Buy	20,200,000	258,251	728
11/29/12	MXN	Barclays Bank PLC, London	Buy	1,888,215	144,284	1,485
11/29/12	MXN	Citibank NA	Buy	8,110,000	627,836	(1,749)
11/29/12	MXN	Citibank NA	Sell	3,288,564	247,205	(6,670)
11/29/12	MXN	Deutsche Bank AG	Sell	659,000	50,877	2
11/29/12	MXN	JPMorgan Chase Bank	Buy	1,070,388	80,757	1,877
11/29/12	MXN	JPMorgan Chase Bank	Buy	3,715,000	280,282	6,513
11/29/12	MXN	JPMorgan Chase Bank	Sell	4,316,000	325,625	(7,567)
11/29/12	MXN	JPMorgan Chase Bank	Sell	14,240,600	1,074,397	(24,968)
11/29/12	NOK	JPMorgan Chase Bank	Buy	1,077,000	181,060	6,486
11/29/12	NZD	Citibank NA	Buy	214,000	172,426	4,194
11/29/12	NZD	Deutsche Bank AG	Buy	43,000	35,533	(44)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	PLN	Barclays Bank PLC, London	Sell	2,190,879	$ 650,000	$ (28,715)
11/29/12	PLN	Deutsche Bank AG	Buy	2,255,000	683,955	14,624
11/29/12	PLN	JPMorgan Chase Bank	Buy	119,000	35,585	1,281
11/29/12	PLN	JPMorgan Chase Bank	Buy	2,110,000	630,952	22,707
11/29/12	SEK	Barclays Bank PLC, London	Buy	4,000,000	609,737	(1,949)
11/29/12	SEK	Deutsche Bank AG	Buy	487,500	72,289	1,785
11/29/12	SEK	JPMorgan Chase Bank	Buy	182,000	27,007	647
11/29/12	SEK	JPMorgan Chase Bank	Sell	1,746,214	259,124	(6,208)
11/29/12	SEK	JPMorgan Chase Bank	Sell	8,292,595	1,230,555	(29,481)
11/29/12	SGD	JPMorgan Chase Bank	Buy	60,000	48,188	702
11/29/12	SGD	JPMorgan Chase Bank	Buy	409,000	328,483	4,784
11/29/12	ZAR	Citibank NA	Sell	2,375,014	280,046	(2,810)
11/29/12	ZAR	Deutsche Bank AG	Buy	304,582	36,652	(378)
11/29/12	ZAR	Deutsche Bank AG	Buy	2,535,525	303,615	(1,643)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	226,086	27,550	(624)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	505,000	61,538	(1,394)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	2,593,926	316,089	(7,162)
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,185,571	388,186	8,795
11/29/12	ZAR	JPMorgan Chase Bank	Sell	4,016,010	489,381	11,088
11/30/12	CLP	Barclays Bank PLC, London	Buy	33,891,000	69,649	1,099
11/30/12	KRW	Barclays Bank PLC, London	Buy	68,300,000	61,157	170
11/30/12	KRW	Deutsche Bank AG	Sell	234,900,000	207,052	(3,865)
11/30/12	MYR	Deutsche Bank AG	Sell	1,490,700	477,712	(10,003)
						$ 469,875
Swap Agreements
	Expiration Date		Notional Amount (b)(i)	Value
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of WPP Group PLC, par value of the notional amount of WPP Group PLC, 6% 4/04/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $143)	Dec. 2017	EUR	110,000	$ 315
Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the notional amount (Upfront Premium Received/(Paid) $(48,262))	June 2017		990,000	(6,101)
Receive from JPMorgan Chase, Inc. upon credit event of Societe Generale, par value of the notional amount of Societe Generale, 5.25% 3/28/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(39,315))	Dec. 2017	EUR	450,000	37,614
Receive quarterly notional amount multiplied by 1% and pay JPMorgan Chase, Inc. upon credit event of Casino Guichard Perrachon SA, par value of the notional amount of Casino Guichard Perrachon SA, 4.875% 4/10/14 (S&P Rating-BBB-) (Upfront Premium Received/(Paid) $3,370) (h)	Dec. 2017	EUR	110,000	(4,200)
				$ 27,628
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,975 or 1.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $111,885.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,021
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 9,269,899	$ -	$ 9,269,899	$ -
U.S. Government Agency - Mortgage Securities	2,043,847	-	2,043,847	-
Commercial Mortgage Securities	1,615,362	-	1,615,362	-
U.S. Government and Government Agency Obligations	2,131,808	-	2,131,808	-
Foreign Government and Government Agency Obligations	41,641,894	-	41,641,894	-
Preferred Securities	196,519	-	196,519	-
Money Market Funds	2,788,450	2,788,450	-	-
Purchased Swaptions	10,463	-	10,463	-
Total Investments in Securities:	$ 59,698,242	$ 2,788,450	$ 56,909,792	$ -
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,397,735	$ -	$ 1,397,735	$ -
Futures Contracts	3,522	3,522	-	-
Swap Agreements	37,929	-	37,929	-
Total Assets	$ 1,439,186	$ 3,522	$ 1,435,664	$ -
Liabilities
Forward Foreign Currency Contracts	$ (927,860)	$ -	$ (927,860)	$ -
Futures Contracts	(32,485)	(32,485)	-	-
Swap Agreements	$ (10,301)	$ -	$ (10,301)	$ -
Total Liabilities	$ (970,646)	$ (32,485)	$ (938,161)	$ -
Total Derivative Instruments:	$ 468,540	$ (28,963)	$ 497,503	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (538,165)	$ -	$ (538,165)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $57,422,867. Net unrealized appreciation aggregated $2,275,375, of which $2,304,610 related to appreciated investment securities and $29,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity International Bond
Fund

September 30, 2012

1.939055.100

IBZ-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.8%
		Principal Amount (b)	Value
Australia - 0.4%
BHP Billiton Finance Ltd. 3.25% 9/24/27	EUR	150,000	$ 190,320
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		20,000	19,450
7% 11/1/15 (d)		20,000	19,900
TOTAL AUSTRALIA			229,670
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18		20,000	21,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	21,150
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,431
TOTAL CANADA			58,031
Cayman Islands - 0.9%
Offshore Group Investment Ltd. 11.5% 8/1/15		15,000	16,575
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	113,980
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	171,261
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,678
TOTAL CAYMAN ISLANDS			517,494
Denmark - 1.1%
A.P. Moller - Maersk A/S 3.375% 8/28/19 (Reg. S)	EUR	175,000	228,700
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	194,582
TDC A/S 3.75% 3/2/22	EUR	150,000	208,774
TOTAL DENMARK			632,056
France - 0.3%
Veolia Environnement SA 6.125% 11/25/33	EUR	100,000	161,696
Ireland - 0.4%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	265,557
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	22,400
7.5% 10/15/27		10,000	10,575
TOTAL LIBERIA			32,975
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,500
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - continued
Intelsat Luxembourg SA:
11.25% 2/4/17		$ 20,000	$ 21,175
11.5% 2/4/17 pay-in-kind (j)		20,000	21,200
TOTAL LUXEMBOURG			63,875
Marshall Islands - 0.0%
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		5,000	4,988
Mexico - 0.2%
America Movil SAB de CV 4.125% 10/25/19	EUR	100,000	144,028
Netherlands - 2.0%
Deutsche Post Finance BV 2.95% 6/27/22	EUR	150,000	200,519
Deutsche Telekom International Financial BV 4.25% 7/13/22	EUR	150,000	221,572
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	245,506
Koninklijke KPN NV 3.25% 2/1/21	EUR	100,000	129,771
LyondellBasell Industries NV 5.75% 4/15/24		10,000	11,325
Rabobank Nederland:
4.125% 9/14/22	EUR	150,000	194,529
5.25% 9/14/27	GBP	100,000	167,560
TOTAL NETHERLANDS			1,170,782
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	221,474
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	65,759
TOTAL NORWAY			287,233
Sweden - 0.6%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	300,000	380,934
United Kingdom - 2.7%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	221,618
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	218,541
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	100,000	201,861
Hammerson PLC 2.75% 9/26/19	EUR	100,000	128,491
HSBC Bank PLC 4% 1/15/21	EUR	150,000	221,242
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	183,151
INEOS Finance PLC 8.375% 2/15/19 (d)		5,000	5,263
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	200,127
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	190,708
TOTAL UNITED KINGDOM			1,571,002
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 6.4%
Ally Financial, Inc.:
5.5% 2/15/17		$ 30,000	$ 31,275
7.5% 9/15/20		15,000	17,213
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	32,625
Amkor Technology, Inc. 7.375% 5/1/18		10,000	10,400
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	120,588
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,100
Aon Corp. 5% 9/30/20		110,000	126,762
ARAMARK Corp. 8.5% 2/1/15		10,000	10,225
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(j)		30,000	30,750
Avaya, Inc. 9.75% 11/1/15		15,000	13,313
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,850
Cablevision Systems Corp.:
5.875% 9/15/22		5,000	5,000
8.625% 9/15/17		20,000	23,200
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,400
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,400
7% 1/15/19		18,000	19,440
7.25% 10/30/17		17,000	18,573
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,025
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	30,225
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		10,000	10,600
CIT Group, Inc.:
5.375% 5/15/20		22,000	23,815
5.5% 2/15/19 (d)		11,000	11,908
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,300
11.5% 1/15/17 pay-in-kind (j)		5,575	5,937
Claire's Stores, Inc. 9% 3/15/19 (d)		5,000	5,188
Clean Harbors, Inc. 5.25% 8/1/20 (d)		5,000	5,150
Comcast Corp.:
3.125% 7/15/22		20,000	20,754
4.65% 7/15/42		38,000	40,699
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,508
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,721
CSC Holdings LLC 8.625% 2/15/19		25,000	29,625
D.R. Horton, Inc. 4.375% 9/15/22		5,000	4,969
Dana Holding Corp. 6.5% 2/15/19		15,000	16,050
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Delphi Corp.:
5.875% 5/15/19		$ 15,000	$ 16,088
6.125% 5/15/21		15,000	16,613
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		9,626	10,396
DISH DBS Corp. 4.625% 7/15/17 (d)		10,000	10,225
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (d)(f)		5,000	5,313
9.875% 4/15/18 (d)(f)		5,000	4,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,800
Duke Realty LP 6.5% 1/15/18		100,000	116,145
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	21,200
Energy Transfer Equity LP 7.5% 10/15/20		20,000	22,700
ERP Operating LP 4.625% 12/15/21		110,000	126,792
Exterran Holdings, Inc. 7.25% 12/1/18		10,000	10,350
Fifth Third Bancorp 8.25% 3/1/38		100,000	144,990
First Data Corp.:
6.75% 11/1/20 (d)		5,000	4,975
7.375% 6/15/19 (d)		10,000	10,300
8.25% 1/15/21 (d)		10,000	9,975
Ford Motor Co. 7.45% 7/16/31		10,000	12,438
Fortune Brands, Inc. 5.875% 1/15/36		110,000	131,891
Frontier Oil Corp. 6.875% 11/15/18		20,000	21,300
FTI Consulting, Inc. 6.75% 10/1/20		15,000	16,088
GenOn Energy, Inc. 9.5% 10/15/18		10,000	11,350
Hanesbrands, Inc. 6.375% 12/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,350
HealthSouth Corp.:
5.75% 11/1/24		5,000	5,113
7.25% 10/1/18		15,000	16,313
Hertz Corp. 6.75% 4/15/19		20,000	21,075
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,765
8% 1/15/18		18,000	19,305
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,825
8.625% 9/15/15		20,000	22,750
8.625% 1/15/22		15,000	18,113
Jabil Circuit, Inc. 4.7% 9/15/22		5,000	4,975
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,800
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	20,400
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	$ 128,460
KB Home 7.5% 9/15/22		5,000	5,388
Kraft Foods, Inc. 5.375% 2/10/20		100,000	120,659
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,900
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	20,330
6.75% 10/1/20 (d)		5,000	5,000
7.625% 1/15/17		20,000	21,200
Mirant Americas Generation LLC 9.125% 5/1/31		10,000	10,650
MRC Global, Inc. 9.5% 12/15/16		20,000	21,575
Mylan, Inc. 6% 11/15/18 (d)		20,000	21,200
NBCUniversal Media LLC 4.375% 4/1/21		110,000	124,760
Nextel Communications, Inc. 7.375% 8/1/15		11,000	11,041
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)(f)		5,000	4,969
7.75% 10/15/18		15,000	16,800
NiSource Finance Corp. 4.45% 12/1/21		110,000	122,354
NRG Energy, Inc. 6.625% 3/15/23 (d)		5,000	5,113
Oil States International, Inc. 6.5% 6/1/19		15,000	15,938
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,650
P.H. Glatfelter Co. 5.375% 10/15/20 (d)(f)		5,000	5,063
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,588
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,225
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,900
Prudential Financial, Inc. 4.5% 11/16/21		120,000	132,410
Puget Energy, Inc. 6.5% 12/15/20		20,000	22,938
Regions Financial Corp. 7.75% 11/10/14		110,000	122,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)		5,000	5,006
9.875% 8/15/19		10,000	10,638
Rite Aid Corp.:
9.25% 3/15/20		20,000	20,400
9.5% 6/15/17		20,000	20,600
Rockwood Specialties Group, Inc. 4.625% 10/15/20		5,000	5,063
Ryland Group, Inc. 5.375% 10/1/22		5,000	5,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,800
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	15,150
SBA Communications Corp. 5.625% 10/1/19 (d)		5,000	5,088
Sealed Air Corp. 8.125% 9/15/19 (d)		10,000	11,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Severstal Columbus LLC 10.25% 2/15/18		$ 15,000	$ 15,000
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		5,000	5,025
Sprint Nextel Corp.:
6% 12/1/16		15,000	15,450
7% 3/1/20 (d)		20,000	22,350
Standard Pacific Corp.:
8.375% 5/15/18		20,000	23,075
8.375% 1/15/21		20,000	22,700
10.75% 9/15/16		20,000	24,450
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)		5,000	5,100
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		5,000	5,200
7.625% 3/15/20		30,000	32,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,425
Tenneco, Inc. 6.875% 12/15/20		15,000	16,425
Tesoro Corp.:
4.25% 10/1/17		5,000	5,150
5.375% 10/1/22		5,000	5,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		5,000	5,100
The AES Corp.:
7.375% 7/1/21		17,000	19,380
7.75% 10/15/15		16,000	18,080
8% 10/15/17		16,000	18,400
United Technologies Corp.:
3.1% 6/1/22		100,000	106,589
4.5% 6/1/42		100,000	112,232
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,450
8.5% 5/15/21 (d)		30,000	30,450
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)(f)		5,000	5,100
6.5% 7/15/16 (d)		5,000	5,244
6.875% 12/1/18 (d)		10,000	10,525
Verizon Communications, Inc. 3.5% 11/1/21		120,000	132,419
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
VPI Escrow Corp. 6.375% 10/15/20 (d)(f)		$ 5,000	$ 5,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22 (d)		10,000	10,200
TOTAL UNITED STATES OF AMERICA			3,749,578
TOTAL NONCONVERTIBLE BONDS (Cost $8,834,294)			9,269,899
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 3.5%
3% 10/1/27 (f)		100,000	106,013
3.5% 10/1/42 (f)		100,000	107,227
3.5% 11/1/42 (f)		100,000	106,953
4% 4/1/24		100,000	106,805
4% 10/1/42 (f)		200,000	215,469
4% 10/1/42 (f)		200,000	215,469
4% 11/1/42 (f)		200,000	215,234
4.5% 10/1/42 (f)		400,000	433,000
5% 10/1/42 (f)		200,000	218,141
5.5% 10/1/42 (f)		200,000	219,250
6% 10/1/37 to 6/1/40		90,573	100,286
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,039,392)			2,043,847
Commercial Mortgage Securities - 2.8%

United States of America - 2.8%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		465,000	530,947
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48		230,000	259,399
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	565,953
Series 2007-C32 Class A3, 5.9307% 6/15/49 (j)		225,000	259,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,538,618)			1,615,362
U.S. Government and Government Agency Obligations - 3.6%
		Principal Amount (b)	Value
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (g)		$ 537,404	$ 584,224
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bills, yield at date of purchase 0.1% 11/29/12		1,400,000	1,399,857
U.S. Treasury Bonds 2.75% 8/15/42		150,000	147,727
TOTAL U.S. TREASURY OBLIGATIONS			1,547,584
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,121,180)			2,131,808
Foreign Government and Government Agency Obligations - 70.7%

Australia - 11.2%
Australian Commonwealth:
5.5% 12/15/13	AUD	4,900,000	5,255,113
5.75% 7/15/22	AUD	1,031,000	1,326,297
TOTAL AUSTRALIA			6,581,410
Canada - 10.2%
Canadian Government:
1% 2/1/15	CAD	140,000	142,098
1.5% 3/1/17	CAD	750,000	770,392
2.75% 6/1/22	CAD	1,325,000	1,469,617
4% 6/1/41	CAD	220,000	302,090
5.75% 6/1/33	CAD	200,000	319,851
Canadian Government Treasury Bills 0.9404% to 1.0526% 2/28/13 to 7/4/13	CAD	3,000,000	3,030,902
TOTAL CANADA			6,034,950
France - 2.6%
French Government OAT:
3% 4/25/22	EUR	650,000	893,906
4.5% 4/25/41	EUR	180,000	288,512
5.5% 4/25/29	EUR	200,000	345,730
TOTAL FRANCE			1,528,148
Germany - 3.7%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	435,452	593,194
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Germany - continued
German Federal Republic: - continued
1.75% 7/4/22	EUR	640,000	$ 848,108
2.5% 7/4/44	EUR	100,000	135,802
3.5% 7/4/19	EUR	100,000	150,749
4.75% 7/4/34	EUR	250,000	463,004
TOTAL GERMANY			2,190,857
Italy - 1.9%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	600,000	796,438
Italian Republic 5% 9/1/40	EUR	280,000	322,429
TOTAL ITALY			1,118,867
Japan - 8.2%
Japan Government:
0.8% 6/20/22	JPY	14,700,000	189,165
0.8% 9/20/22	JPY	23,250,000	298,963
0.9% 3/20/22	JPY	219,250,000	2,856,915
1.7% 3/20/32	JPY	80,250,000	1,039,536
2% 3/20/42	JPY	32,000,000	420,721
TOTAL JAPAN			4,805,300
Korea (South) - 4.1%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	2,101,425
4.25% 6/10/21	KRW	343,800,000	337,741
TOTAL KOREA (SOUTH)			2,439,166
Malaysia - 1.6%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	522,886
3.418% 8/15/22	MYR	1,300,000	420,645
TOTAL MALAYSIA			943,531
Mexico - 5.0%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	515,894
6.5% 6/9/22	MXN	4,300,000	363,300
7.5% 6/3/27	MXN	2,800,000	251,353
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.75% 12/14/17	MXN	14,850,000	$ 1,298,320
8.5% 5/31/29	MXN	5,200,000	506,421
TOTAL MEXICO			2,935,288
Netherlands - 3.5%
Dutch Government:
2.25% 7/15/22	EUR	700,000	942,599
4.5% 7/15/17	EUR	750,000	1,135,149
TOTAL NETHERLANDS			2,077,748
South Africa - 2.0%
South African Republic:
6.75% 3/31/21	ZAR	6,500,000	790,028
7.75% 2/28/23	ZAR	2,250,000	285,177
10.5% 12/21/26	ZAR	500,000	76,198
TOTAL SOUTH AFRICA			1,151,403
Sweden - 3.8%
Swedish Kingdom 3.75% 8/12/17	SEK	13,000,000	2,236,923
United Kingdom - 12.9%
United Kingdom, Great Britain and Northern Ireland:
0.362% 11/5/12	GBP	3,000,000	4,843,341
1.75% 1/22/17	GBP	450,000	763,538
4% 3/7/22	GBP	640,000	1,257,890
4.25% 6/7/32	GBP	230,000	464,218
4.5% 12/7/42	GBP	130,000	269,316
TOTAL UNITED KINGDOM			7,598,303
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,900,806)			41,641,894
Preferred Securities - 0.3%

United Kingdom - 0.3%
Scottish & Southern Energy PLC 5.625% (e)(j) (Cost $191,375)	150,000	196,519
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $2,788,450)	2,788,450	$ 2,788,450
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount
Put Options - 0.0%
Option on a credit default swap with Credit Suisse First Boston to buy protection on the iTraxx Europe 5 year Series 17 Index expiring June 2017, exercise rate 1.5% (Cost $10,410)	11/21/12	EUR	2,200,000	10,463
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $57,424,525)		59,698,242
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(804,489)
NET ASSETS - 100%		$ 58,893,753
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 10/1/42	$ (100,000)	(107,227)
4% 10/1/42	(200,000)	(215,469)
4% 10/1/42	(200,000)	(215,469)
TOTAL TBA SALE COMMITMENTS (Proceeds $537,485)		$ (538,165)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
4 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2012	$ 646,072	$ 189
2 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2012	364,363	(3,883)
1 LIFFE Long Gilt Index Contracts (United Kingdom)	Dec. 2012	194,777	596
TOTAL BOND INDEX CONTRACTS		1,205,212	(3,098)
Treasury Contracts
11 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	1,468,328	(13,949)
18 CBOT 5-Year U.S. Treasury Note Contracts	Dec. 2012	2,243,391	(13,675)
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	660,875	2,737
4 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	597,500	(978)
TOTAL TREASURY CONTRACTS		4,970,094	(25,865)
TOTAL SOLD		$ 6,175,306	$ (28,963)

The face value of futures sold as a percentage of net assets is 10.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
10/1/12	CAD	Deutsche Bank AG	Buy	537,361	$ 547,343	$ (744)
10/1/12	EUR	Deutsche Bank AG	Sell	580,000	746,518	1,189
10/1/12	ZAR	Deutsche Bank AG	Sell	304,582	36,947	352
10/2/12	ZAR	Deutsche Bank AG	Sell	2,535,525	306,042	1,401
11/29/12	AUD	Barclays Bank PLC, London	Buy	850,000	892,946	(16,055)
11/29/12	AUD	Barclays Bank PLC, London	Sell	800,000	820,006	(5,303)
11/29/12	AUD	Barclays Bank PLC, London	Sell	1,672,575	1,718,435	(7,055)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	AUD	JPMorgan Chase Bank	Buy	28,000	$ 29,300	$ (414)
11/29/12	AUD	JPMorgan Chase Bank	Buy	29,614	30,989	(438)
11/29/12	AUD	JPMorgan Chase Bank	Buy	61,000	63,831	(901)
11/29/12	AUD	JPMorgan Chase Bank	Buy	487,540	510,168	(7,203)
11/29/12	AUD	JPMorgan Chase Bank	Sell	566,212	592,491	8,366
11/29/12	AUD	JPMorgan Chase Bank	Sell	2,793,317	2,922,960	41,271
11/29/12	CAD	Citibank NA	Buy	26,000	26,096	313
11/29/12	CAD	Citibank NA	Buy	72,000	72,267	867
11/29/12	CAD	Citibank NA	Buy	119,000	119,441	1,433
11/29/12	CAD	Citibank NA	Buy	706,953	709,572	8,510
11/29/12	CAD	Citibank NA	Buy	1,000,000	1,024,976	(9,234)
11/29/12	CAD	Citibank NA	Buy	2,000,000	2,053,030	(21,546)
11/29/12	CAD	Citibank NA	Sell	60,414	60,638	(727)
11/29/12	CAD	Citibank NA	Sell	383,487	384,908	(4,616)
11/29/12	CAD	Citibank NA	Sell	1,982,400	1,989,742	(23,864)
11/29/12	CAD	Citibank NA	Sell	3,994,200	4,008,993	(48,082)
11/29/12	CAD	Deutsche Bank AG	Buy	37,000	37,573	9
11/29/12	CAD	Deutsche Bank AG	Sell	472,000	480,140	710
11/29/12	CHF	Citibank NA	Buy	35,000	35,937	1,320
11/29/12	CHF	Citibank NA	Buy	79,000	81,114	2,980
11/29/12	CHF	Citibank NA	Buy	808,000	829,626	30,481
11/29/12	CZK	Citibank NA	Sell	11,000,000	567,047	4,745
11/29/12	DKK	Citibank NA	Buy	475,000	78,725	3,252
11/29/12	DKK	Citibank NA	Buy	2,533,000	419,812	17,341
11/29/12	DKK	Deutsche Bank AG	Buy	192,000	33,136	0
11/29/12	EUR	Barclays Bank PLC, London	Buy	67,000	82,470	3,684
11/29/12	EUR	Barclays Bank PLC, London	Buy	71,000	87,394	3,904
11/29/12	EUR	Barclays Bank PLC, London	Buy	86,000	105,858	4,729
11/29/12	EUR	Barclays Bank PLC, London	Buy	109,000	134,168	5,994
11/29/12	EUR	Barclays Bank PLC, London	Buy	110,000	135,399	6,049
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Buy	125,000	$ 153,863	$ 6,874
11/29/12	EUR	Barclays Bank PLC, London	Buy	135,000	166,172	7,424
11/29/12	EUR	Barclays Bank PLC, London	Buy	143,000	176,019	7,864
11/29/12	EUR	Barclays Bank PLC, London	Buy	154,000	189,559	8,469
11/29/12	EUR	Barclays Bank PLC, London	Buy	213,000	262,182	11,713
11/29/12	EUR	Barclays Bank PLC, London	Buy	257,000	316,342	14,133
11/29/12	EUR	Barclays Bank PLC, London	Buy	320,000	393,889	17,597
11/29/12	EUR	Barclays Bank PLC, London	Buy	345,000	424,661	18,972
11/29/12	EUR	Barclays Bank PLC, London	Buy	412,000	507,132	22,656
11/29/12	EUR	Barclays Bank PLC, London	Buy	550,000	675,814	31,427
11/29/12	EUR	Barclays Bank PLC, London	Buy	688,000	884,844	(149)
11/29/12	EUR	Barclays Bank PLC, London	Buy	767,000	944,102	42,178
11/29/12	EUR	Barclays Bank PLC, London	Buy	860,000	1,058,576	47,292
11/29/12	EUR	Barclays Bank PLC, London	Buy	1,541,000	1,939,241	42,320
11/29/12	EUR	Barclays Bank PLC, London	Buy	1,687,000	2,076,532	92,770
11/29/12	EUR	Barclays Bank PLC, London	Buy	11,645,000	14,333,854	640,370
11/29/12	EUR	Barclays Bank PLC, London	Sell	32,000	39,389	(1,760)
11/29/12	EUR	Barclays Bank PLC, London	Sell	75,000	92,318	(4,124)
11/29/12	EUR	Barclays Bank PLC, London	Sell	89,000	109,550	(4,894)
11/29/12	EUR	Barclays Bank PLC, London	Sell	137,000	172,562	(3,605)
11/29/12	EUR	Barclays Bank PLC, London	Sell	140,000	172,326	(7,699)
11/29/12	EUR	Barclays Bank PLC, London	Sell	155,000	190,790	(8,524)
11/29/12	EUR	Barclays Bank PLC, London	Sell	379,000	466,512	(20,842)
11/29/12	EUR	Barclays Bank PLC, London	Sell	400,000	492,361	(21,996)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	EUR	Barclays Bank PLC, London	Sell	450,000	$ 553,906	$ (24,746)
11/29/12	EUR	Barclays Bank PLC, London	Sell	500,000	615,451	(27,496)
11/29/12	EUR	Barclays Bank PLC, London	Sell	870,000	1,070,885	(47,842)
11/29/12	EUR	Barclays Bank PLC, London	Sell	1,500,000	1,919,135	(9,705)
11/29/12	EUR	Barclays Bank PLC, London	Sell	4,000,000	4,923,608	(219,964)
11/29/12	EUR	Citibank NA	Sell	391,000	513,580	10,796
11/29/12	EUR	Citibank NA	Sell	930,000	1,200,223	4,342
11/29/12	EUR	Credit Suisse Intl	Buy	69,000	86,840	1,886
11/29/12	EUR	Credit Suisse Intl	Buy	112,000	140,671	3,349
11/29/12	EUR	Credit Suisse Intl	Buy	131,000	164,578	3,874
11/29/12	EUR	Credit Suisse Intl	Buy	1,080,000	1,358,018	30,747
11/29/12	EUR	Credit Suisse Intl	Sell	78,000	101,410	1,111
11/29/12	EUR	Deutsche Bank AG	Buy	580,000	746,971	(1,153)
11/29/12	EUR	Deutsche Bank AG	Sell	71,000	91,280	(18)
11/29/12	EUR	Deutsche Bank AG	Sell	167,000	209,068	(5,676)
11/29/12	EUR	Deutsche Bank AG	Sell	510,000	626,785	(29,021)
11/29/12	EUR	JPMorgan Chase Bank	Buy	86,000	110,360	227
11/29/12	EUR	JPMorgan Chase Bank	Buy	124,000	153,013	6,437
11/29/12	GBP	Citibank NA	Buy	18,000	28,096	965
11/29/12	GBP	Citibank NA	Buy	21,000	32,779	1,125
11/29/12	GBP	Citibank NA	Buy	46,000	71,801	2,465
11/29/12	GBP	Citibank NA	Buy	65,000	101,459	3,484
11/29/12	GBP	Citibank NA	Buy	88,000	143,094	(1,019)
11/29/12	GBP	Citibank NA	Sell	35,000	54,632	(1,876)
11/29/12	GBP	Citibank NA	Sell	100,000	160,854	(596)
11/29/12	GBP	Citibank NA	Sell	3,310,000	5,166,579	(177,394)
11/29/12	GBP	Credit Suisse Intl	Buy	200,000	313,615	9,283
11/29/12	GBP	Deutsche Bank AG	Buy	38,000	61,269	81
11/29/12	GBP	JPMorgan Chase Bank	Buy	54,000	85,727	1,456
11/29/12	JPY	Barclays Bank PLC, London	Sell	90,000,000	1,150,642	(3,226)
11/29/12	JPY	Citibank NA	Buy	5,100,000	64,856	530
11/29/12	JPY	Citibank NA	Buy	6,250,000	79,480	650
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	JPY	Citibank NA	Buy	6,550,000	$ 83,295	$ 681
11/29/12	JPY	Citibank NA	Buy	6,800,000	86,474	707
11/29/12	JPY	Citibank NA	Buy	8,273,000	105,206	860
11/29/12	JPY	Citibank NA	Buy	9,000,000	114,451	936
11/29/12	JPY	Citibank NA	Buy	9,660,582	122,852	1,004
11/29/12	JPY	Citibank NA	Buy	15,500,000	197,110	1,612
11/29/12	JPY	Citibank NA	Buy	15,850,000	201,561	1,648
11/29/12	JPY	Citibank NA	Buy	16,000,000	203,469	1,664
11/29/12	JPY	Citibank NA	Buy	43,204,286	549,420	4,492
11/29/12	JPY	Citibank NA	Buy	47,000,000	600,746	1,829
11/29/12	JPY	Citibank NA	Buy	390,126,148	4,961,152	40,562
11/29/12	JPY	Citibank NA	Sell	18,600,000	236,532	(1,934)
11/29/12	JPY	Citibank NA	Sell	37,900,000	481,966	(3,941)
11/29/12	JPY	Credit Suisse Intl	Sell	14,733,067	188,077	(813)
11/29/12	JPY	Deutsche Bank AG	Buy	15,100,000	193,907	(313)
11/29/12	JPY	Deutsche Bank AG	Buy	78,333,848	997,026	7,273
11/29/12	JPY	Deutsche Bank AG	Sell	87,636,000	1,107,438	(16,122)
11/29/12	JPY	JPMorgan Chase Bank	Buy	8,000,000	101,813	753
11/29/12	JPY	JPMorgan Chase Bank	Buy	8,950,000	113,766	980
11/29/12	JPY	JPMorgan Chase Bank	Buy	20,200,000	258,251	728
11/29/12	MXN	Barclays Bank PLC, London	Buy	1,888,215	144,284	1,485
11/29/12	MXN	Citibank NA	Buy	8,110,000	627,836	(1,749)
11/29/12	MXN	Citibank NA	Sell	3,288,564	247,205	(6,670)
11/29/12	MXN	Deutsche Bank AG	Sell	659,000	50,877	2
11/29/12	MXN	JPMorgan Chase Bank	Buy	1,070,388	80,757	1,877
11/29/12	MXN	JPMorgan Chase Bank	Buy	3,715,000	280,282	6,513
11/29/12	MXN	JPMorgan Chase Bank	Sell	4,316,000	325,625	(7,567)
11/29/12	MXN	JPMorgan Chase Bank	Sell	14,240,600	1,074,397	(24,968)
11/29/12	NOK	JPMorgan Chase Bank	Buy	1,077,000	181,060	6,486
11/29/12	NZD	Citibank NA	Buy	214,000	172,426	4,194
11/29/12	NZD	Deutsche Bank AG	Buy	43,000	35,533	(44)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
11/29/12	PLN	Barclays Bank PLC, London	Sell	2,190,879	$ 650,000	$ (28,715)
11/29/12	PLN	Deutsche Bank AG	Buy	2,255,000	683,955	14,624
11/29/12	PLN	JPMorgan Chase Bank	Buy	119,000	35,585	1,281
11/29/12	PLN	JPMorgan Chase Bank	Buy	2,110,000	630,952	22,707
11/29/12	SEK	Barclays Bank PLC, London	Buy	4,000,000	609,737	(1,949)
11/29/12	SEK	Deutsche Bank AG	Buy	487,500	72,289	1,785
11/29/12	SEK	JPMorgan Chase Bank	Buy	182,000	27,007	647
11/29/12	SEK	JPMorgan Chase Bank	Sell	1,746,214	259,124	(6,208)
11/29/12	SEK	JPMorgan Chase Bank	Sell	8,292,595	1,230,555	(29,481)
11/29/12	SGD	JPMorgan Chase Bank	Buy	60,000	48,188	702
11/29/12	SGD	JPMorgan Chase Bank	Buy	409,000	328,483	4,784
11/29/12	ZAR	Citibank NA	Sell	2,375,014	280,046	(2,810)
11/29/12	ZAR	Deutsche Bank AG	Buy	304,582	36,652	(378)
11/29/12	ZAR	Deutsche Bank AG	Buy	2,535,525	303,615	(1,643)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	226,086	27,550	(624)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	505,000	61,538	(1,394)
11/29/12	ZAR	JPMorgan Chase Bank	Buy	2,593,926	316,089	(7,162)
11/29/12	ZAR	JPMorgan Chase Bank	Sell	3,185,571	388,186	8,795
11/29/12	ZAR	JPMorgan Chase Bank	Sell	4,016,010	489,381	11,088
11/30/12	CLP	Barclays Bank PLC, London	Buy	33,891,000	69,649	1,099
11/30/12	KRW	Barclays Bank PLC, London	Buy	68,300,000	61,157	170
11/30/12	KRW	Deutsche Bank AG	Sell	234,900,000	207,052	(3,865)
11/30/12	MYR	Deutsche Bank AG	Sell	1,490,700	477,712	(10,003)
						$ 469,875
Swap Agreements
	Expiration Date		Notional Amount (b)(i)	Value
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of WPP Group PLC, par value of the notional amount of WPP Group PLC, 6% 4/04/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $143)	Dec. 2017	EUR	110,000	$ 315
Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the notional amount (Upfront Premium Received/(Paid) $(48,262))	June 2017		990,000	(6,101)
Receive from JPMorgan Chase, Inc. upon credit event of Societe Generale, par value of the notional amount of Societe Generale, 5.25% 3/28/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(39,315))	Dec. 2017	EUR	450,000	37,614
Receive quarterly notional amount multiplied by 1% and pay JPMorgan Chase, Inc. upon credit event of Casino Guichard Perrachon SA, par value of the notional amount of Casino Guichard Perrachon SA, 4.875% 4/10/14 (S&P Rating-BBB-) (Upfront Premium Received/(Paid) $3,370) (h)	Dec. 2017	EUR	110,000	(4,200)
				$ 27,628
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $570,975 or 1.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $111,885.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,021
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 9,269,899	$ -	$ 9,269,899	$ -
U.S. Government Agency - Mortgage Securities	2,043,847	-	2,043,847	-
Commercial Mortgage Securities	1,615,362	-	1,615,362	-
U.S. Government and Government Agency Obligations	2,131,808	-	2,131,808	-
Foreign Government and Government Agency Obligations	41,641,894	-	41,641,894	-
Preferred Securities	196,519	-	196,519	-
Money Market Funds	2,788,450	2,788,450	-	-
Purchased Swaptions	10,463	-	10,463	-
Total Investments in Securities:	$ 59,698,242	$ 2,788,450	$ 56,909,792	$ -
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,397,735	$ -	$ 1,397,735	$ -
Futures Contracts	3,522	3,522	-	-
Swap Agreements	37,929	-	37,929	-
Total Assets	$ 1,439,186	$ 3,522	$ 1,435,664	$ -
Liabilities
Forward Foreign Currency Contracts	$ (927,860)	$ -	$ (927,860)	$ -
Futures Contracts	(32,485)	(32,485)	-	-
Swap Agreements	$ (10,301)	$ -	$ (10,301)	$ -
Total Liabilities	$ (970,646)	$ (32,485)	$ (938,161)	$ -
Total Derivative Instruments:	$ 468,540	$ (28,963)	$ 497,503	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (538,165)	$ -	$ (538,165)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $57,422,867. Net unrealized appreciation aggregated $2,275,375, of which $2,304,610 related to appreciated investment securities and $29,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012